Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Eagle Funds
Entity Central Index Key	0000906352
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000030894
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class A
Trading Symbol	SGENX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class A) | $23,100	MSCI World Index | $30,490
10/31/15	9,500.81	10,000
11/30/15	9,465.03	9,950
12/31/15	9,295.27	9,775
1/31/16	8,978.49	9,191
2/29/16	9,152.27	9,122
3/31/16	9,619.3	9,741
4/30/16	9,946.94	9,895
5/31/16	9,852.81	9,951
6/30/16	9,927.03	9,839
7/31/16	10,280.01	10,255
8/31/16	10,274.58	10,264
9/30/16	10,316.22	10,318
10/31/16	10,202.17	10,118
11/30/16	10,214.85	10,264
12/31/16	10,285.15	10,510
1/31/17	10,563.79	10,763
2/28/17	10,723.01	11,062
3/31/17	10,842.43	11,180
4/30/17	10,863.28	11,345
5/31/17	11,005.45	11,585
6/30/17	11,009.24	11,630
7/31/17	11,141.93	11,908
8/31/17	11,158.99	11,925
9/30/17	11,308.73	12,192
10/31/17	11,462.27	12,423
11/30/17	11,596.85	12,692
12/31/17	11,672.09	12,864
1/31/18	12,108.85	13,543
2/28/18	11,606.87	12,982
3/31/18	11,537.7	12,699
4/30/18	11,595.01	12,845
5/31/18	11,634.54	12,925
6/30/18	11,519.91	12,919
7/31/18	11,705.68	13,323
8/31/18	11,628.61	13,487
9/30/18	11,670.11	13,563
10/31/18	11,138.48	12,567
11/30/18	11,215.56	12,709
12/31/18	10,678.96	11,743
1/31/19	11,446.99	12,657
2/28/19	11,684.11	13,037
3/31/19	11,734.48	13,209
4/30/19	11,973.7	13,677
5/31/19	11,436.5	12,888
6/30/19	12,160.46	13,737
7/31/19	12,145.77	13,805
8/31/19	12,040.85	13,523
9/30/19	12,269.58	13,810
10/31/19	12,412.27	14,162
11/30/19	12,479.42	14,556
12/31/19	12,832.91	14,992
1/31/20	12,478.59	14,901
2/29/20	11,694.67	13,642
3/31/20	10,330.55	11,836
4/30/20	11,347	13,129
5/31/20	11,672.52	13,764
6/30/20	11,851.9	14,128
7/31/20	12,405.52	14,803
8/31/20	12,830.7	15,793
9/30/20	12,520.67	15,248
10/31/20	12,272.65	14,780
11/30/20	13,359.96	16,670
12/31/20	13,897.44	17,377
1/31/21	13,661.51	17,204
2/28/21	13,942.82	17,645
3/31/21	14,460.06	18,232
4/30/21	15,004.52	19,080
5/31/21	15,605.7	19,355
6/30/21	15,319.86	19,644
7/31/21	15,417.41	19,995
8/31/21	15,490	20,493
9/30/21	15,024.94	19,642
10/31/21	15,524.03	20,755
11/30/21	14,968.22	20,300
12/31/21	15,598.16	21,168
1/31/22	15,532.89	20,048
2/28/22	15,416.84	19,541
3/31/22	15,641.68	20,077
4/30/22	14,810.03	18,409
5/31/22	15,025.2	18,423
6/30/22	14,000.15	16,827
7/31/22	14,498.17	18,163
8/31/22	13,937.29	17,404
9/30/22	12,873.56	15,786
10/31/22	13,676.19	16,920
11/30/22	14,790.69	18,096
12/31/22	14,587.92	17,327
1/31/23	15,604.57	18,554
2/28/23	15,043.4	18,108
3/31/23	15,456.1	18,667
4/30/23	15,745.49	18,994
5/31/23	15,232.13	18,805
6/30/23	15,931.71	19,942
7/31/23	16,304.14	20,612
8/31/23	15,911.58	20,119
9/30/23	15,325.24	19,252
10/31/23	15,093.73	18,693
11/30/23	15,929.19	20,445
12/31/23	16,455.26	21,449
1/31/24	16,496.99	21,707
2/29/24	16,765.64	22,627
3/31/24	17,522.02	23,354
4/30/24	17,185.56	22,487
5/31/24	17,764.59	23,491
6/30/24	17,712.42	23,969
7/31/24	18,437.51	24,391
8/31/24	18,995.67	25,036
9/30/24	19,462.54	25,494
10/31/24	19,079.13	24,988
11/30/24	19,180.85	26,135
12/31/24	18,395.31	25,454
1/31/25	19,243.44	26,352
2/28/25	19,476.75	26,163
3/31/25	19,668.88	24,998
4/30/25	19,797.88	25,220
5/31/25	20,401.73	26,713
6/30/25	21,090.66	27,865
7/31/25	21,005.57	28,224
8/31/25	21,941.53	28,960
9/30/25	22,973.56	29,891
10/31/25	23,099.82	30,490

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	21.07%	13.48%	9.29%
Class A - with sales charge	15.02%	12.32%	8.73%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 68,460,342,210
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 449,722,824
InvestmentCompanyPortfolioTurnover	15.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,460,342,210 Number of Portfolio Holdings199 Portfolio Turnover Rate15.99% Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824
Holdings [Text Block]
Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2
Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%
United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030896
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class C
Trading Symbol	FESGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$204	1.85%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class C) | $22,541	MSCI World Index | $30,490
10/31/15	9,999.98	10,000
11/30/15	9,955.46	9,950
12/31/15	9,770.06	9,775
1/31/16	9,431.61	9,191
2/29/16	9,607.68	9,122
3/31/16	10,092.86	9,741
4/30/16	10,429.36	9,895
5/31/16	10,325.67	9,951
6/30/16	10,396.1	9,839
7/31/16	10,759.98	10,255
8/31/16	10,746.29	10,264
9/30/16	10,783.46	10,318
10/31/16	10,656.29	10,118
11/30/16	10,662.16	10,264
12/31/16	10,730.79	10,510
1/31/17	11,012.86	10,763
2/28/17	11,172.29	11,062
3/31/17	11,290.84	11,180
4/30/17	11,305.14	11,345
5/31/17	11,444.13	11,585
6/30/17	11,442.09	11,630
7/31/17	11,572.9	11,908
8/31/17	11,583.12	11,925
9/30/17	11,730.29	12,192
10/31/17	11,883.58	12,423
11/30/17	12,014.4	12,692
12/31/17	12,085.41	12,864
1/31/18	12,530.28	13,543
2/28/18	12,004.92	12,982
3/31/18	11,924.42	12,699
4/30/18	11,977.38	12,845
5/31/18	12,009.15	12,925
6/30/18	11,884.17	12,919
7/31/18	12,068.47	13,323
8/31/18	11,981.61	13,487
9/30/18	12,017.63	13,563
10/31/18	11,462.61	12,567
11/30/18	11,534.63	12,709
12/31/18	10,976.52	11,743
1/31/19	11,759.12	12,657
2/28/19	11,993.9	13,037
3/31/19	12,036.39	13,209
4/30/19	12,275.64	13,677
5/31/19	11,716.64	12,888
6/30/19	12,450.05	13,737
7/31/19	12,427.69	13,805
8/31/19	12,311.42	13,523
9/30/19	12,539.49	13,810
10/31/19	12,675.88	14,162
11/30/19	12,738.49	14,556
12/31/19	13,090.72	14,992
1/31/20	12,720.71	14,901
2/29/20	11,915.13	13,642
3/31/20	10,519.41	11,836
4/30/20	11,545.12	13,129
5/31/20	11,868.29	13,764
6/30/20	12,043.93	14,128
7/31/20	12,598.94	14,803
8/31/20	13,022.81	15,793
9/30/20	12,699.64	15,248
10/31/20	12,439.69	14,780
11/30/20	13,533.32	16,670
12/31/20	14,068.52	17,377
1/31/21	13,820.95	17,204
2/28/21	14,097.08	17,645
3/31/21	14,611.26	18,232
4/30/21	15,151.63	19,080
5/31/21	15,749.12	19,355
6/30/21	15,451.57	19,644
7/31/21	15,539.64	19,995
8/31/21	15,601.53	20,493
9/30/21	15,125.44	19,642
10/31/21	15,615.82	20,755
11/30/21	15,049.27	20,300
12/31/21	15,670.15	21,168
1/31/22	15,594.66	20,048
2/28/22	15,468.86	19,541
3/31/22	15,685.24	20,077
4/30/22	14,842.36	18,409
5/31/22	15,048.67	18,423
6/30/22	14,012.05	16,827
7/31/22	14,500.17	18,163
8/31/22	13,931.53	17,404
9/30/22	12,859.68	15,786
10/31/22	13,652.25	16,920
11/30/22	14,756.81	18,096
12/31/22	14,543.87	17,327
1/31/23	15,547.71	18,554
2/28/23	14,981.58	18,108
3/31/23	15,379.97	18,667
4/30/23	15,660.42	18,994
5/31/23	15,138.84	18,805
6/30/23	15,822.92	19,942
7/31/23	16,184.61	20,612
8/31/23	15,783.6	20,119
9/30/23	15,193.88	19,252
10/31/23	14,952.75	18,693
11/30/23	15,773.12	20,445
12/31/23	16,280.94	21,449
1/31/24	16,313.32	21,707
2/29/24	16,569.65	22,627
3/31/24	17,303.56	23,354
4/30/24	16,960.89	22,487
5/31/24	17,522.11	23,491
6/30/24	17,457.35	23,969
7/31/24	18,164.28	24,391
8/31/24	18,698.53	25,036
9/30/24	19,149.13	25,494
10/31/24	18,760.58	24,988
11/30/24	18,846.93	26,135
12/31/24	18,063.15	25,454
1/31/25	18,884.72	26,352
2/28/25	19,102.11	26,163
3/31/25	19,277.15	24,998
4/30/25	19,392.9	25,220
5/31/25	19,971.67	26,713
6/30/25	20,632.31	27,865
7/31/25	20,536.32	28,224
8/31/25	21,436.94	28,960
9/30/25	22,433.54	29,891
10/31/25	22,540.83	30,490

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	20.15%	12.62%	8.47%
Class C - with sales charge	19.15%	12.62%	8.47%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 68,460,342,210
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 449,722,824
InvestmentCompanyPortfolioTurnover	15.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,460,342,210 Number of Portfolio Holdings199 Portfolio Turnover Rate15.99% Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824
Holdings [Text Block]
Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2
Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%
United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030895
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class I
Trading Symbol	SGIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class I) | $2,493,399	MSCI World Index | $3,048,995
10/31/15	999,999.99	1,000,000
11/30/15	996,256.78	995,024
12/31/15	978,701.8	977,534
1/31/16	945,477.2	919,054
2/29/16	964,082.98	912,214
3/31/16	1,013,445.24	974,116
4/30/16	1,048,188.68	989,530
5/31/16	1,038,695.94	995,088
6/30/16	1,046,669.84	983,937
7/31/16	1,084,261.11	1,025,507
8/31/16	1,083,881.4	1,026,360
9/30/16	1,088,437.91	1,031,811
10/31/16	1,076,477.06	1,011,843
11/30/16	1,077,995.9	1,026,392
12/31/16	1,085,789.86	1,050,952
1/31/17	1,115,480.21	1,076,317
2/28/17	1,132,417.65	1,106,178
3/31/17	1,145,369.82	1,117,961
4/30/17	1,147,960.25	1,134,514
5/31/17	1,163,104.32	1,158,514
6/30/17	1,163,702.11	1,162,972
7/31/17	1,178,049.12	1,190,804
8/31/17	1,180,041.76	1,192,481
9/30/17	1,196,182.15	1,219,246
10/31/17	1,212,521.81	1,242,287
11/30/17	1,227,068.08	1,269,205
12/31/17	1,235,410.57	1,286,369
1/31/18	1,282,069.14	1,354,289
2/28/18	1,228,953.36	1,298,185
3/31/18	1,222,079.56	1,269,889
4/30/18	1,228,328.47	1,284,481
5/31/18	1,232,702.71	1,292,530
6/30/18	1,221,038.07	1,291,914
7/31/18	1,240,826.3	1,332,265
8/31/18	1,232,911.01	1,348,749
9/30/18	1,237,701.84	1,356,259
10/31/18	1,181,669.9	1,256,672
11/30/18	1,190,001.79	1,270,947
12/31/18	1,133,378.74	1,174,307
1/31/19	1,215,221.54	1,265,675
2/28/19	1,240,506.31	1,303,734
3/31/19	1,246,051.22	1,320,857
4/30/19	1,271,779.58	1,367,694
5/31/19	1,215,221.54	1,288,777
6/30/19	1,292,184.84	1,373,701
7/31/19	1,290,854.06	1,380,505
8/31/19	1,279,986.04	1,352,268
9/30/19	1,304,605.42	1,381,045
10/31/19	1,320,131.16	1,416,189
11/30/19	1,327,672.23	1,455,630
12/31/19	1,365,516.26	1,499,238
1/31/20	1,328,217.33	1,490,113
2/29/20	1,244,939.84	1,364,161
3/31/20	1,100,201.21	1,183,624
4/30/20	1,208,579.24	1,312,928
5/31/20	1,243,297.74	1,376,353
6/30/20	1,262,768.26	1,412,759
7/31/20	1,322,118.13	1,480,348
8/31/20	1,367,862.1	1,579,256
9/30/20	1,334,785.69	1,524,773
10/31/20	1,308,746.81	1,478,001
11/30/20	1,425,100.72	1,666,980
12/31/20	1,482,767.03	1,737,655
1/31/21	1,457,717.04	1,720,385
2/28/21	1,488,306.94	1,764,469
3/31/21	1,543,705.96	1,823,176
4/30/21	1,602,236.24	1,908,027
5/31/21	1,666,788.15	1,935,513
6/30/21	1,636,679.99	1,964,361
7/31/21	1,647,278.06	1,999,549
8/31/21	1,655,467.48	2,049,314
9/30/21	1,606,090.09	1,964,226
10/31/21	1,659,803.06	2,075,480
11/30/21	1,600,791.05	2,030,000
12/31/21	1,668,514.03	2,116,763
1/31/22	1,661,825.57	2,004,763
2/28/22	1,649,734.89	1,954,060
3/31/22	1,674,173.5	2,007,686
4/30/22	1,585,422.75	1,840,901
5/31/22	1,608,832.37	1,842,295
6/30/22	1,499,501.74	1,682,712
7/31/22	1,553,009.44	1,816,313
8/31/22	1,493,070.53	1,740,377
9/30/22	1,379,623.92	1,578,592
10/31/22	1,465,802.18	1,691,955
11/30/22	1,585,680	1,809,597
12/31/22	1,564,190.67	1,732,749
1/31/23	1,673,694.76	1,855,351
2/28/23	1,613,843.26	1,810,751
3/31/23	1,658,128	1,866,703
4/30/23	1,689,798.3	1,899,425
5/31/23	1,635,046.26	1,880,463
6/30/23	1,710,196.12	1,994,189
7/31/23	1,750,723.36	2,061,179
8/31/23	1,708,854.16	2,011,946
9/30/23	1,646,318.74	1,925,154
10/31/23	1,621,626.64	1,869,294
11/30/23	1,711,806.47	2,044,545
12/31/23	1,768,630.82	2,144,920
1/31/24	1,773,649	2,170,660
2/29/24	1,802,921.74	2,262,691
3/31/24	1,884,327.82	2,335,402
4/30/24	1,848,642.96	2,248,654
5/31/24	1,911,370.25	2,349,061
6/30/24	1,905,794.49	2,396,860
7/31/24	1,984,412.7	2,439,098
8/31/24	2,044,909.69	2,503,565
9/30/24	2,095,649.1	2,549,415
10/31/24	2,054,667.27	2,498,842
11/30/24	2,065,818.78	2,613,506
12/31/24	1,981,608.63	2,545,396
1/31/25	2,073,619.23	2,635,220
2/28/25	2,099,194.07	2,616,253
3/31/25	2,120,065.48	2,499,776
4/30/25	2,134,763.66	2,521,992
5/31/25	2,200,023.58	2,671,273
6/30/25	2,274,690.34	2,786,547
7/31/25	2,266,165.39	2,822,417
8/31/25	2,367,582.83	2,896,041
9/30/25	2,479,289	2,989,137
10/31/25	2,493,399.26	3,048,995

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	21.35%	13.76%	9.57%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 68,460,342,210
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 449,722,824
InvestmentCompanyPortfolioTurnover	15.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,460,342,210 Number of Portfolio Holdings199 Portfolio Turnover Rate15.99% Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824
Holdings [Text Block]
Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2
Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%
United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179766
Shareholder Report [Line Items]
Fund Name	First Eagle Global Fund
Class Name	Class R6
Trading Symbol	FEGRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Fund (Class R6) | $21,960	MSCI World Index | $27,563
3/1/17	10,000.01	10,000
3/31/17	10,027.92	10,107
4/30/17	10,048.85	10,256
5/31/17	10,183.17	10,473
6/30/17	10,190.14	10,513
7/31/17	10,313.99	10,765
8/31/17	10,333.17	10,780
9/30/17	10,474.46	11,022
10/31/17	10,619.24	11,230
11/30/17	10,748.31	11,474
12/31/17	10,820.52	11,629
1/31/18	11,229.18	12,243
2/28/18	10,765.78	11,736
3/31/18	10,705.58	11,480
4/30/18	10,760.31	11,612
5/31/18	10,800.45	11,685
6/30/18	10,696.46	11,679
7/31/18	10,871.6	12,044
8/31/18	10,804.1	12,193
9/30/18	10,846.06	12,261
10/31/18	10,355.29	11,360
11/30/18	10,430.09	11,490
12/31/18	9,933.53	10,616
1/31/19	10,650.85	11,442
2/28/19	10,874.4	11,786
3/31/19	10,923	11,941
4/30/19	11,148.5	12,364
5/31/19	10,652.79	11,651
6/30/19	11,329.28	12,418
7/31/19	11,319.56	12,480
8/31/19	11,222.37	12,225
9/30/19	11,440.09	12,485
10/31/19	11,576.16	12,803
11/30/19	11,644.2	13,159
12/31/19	11,976.9	13,553
1/31/20	11,649.81	13,471
2/29/20	10,919.51	12,332
3/31/20	9,650.23	10,700
4/30/20	10,602.71	11,869
5/31/20	10,907.17	12,442
6/30/20	11,077.91	12,772
7/31/20	11,600.44	13,383
8/31/20	12,001.59	14,277
9/30/20	11,713.58	13,784
10/31/20	11,485.24	13,361
11/30/20	12,505.6	15,070
12/31/20	13,013.56	15,709
1/31/21	12,793.74	15,553
2/28/21	13,062.17	15,951
3/31/21	13,550.42	16,482
4/30/21	14,064.03	17,249
5/31/21	14,630.48	17,497
6/30/21	14,366.28	17,758
7/31/21	14,463.5	18,076
8/31/21	14,535.36	18,526
9/30/21	14,102.07	17,757
10/31/21	14,575.52	18,763
11/30/21	14,057.69	18,351
12/31/21	14,652.26	19,136
1/31/22	14,595.79	18,123
2/28/22	14,489.61	17,665
3/31/22	14,706.48	18,150
4/30/22	13,927.1	16,642
5/31/22	14,132.68	16,655
6/30/22	13,172.58	15,212
7/31/22	13,644.72	16,420
8/31/22	13,118.36	15,733
9/30/22	12,122.12	14,271
10/31/22	12,881.16	15,296
11/30/22	13,936.14	16,359
12/31/22	13,745.22	15,664
1/31/23	14,709.84	16,773
2/28/23	14,183.9	16,369
3/31/23	14,575.41	16,875
4/30/23	14,853.71	17,171
5/31/23	14,372.58	17,000
6/30/23	15,035.31	18,028
7/31/23	15,391.44	18,633
8/31/23	15,025.88	18,188
9/30/23	14,476.35	17,404
10/31/23	14,259.37	16,899
11/30/23	15,054.18	18,483
12/31/23	15,555.47	19,390
1/31/24	15,599.59	19,623
2/29/24	15,857.01	20,455
3/31/24	16,577.79	21,112
4/30/24	16,261.53	20,328
5/31/24	16,815.59	21,236
6/30/24	16,769.01	21,668
7/31/24	17,460.37	22,050
8/31/24	17,992.37	22,633
9/30/24	18,441.01	23,047
10/31/24	18,083.08	22,590
11/30/24	18,183.59	23,626
12/31/24	17,443.4	23,011
1/31/25	18,253.1	23,823
2/28/25	18,478.16	23,651
3/31/25	18,664.41	22,598
4/30/25	18,793.76	22,799
5/31/25	19,370.63	24,149
6/30/25	20,030.29	25,191
7/31/25	19,955.27	25,515
8/31/25	20,847.75	26,181
9/30/25	21,835.94	27,022
10/31/25	21,960.11	27,563

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	21.44%	13.84%	9.50%
MSCI World Index	22.02%	15.58%	12.41%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 68,460,342,210
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 449,722,824
InvestmentCompanyPortfolioTurnover	15.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$68,460,342,210 Number of Portfolio Holdings199 Portfolio Turnover Rate15.99% Net Investment Advisory Fees (net of waivers and reimbursements)$449,722,824
Holdings [Text Block]
Value	Value
Common Stocks	83.7%
Commodities	11.4%
Corporate Bonds	0.0%Footnote Reference1
Short-Term Investments	4.9%Footnote Reference2
Value	Value
Short-Term Investments	4.9%
OthersFootnote Reference5	2.6%
Energy	5.6%
Materials	6.2%
Consumer Discretionary	7.6%
Communication Services	8.3%
Health Care	10.1%
Industrials	10.5%
Information Technology	10.5%
Financials	10.6%
Commodities	11.4%
Consumer Staples	11.7%
United StatesFootnote Reference7	51.3%
United Kingdom	7.5%
Japan	6.1%
Canada	5.4%
South Korea	4.3%
Switzerland	3.2%
China	3.0%
France	3.0%
Hong Kong	2.1%
Mexico	2.1%
OthersFootnote Reference8	7.1%
Short-Term Investments	4.9%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference4	11.4%
Oracle Corp. (Software, United States)	2.5%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	2.3%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	2.1%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.0%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	1.8%
Prosus NV (Broadline Retail, China)	1.8%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	1.5%
British American Tobacco plc (Tobacco, United Kingdom)	1.5%
Total	28.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030897
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class A
Trading Symbol	SGOVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$128	1.13%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class A) | $19,018	MSCI EAFE Index | $20,578
10/31/15	9,500.22	10,000
11/30/15	9,349.02	9,844
12/31/15	9,351.07	9,712
1/31/16	9,002.05	9,009
2/29/16	9,151.02	8,844
3/31/16	9,636.24	9,420
4/30/16	9,989.51	9,693
5/31/16	9,819.26	9,605
6/30/16	9,883.11	9,282
7/31/16	10,210.84	9,753
8/31/16	10,155.51	9,760
9/30/16	10,219.35	9,879
10/31/16	10,155.51	9,677
11/30/16	9,797.98	9,485
12/31/16	9,873.41	9,809
1/31/17	10,217.37	10,093
2/28/17	10,318.79	10,238
3/31/17	10,504	10,520
4/30/17	10,596.61	10,787
5/31/17	10,834.73	11,183
6/30/17	10,786.22	11,163
7/31/17	10,936.16	11,485
8/31/17	10,989.07	11,481
9/30/17	11,046.4	11,767
10/31/17	11,169.87	11,945
11/30/17	11,213.97	12,071
12/31/17	11,260.79	12,265
1/31/18	11,607.41	12,880
2/28/18	11,123.96	12,298
3/31/18	11,146.77	12,077
4/30/18	11,219.74	12,352
5/31/18	11,087.47	12,075
6/30/18	10,932.41	11,927
7/31/18	11,064.67	12,221
8/31/18	10,836.63	11,985
9/30/18	10,927.84	12,089
10/31/18	10,357.74	11,127
11/30/18	10,348.61	11,113
12/31/18	10,102.03	10,573
1/31/19	10,647.07	11,268
2/28/19	10,816.22	11,555
3/31/19	10,896.1	11,628
4/30/19	11,084.04	11,955
5/31/19	10,764.54	11,381
6/30/19	11,342.47	12,056
7/31/19	11,206.21	11,903
8/31/19	11,253.19	11,595
9/30/19	11,441.14	11,927
10/31/19	11,582.1	12,355
11/30/19	11,539.81	12,495
12/31/19	11,880.64	12,901
1/31/20	11,578.04	12,631
2/29/20	10,913.32	11,490
3/31/20	9,777.34	9,956
4/30/20	10,556.16	10,599
5/31/20	10,843.87	11,061
6/30/20	11,047.26	11,437
7/31/20	11,399.46	11,704
8/31/20	11,677.25	12,306
9/30/20	11,543.32	11,986
10/31/20	11,310.17	11,507
11/30/20	12,282.45	13,291
12/31/20	12,706.08	13,909
1/31/21	12,591.75	13,761
2/28/21	12,502.27	14,070
3/31/21	12,845.27	14,393
4/30/21	13,128.62	14,826
5/31/21	13,655.56	15,310
6/30/21	13,411.97	15,137
7/31/21	13,407	15,251
8/31/21	13,392.09	15,520
9/30/21	13,019.26	15,070
10/31/21	13,272.78	15,441
11/30/21	12,845.27	14,722
12/31/21	13,333.71	15,476
1/31/22	13,180.94	14,728
2/28/22	13,170.4	14,468
3/31/22	13,154.6	14,561
4/30/22	12,575.1	13,619
5/31/22	12,712.07	13,721
6/30/22	11,963.99	12,448
7/31/22	12,201.06	13,068
8/31/22	11,695.32	12,447
9/30/22	10,889.29	11,283
10/31/22	11,200.11	11,889
11/30/22	12,327.49	13,229
12/31/22	12,253.86	13,239
1/31/23	13,115.89	14,311
2/28/23	12,624.86	14,013
3/31/23	13,083.15	14,360
4/30/23	13,290.47	14,765
5/31/23	12,804.9	14,141
6/30/23	13,170.45	14,784
7/31/23	13,399.59	15,262
8/31/23	13,044.96	14,678
9/30/23	12,592.12	14,176
10/31/23	12,444.82	13,602
11/30/23	13,099.52	14,864
12/31/23	13,531.08	15,654
1/31/24	13,397.11	15,744
2/29/24	13,553.41	16,032
3/31/24	13,999.98	16,559
4/30/24	13,899.5	16,135
5/31/24	14,379.57	16,760
6/30/24	14,094.88	16,490
7/31/24	14,725.66	16,974
8/31/24	15,216.89	17,525
9/30/24	15,523.9	17,687
10/31/24	15,094.08	16,725
11/30/24	14,898.7	16,631
12/31/24	14,361.48	16,252
1/31/25	14,988.77	17,106
2/28/25	15,453.22	17,438
3/31/25	15,929.72	17,368
4/30/25	16,472.57	18,163
5/31/25	16,834.47	18,994
6/30/25	17,238.6	19,413
7/31/25	17,154.15	19,140
8/31/25	17,950.34	19,956
9/30/25	18,824.94	20,338
10/31/25	19,017.95	20,578

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	26.00%	10.95%	7.19%
Class A - with sales charge	19.71%	9.82%	6.64%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 15,396,879,923
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 99,149,445
InvestmentCompanyPortfolioTurnover	12.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,396,879,923 Number of Portfolio Holdings143 Portfolio Turnover Rate12.34% Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445
Holdings [Text Block]
Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1
Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%
Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030899
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class C
Trading Symbol	FESOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$211	1.87%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class C) | $18,598	MSCI EAFE Index | $20,578
10/31/15	9,999.99	10,000
11/30/15	9,835.16	9,844
12/31/15	9,830.65	9,712
1/31/16	9,455.4	9,009
2/29/16	9,608.28	8,844
3/31/16	10,113.25	9,420
4/30/16	10,479.24	9,693
5/31/16	10,289.29	9,605
6/30/16	10,354.15	9,282
7/31/16	10,687.71	9,753
8/31/16	10,622.85	9,760
9/30/16	10,683.08	9,879
10/31/16	10,613.58	9,677
11/30/16	10,229.07	9,485
12/31/16	10,301.04	9,809
1/31/17	10,653.95	10,093
2/28/17	10,758.86	10,238
3/31/17	10,940.09	10,520
4/30/17	11,030.7	10,787
5/31/17	11,273.92	11,183
6/30/17	11,211.92	11,163
7/31/17	11,364.53	11,485
8/31/17	11,407.45	11,481
9/30/17	11,464.68	11,767
10/31/17	11,583.9	11,945
11/30/17	11,626.82	12,071
12/31/17	11,663.33	12,265
1/31/18	12,016.77	12,880
2/28/18	11,511.16	12,298
3/31/18	11,525.89	12,077
4/30/18	11,594.61	12,352
5/31/18	11,452.25	12,075
6/30/18	11,280.45	11,927
7/31/18	11,412.98	12,221
8/31/18	11,172.45	11,985
9/30/18	11,255.9	12,089
10/31/18	10,666.84	11,127
11/30/18	10,647.21	11,113
12/31/18	10,392.56	10,573
1/31/19	10,939.8	11,268
2/28/19	11,110.5	11,555
3/31/19	11,185.81	11,628
4/30/19	11,371.57	11,955
5/31/19	11,035.19	11,381
6/30/19	11,617.58	12,056
7/31/19	11,471.98	11,903
8/31/19	11,517.16	11,595
9/30/19	11,697.9	11,927
10/31/19	11,838.48	12,355
11/30/19	11,783.25	12,495
12/31/19	12,126.45	12,901
1/31/20	11,811.06	12,631
2/29/20	11,122.48	11,490
3/31/20	9,966.08	9,956
4/30/20	10,749.28	10,599
5/31/20	11,033.12	11,061
6/30/20	11,232.86	11,437
7/31/20	11,590.3	11,704
8/31/20	11,858.37	12,306
9/30/20	11,716.45	11,986
10/31/20	11,474.66	11,507
11/30/20	12,452.34	13,291
12/31/20	12,872.85	13,909
1/31/21	12,751.95	13,761
2/28/21	12,652.08	14,070
3/31/21	12,988.49	14,393
4/30/21	13,272.33	14,826
5/31/21	13,797.97	15,310
6/30/21	13,540.41	15,137
7/31/21	13,524.64	15,251
8/31/21	13,503.61	15,520
9/30/21	13,119.9	15,070
10/31/21	13,366.95	15,441
11/30/21	12,925.41	14,722
12/31/21	13,413.35	15,476
1/31/22	13,253.07	14,728
2/28/22	13,230.97	14,468
3/31/22	13,208.86	14,561
4/30/22	12,617.5	13,619
5/31/22	12,744.62	13,721
6/30/22	11,987.46	12,448
7/31/22	12,219.58	13,068
8/31/22	11,705.59	12,447
9/30/22	10,887.64	11,283
10/31/22	11,197.13	11,889
11/30/22	12,313.53	13,229
12/31/22	12,231.69	13,239
1/31/23	13,085.33	14,311
2/28/23	12,592.63	14,013
3/31/23	13,039.5	14,360
4/30/23	13,234.29	14,765
5/31/23	12,741.59	14,141
6/30/23	13,102.52	14,784
7/31/23	13,320.23	15,262
8/31/23	12,959.29	14,678
9/30/23	12,500.96	14,176
10/31/23	12,346.28	13,602
11/30/23	12,993.67	14,864
12/31/23	13,407.28	15,654
1/31/24	13,267.62	15,744
2/29/24	13,413.09	16,032
3/31/24	13,849.53	16,559
4/30/24	13,744.79	16,135
5/31/24	14,204.5	16,760
6/30/24	13,919.36	16,490
7/31/24	14,536.19	16,974
8/31/24	15,007.54	17,525
9/30/24	15,298.49	17,687
10/31/24	14,867.88	16,725
11/30/24	14,670.03	16,631
12/31/24	14,128.26	16,252
1/31/25	14,735.45	17,106
2/28/25	15,186.15	17,438
3/31/25	15,649.38	17,368
4/30/25	16,168.93	18,163
5/31/25	16,513.22	18,994
6/30/25	16,901.33	19,413
7/31/25	16,807.43	19,140
8/31/25	17,577.38	19,956
9/30/25	18,416.18	20,338
10/31/25	18,597.72	20,578

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	25.09%	10.14%	6.40%
Class C - with sales charge	24.09%	10.14%	6.40%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 15,396,879,923
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 99,149,445
InvestmentCompanyPortfolioTurnover	12.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,396,879,923 Number of Portfolio Holdings143 Portfolio Turnover Rate12.34% Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445
Holdings [Text Block]
Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1
Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%
Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030898
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class I
Trading Symbol	SGOIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$100	0.88%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class I) | $2,057,597	MSCI EAFE Index | $2,057,758
10/31/15	1,000,000	1,000,000
11/30/15	984,429.06	984,443
12/31/15	984,326.56	971,179
1/31/16	947,853.75	900,949
2/29/16	964,112.71	884,443
3/31/16	1,015,526.2	941,991
4/30/16	1,052,877.87	969,263
5/31/16	1,035,300.61	960,458
6/30/16	1,042,331.52	928,218
7/31/16	1,077,046.61	975,261
8/31/16	1,071,334	975,953
9/30/16	1,078,364.9	987,942
10/31/16	1,072,212.86	967,734
11/30/16	1,034,421.75	948,460
12/31/16	1,042,394.47	980,892
1/31/17	1,078,889.68	1,009,346
2/28/17	1,090,294.43	1,023,779
3/31/17	1,109,910.61	1,051,962
4/30/17	1,119,946.79	1,078,729
5/31/17	1,145,493.44	1,118,323
6/30/17	1,140,475.35	1,116,345
7/31/17	1,156,898.2	1,148,547
8/31/17	1,162,372.48	1,148,114
9/30/17	1,168,759.14	1,176,680
10/31/17	1,181,988.65	1,194,547
11/30/17	1,187,462.93	1,207,077
12/31/17	1,192,143.4	1,226,452
1/31/18	1,229,486.51	1,287,970
2/28/18	1,178,435.17	1,229,837
3/31/18	1,181,271.35	1,207,670
4/30/18	1,188,834.51	1,235,245
5/31/18	1,175,598.98	1,207,479
6/30/18	1,159,054.56	1,192,727
7/31/18	1,173,235.49	1,222,086
8/31/18	1,149,600.61	1,198,485
9/30/18	1,159,527.26	1,208,886
10/31/18	1,099,494.66	1,112,668
11/30/18	1,098,549.27	1,111,266
12/31/18	1,073,055.88	1,057,321
1/31/19	1,130,689.29	1,126,808
2/28/19	1,149,249.2	1,155,532
3/31/19	1,158,040.74	1,162,819
4/30/19	1,178,065.9	1,195,512
5/31/19	1,144,853.43	1,138,096
6/30/19	1,205,905.77	1,205,614
7/31/19	1,191,741.63	1,190,307
8/31/19	1,197,114.23	1,159,471
9/30/19	1,217,627.82	1,192,697
10/31/19	1,232,768.8	1,235,549
11/30/19	1,228,373.03	1,249,478
12/31/19	1,265,257.27	1,290,086
1/31/20	1,233,238.52	1,263,138
2/29/20	1,162,487.4	1,148,954
3/31/20	1,042,158.85	995,605
4/30/20	1,125,304.33	1,059,923
5/31/20	1,156,290.22	1,106,078
6/30/20	1,177,980.34	1,143,739
7/31/20	1,216,196.28	1,170,398
8/31/20	1,245,632.87	1,230,570
9/30/20	1,232,205.65	1,198,595
10/31/20	1,207,416.94	1,150,737
11/30/20	1,311,219.68	1,329,116
12/31/20	1,356,886.76	1,390,915
1/31/21	1,345,471.27	1,376,096
2/28/21	1,335,612.44	1,406,961
3/31/21	1,372,453.34	1,439,312
4/30/21	1,403,586.49	1,482,620
5/31/21	1,460,145.06	1,530,970
6/30/21	1,434,200.77	1,513,740
7/31/21	1,434,200.77	1,525,138
8/31/21	1,433,162.99	1,552,040
9/30/21	1,393,727.66	1,506,999
10/31/21	1,421,228.62	1,544,064
11/30/21	1,375,047.77	1,472,197
12/31/21	1,428,128.59	1,547,580
1/31/22	1,412,156.46	1,472,794
2/28/22	1,411,605.7	1,446,753
3/31/22	1,409,953.41	1,456,052
4/30/22	1,348,267.95	1,361,853
5/31/22	1,363,138.55	1,372,063
6/30/22	1,282,727.14	1,244,752
7/31/22	1,308,613.01	1,306,778
8/31/22	1,254,638.23	1,244,713
9/30/22	1,168,168.43	1,128,274
10/31/22	1,202,315.74	1,188,947
11/30/22	1,323,483.61	1,322,865
12/31/22	1,315,455.46	1,323,928
1/31/23	1,408,600.22	1,431,136
2/28/23	1,356,599.15	1,401,273
3/31/23	1,405,743.01	1,436,002
4/30/23	1,428,600.63	1,476,544
5/31/23	1,376,599.56	1,414,060
6/30/23	1,416,600.38	1,478,413
7/31/23	1,441,172.31	1,526,249
8/31/23	1,402,885.81	1,467,775
9/30/23	1,354,884.83	1,417,639
10/31/23	1,338,884.51	1,360,166
11/30/23	1,410,314.54	1,486,413
12/31/23	1,456,677.32	1,565,385
1/31/24	1,442,614.46	1,574,394
2/29/24	1,459,607.08	1,603,212
3/31/24	1,508,241.12	1,655,941
4/30/24	1,497,693.98	1,613,534
5/31/24	1,549,843.73	1,676,035
6/30/24	1,519,960.16	1,648,977
7/31/24	1,587,930.62	1,697,352
8/31/24	1,641,252.28	1,752,544
9/30/24	1,674,651.56	1,768,727
10/31/24	1,628,361.33	1,672,542
11/30/24	1,608,438.95	1,663,053
12/31/24	1,550,166.01	1,625,232
1/31/25	1,618,583.63	1,710,641
2/28/25	1,669,263.36	1,743,816
3/31/25	1,721,210.07	1,736,781
4/30/25	1,779,491.75	1,816,334
5/31/25	1,819,402.03	1,899,437
6/30/25	1,863,746.79	1,941,288
7/31/25	1,854,244.34	1,914,039
8/31/25	1,941,666.86	1,995,639
9/30/25	2,036,057.85	2,033,832
10/31/25	2,057,596.73	2,057,758

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	26.36%	11.25%	7.48%
MSCI EAFE Index	23.03%	12.33%	7.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 15,396,879,923
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 99,149,445
InvestmentCompanyPortfolioTurnover	12.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,396,879,923 Number of Portfolio Holdings143 Portfolio Turnover Rate12.34% Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445
Holdings [Text Block]
Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1
Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%
Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179770
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Fund
Class Name	Class R6
Trading Symbol	FEORX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Overseas Fund (Class R6) | $18,925	MSCI EAFE Index | $20,100
3/1/17	9,999.99	10,000
3/31/17	10,141.72	10,275
4/30/17	10,233.42	10,537
5/31/17	10,466.85	10,923
6/30/17	10,421	10,904
7/31/17	10,571.06	11,219
8/31/17	10,625.25	11,214
9/30/17	10,683.61	11,493
10/31/17	10,804.49	11,668
11/30/17	10,854.51	11,790
12/31/17	10,899.58	11,980
1/31/18	11,241	12,581
2/28/18	10,774.25	12,013
3/31/18	10,800.18	11,796
4/30/18	10,873.65	12,066
5/31/18	10,748.32	11,794
6/30/18	10,601.38	11,650
7/31/18	10,731.03	11,937
8/31/18	10,514.94	11,706
9/30/18	10,605.7	11,808
10/31/18	10,056.83	10,868
11/30/18	10,048.18	10,855
12/31/18	9,818.61	10,328
1/31/19	10,345.97	11,006
2/28/19	10,515.79	11,287
3/31/19	10,591.77	11,358
4/30/19	10,779.47	11,677
5/31/19	10,475.57	11,117
6/30/19	11,038.68	11,776
7/31/19	10,909.07	11,627
8/31/19	10,958.23	11,325
9/30/19	11,141.47	11,650
10/31/19	11,284.48	12,069
11/30/19	11,244.26	12,205
12/31/19	11,579.75	12,601
1/31/20	11,291.32	12,338
2/29/20	10,643.54	11,223
3/31/20	9,541.83	9,725
4/30/20	10,303.1	10,353
5/31/20	10,586.8	10,804
6/30/20	10,785.39	11,172
7/31/20	11,140.02	11,432
8/31/20	11,409.53	12,020
9/30/20	11,286.6	11,708
10/31/20	11,059.63	11,240
11/30/20	12,010.03	12,982
12/31/20	12,432.13	13,586
1/31/21	12,327.54	13,441
2/28/21	12,237.21	13,743
3/31/21	12,574.75	14,059
4/30/21	12,860	14,482
5/31/21	13,382.96	14,954
6/30/21	13,145.25	14,786
7/31/21	13,145.25	14,897
8/31/21	13,135.74	15,160
9/30/21	12,774.43	14,720
10/31/21	13,026.4	15,082
11/30/21	12,608.03	14,380
12/31/21	13,091.98	15,116
1/31/22	12,950.56	14,386
2/28/22	12,940.46	14,132
3/31/22	12,930.36	14,222
4/30/22	12,364.65	13,302
5/31/22	12,501.03	13,402
6/30/22	11,763.59	12,158
7/31/22	12,006.04	12,764
8/31/22	11,506	12,158
9/30/22	10,718.05	11,021
10/31/22	11,031.21	11,613
11/30/22	12,142.41	12,921
12/31/22	12,073.87	12,932
1/31/23	12,928.8	13,979
2/28/23	12,446.27	13,687
3/31/23	12,902.58	14,026
4/30/23	13,112.38	14,422
5/31/23	12,635.08	13,812
6/30/23	13,002.23	14,441
7/31/23	13,227.76	14,908
8/31/23	12,881.6	14,337
9/30/23	12,435.78	13,847
10/31/23	12,294.16	13,286
11/30/23	12,949.78	14,519
12/31/23	13,376.23	15,290
1/31/24	13,247.05	15,378
2/29/24	13,408.53	15,660
3/31/24	13,855.3	16,175
4/30/24	13,758.41	15,761
5/31/24	14,237.48	16,371
6/30/24	13,962.96	16,107
7/31/24	14,592.74	16,579
8/31/24	15,082.58	17,118
9/30/24	15,389.4	17,276
10/31/24	14,969.54	16,337
11/30/24	14,781.14	16,244
12/31/24	14,247.9	15,875
1/31/25	14,877	16,709
2/28/25	15,343	17,033
3/31/25	15,820.65	16,964
4/30/25	16,362.37	17,741
5/31/25	16,729.34	18,553
6/30/25	17,137.09	18,962
7/31/25	17,055.54	18,696
8/31/25	17,853.56	19,493
9/30/25	18,727.31	19,866
10/31/25	18,925.36	20,100

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	26.47%	11.34%	7.64%
MSCI EAFE Index	23.03%	12.33%	8.39%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 15,396,879,923
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 99,149,445
InvestmentCompanyPortfolioTurnover	12.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$15,396,879,923 Number of Portfolio Holdings143 Portfolio Turnover Rate12.34% Net Investment Advisory Fees (net of waivers and reimbursements)$99,149,445
Holdings [Text Block]
Value	Value
Common Stocks	87.0%
Commodities	9.2%
Short-Term Investments	3.8%Footnote Reference1
Value	Value
Short-Term Investments	3.8%
OthersFootnote Reference4	0.8%
Real Estate	2.6%
Health Care	5.1%
Energy	5.8%
Information Technology	7.1%
Materials	8.2%
Commodities	9.2%
Consumer Discretionary	11.7%
Industrials	13.5%
Financials	13.8%
Consumer Staples	18.4%
Japan	13.9%
United Kingdom	13.3%
United StatesFootnote Reference6	11.3%
Canada	8.8%
South Korea	7.2%
France	5.4%
Switzerland	4.8%
China	4.5%
Hong Kong	4.2%
Germany	3.4%
OthersFootnote Reference7	19.4%
Short-Term Investments	3.8%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	9.2%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.3%
Prosus NV (Broadline Retail, China)	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.5%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.4%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Alibaba Group Holding Ltd. (Broadline Retail, China)	1.8%
Mitsubishi Electric Corp. (Electrical Equipment, Japan)	1.8%
Total	30.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030900
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class A
Trading Symbol	FEVAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Fund (Class A) | $24,765	S&P 500 Index | $39,196
10/31/15	9,501.43	10,000
11/30/15	9,554.16	10,030
12/31/15	9,231.73	9,872
1/31/16	8,940.26	9,382
2/29/16	9,121.17	9,369
3/31/16	9,633.77	10,005
4/30/16	9,895.09	10,043
5/31/16	9,890.07	10,224
6/30/16	9,910.17	10,250
7/31/16	10,221.74	10,628
8/31/16	10,261.95	10,643
9/30/16	10,272	10,645
10/31/16	10,091.08	10,451
11/30/16	10,513.22	10,838
12/31/16	10,595.36	11,052
1/31/17	10,764.49	11,262
2/28/17	10,977.27	11,709
3/31/17	11,015.46	11,723
4/30/17	10,982.73	11,843
5/31/17	11,026.37	12,010
6/30/17	11,091.84	12,085
7/31/17	11,217.33	12,333
8/31/17	11,206.42	12,371
9/30/17	11,441.02	12,626
10/31/17	11,599.24	12,921
11/30/17	11,779.29	13,317
12/31/17	11,950.8	13,465
1/31/18	12,462.38	14,236
2/28/18	11,980.54	13,711
3/31/18	11,861.57	13,363
4/30/18	11,921.05	13,414
5/31/18	12,075.72	13,737
6/30/18	12,016.23	13,822
7/31/18	12,266.08	14,336
8/31/18	12,319.61	14,803
9/30/18	12,307.72	14,887
10/31/18	11,831.83	13,870
11/30/18	12,016.23	14,153
12/31/18	11,243.15	12,875
1/31/19	12,150.3	13,906
2/28/19	12,418.32	14,353
3/31/19	12,418.32	14,632
4/30/19	12,706.96	15,224
5/31/19	11,985.36	14,257
6/30/19	12,830.66	15,262
7/31/19	12,947.49	15,481
8/31/19	12,679.47	15,236
9/30/19	12,892.51	15,521
10/31/19	12,947.49	15,857
11/30/19	13,084.94	16,433
12/31/19	13,420.27	16,928
1/31/20	13,024.9	16,922
2/29/20	12,137.18	15,529
3/31/20	10,525.85	13,611
4/30/20	11,689.58	15,356
5/31/20	11,950.68	16,087
6/30/20	12,055.12	16,407
7/31/20	12,756.34	17,332
8/31/20	13,315.83	18,578
9/30/20	12,845.86	17,872
10/31/20	12,659.37	17,397
11/30/20	13,711.2	19,301
12/31/20	14,292.03	20,043
1/31/21	13,950.48	19,841
2/28/21	14,671.53	20,388
3/31/21	15,286.32	21,281
4/30/21	16,060.5	22,416
5/31/21	16,622.17	22,573
6/30/21	16,326.15	23,100
7/31/21	16,508.32	23,649
8/31/21	16,690.48	24,368
9/30/21	16,159.17	23,234
10/31/21	16,872.64	24,862
11/30/21	16,159.17	24,690
12/31/21	16,958.45	25,797
1/31/22	16,916.81	24,462
2/28/22	16,783.54	23,729
3/31/22	17,324.94	24,610
4/30/22	16,258.79	22,464
5/31/22	16,500.34	22,505
6/30/22	15,200.97	20,648
7/31/22	15,942.28	22,552
8/31/22	15,425.86	21,632
9/30/22	14,176.47	19,640
10/31/22	15,334.24	21,230
11/30/22	16,267.12	22,416
12/31/22	15,991.95	21,125
1/31/23	16,981.89	22,452
2/28/23	16,459.92	21,904
3/31/23	16,711.9	22,708
4/30/23	17,071.88	23,063
5/31/23	16,567.91	23,163
6/30/23	17,503.85	24,693
7/31/23	18,016.82	25,487
8/31/23	17,629.84	25,081
9/30/23	16,981.89	23,885
10/31/23	16,684.91	23,383
11/30/23	17,647.84	25,518
12/31/23	18,298.49	26,678
1/31/24	18,442.72	27,126
2/29/24	18,721.57	28,574
3/31/24	19,750.44	29,494
4/30/24	19,240.82	28,289
5/31/24	19,923.52	29,692
6/30/24	20,096.6	30,757
7/31/24	20,913.93	31,132
8/31/24	21,452.4	31,887
9/30/24	21,990.88	32,568
10/31/24	21,702.41	32,272
11/30/24	22,173.57	34,167
12/31/24	21,152.17	33,352
1/31/25	22,083.4	34,281
2/28/25	22,022	33,834
3/31/25	22,011.76	31,928
4/30/25	21,592.2	31,711
5/31/25	22,277.83	33,707
6/30/25	23,045.32	35,421
7/31/25	22,994.16	36,216
8/31/25	23,986.78	36,950
9/30/25	24,784.98	38,299
10/31/25	24,764.51	39,196

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	14.11%	14.36%	10.05%
Class A - with sales charge	8.39%	13.20%	9.49%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,570,982,219
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,839,951
InvestmentCompanyPortfolioTurnover	16.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,570,982,219 Number of Portfolio Holdings81 Portfolio Turnover Rate16.89% Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951
Holdings [Text Block]
Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1
Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030902
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class C
Trading Symbol	FEVCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$199	1.87%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Fund (Class C) | $24,146	S&P 500 Index | $39,196
10/31/15	10,000	10,000
11/30/15	10,046.32	10,030
12/31/15	9,702.2	9,872
1/31/16	9,389.57	9,382
2/29/16	9,572.84	9,369
3/31/16	10,106.46	10,005
4/30/16	10,375.96	10,043
5/31/16	10,365.18	10,224
6/30/16	10,375.96	10,250
7/31/16	10,699.37	10,628
8/31/16	10,731.71	10,643
9/30/16	10,737.1	10,645
10/31/16	10,537.67	10,451
11/30/16	10,968.87	10,838
12/31/16	11,054.24	11,052
1/31/17	11,218.18	11,262
2/28/17	11,434.82	11,709
3/31/17	11,464.09	11,723
4/30/17	11,423.11	11,843
5/31/17	11,464.09	12,010
6/30/17	11,522.64	12,085
7/31/17	11,645.59	12,333
8/31/17	11,628.03	12,371
9/30/17	11,862.23	12,626
10/31/17	12,026.17	12,921
11/30/17	12,201.82	13,317
12/31/17	12,368.14	13,465
1/31/18	12,892.54	14,236
2/28/18	12,387.33	13,711
3/31/18	12,259.43	13,363
4/30/18	12,310.59	13,414
5/31/18	12,457.67	13,737
6/30/18	12,393.72	13,822
7/31/18	12,636.74	14,336
8/31/18	12,687.9	14,803
9/30/18	12,668.71	14,887
10/31/18	12,169.89	13,870
11/30/18	12,348.96	14,153
12/31/18	11,552.89	12,875
1/31/19	12,468.85	13,906
2/28/19	12,742.16	14,353
3/31/19	12,734.77	14,632
4/30/19	13,015.47	15,224
5/31/19	12,269.41	14,257
6/30/19	13,126.27	15,262
7/31/19	13,244.46	15,481
8/31/19	12,956.38	15,236
9/30/19	13,170.59	15,521
10/31/19	13,214.91	15,857
11/30/19	13,347.88	16,433
12/31/19	13,681.1	16,928
1/31/20	13,266.03	16,922
2/29/20	12,356.09	15,529
3/31/20	10,711.8	13,611
4/30/20	11,885.15	15,356
5/31/20	12,140.58	16,087
6/30/20	12,244.34	16,407
7/31/20	12,946.76	17,332
8/31/20	13,497.51	18,578
9/30/20	13,018.59	17,872
10/31/20	12,819.04	17,397
11/30/20	13,880.65	19,301
12/31/20	14,456.15	20,043
1/31/21	14,102.18	19,841
2/28/21	14,826.2	20,388
3/31/21	15,429.54	21,281
4/30/21	16,201.82	22,416
5/31/21	16,756.9	22,573
6/30/21	16,451.21	23,100
7/31/21	16,620.14	23,649
8/31/21	16,789.08	24,368
9/30/21	16,242.05	23,234
10/31/21	16,958.02	24,862
11/30/21	16,234	24,690
12/31/21	17,015.69	25,797
1/31/22	16,962.93	24,462
2/28/22	16,822.23	23,729
3/31/22	17,349.85	24,610
4/30/22	16,277.03	22,464
5/31/22	16,505.66	22,505
6/30/22	15,195.41	20,648
7/31/22	15,925.28	22,552
8/31/22	15,406.46	21,632
9/30/22	14,148.97	19,640
10/31/22	15,292.14	21,230
11/30/22	16,215.47	22,416
12/31/22	15,926.87	21,125
1/31/23	16,904.5	22,452
2/28/23	16,372.98	21,904
3/31/23	16,619.76	22,708
4/30/23	16,961.45	23,063
5/31/23	16,448.91	23,163
6/30/23	17,369.59	24,693
7/31/23	17,872.65	25,487
8/31/23	17,474	25,081
9/30/23	16,819.08	23,885
10/31/23	16,515.35	23,383
11/30/23	17,455.02	25,518
12/31/23	18,088.65	26,678
1/31/24	18,219.95	27,126
2/29/24	18,482.54	28,574
3/31/24	19,482.42	29,494
4/30/24	18,977.43	28,289
5/31/24	19,633.91	29,692
6/30/24	19,785.41	30,757
7/31/24	20,583.29	31,132
8/31/24	21,098.38	31,887
9/30/24	21,613.47	32,568
10/31/24	21,320.57	32,272
11/30/24	21,764.96	34,167
12/31/24	20,762.31	33,352
1/31/25	21,651.05	34,281
2/28/25	21,586.8	33,834
3/31/25	21,565.39	31,928
4/30/25	21,137.08	31,711
5/31/25	21,790.25	33,707
6/30/25	22,529.08	35,421
7/31/25	22,464.84	36,216
8/31/25	23,417.83	36,950
9/30/25	24,178.08	38,299
10/31/25	24,145.95	39,196

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	13.25%	13.50%	9.22%
Class C - with sales charge	12.25%	13.50%	9.22%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,570,982,219
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,839,951
InvestmentCompanyPortfolioTurnover	16.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,570,982,219 Number of Portfolio Holdings81 Portfolio Turnover Rate16.89% Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951
Holdings [Text Block]
Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1
Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030901
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class I
Trading Symbol	FEVIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Fund (Class I) | $2,677,925	S&P 500 Index | $3,919,570
10/31/15	1,000,000	1,000,000
11/30/15	1,005,967.18	1,002,974
12/31/15	971,931.45	987,155
1/31/16	942,146.45	938,168
2/29/16	960,958.03	936,903
3/31/16	1,015,302.58	1,000,460
4/30/16	1,042,997.4	1,004,339
5/31/16	1,042,997.4	1,022,375
6/30/16	1,045,087.58	1,025,024
7/31/16	1,078,530.38	1,062,815
8/31/16	1,082,710.73	1,064,307
9/30/16	1,084,278.36	1,064,509
10/31/16	1,064,944.24	1,045,091
11/30/16	1,109,883.01	1,083,796
12/31/16	1,119,094.83	1,105,218
1/31/17	1,136,704.95	1,126,180
2/28/17	1,159,427.69	1,170,896
3/31/17	1,163,404.17	1,172,262
4/30/17	1,160,563.82	1,184,301
5/31/17	1,165,676.44	1,200,967
6/30/17	1,173,061.33	1,208,463
7/31/17	1,186,126.9	1,233,313
8/31/17	1,185,558.83	1,237,088
9/30/17	1,210,553.85	1,262,607
10/31/17	1,227,595.9	1,292,070
11/30/17	1,246,910.23	1,331,698
12/31/17	1,265,024.78	1,346,504
1/31/18	1,319,621.24	1,423,597
2/28/18	1,269,367.68	1,371,127
3/31/18	1,256,959.39	1,336,283
4/30/18	1,263,163.54	1,341,410
5/31/18	1,279,914.72	1,373,714
6/30/18	1,274,330.99	1,382,169
7/31/18	1,300,388.39	1,433,604
8/31/18	1,306,592.54	1,480,319
9/30/18	1,305,972.12	1,488,745
10/31/18	1,255,098.15	1,386,989
11/30/18	1,274,951.41	1,415,253
12/31/18	1,193,628.73	1,287,469
1/31/19	1,289,750.28	1,390,641
2/28/19	1,318,443.28	1,435,292
3/31/19	1,319,160.6	1,463,183
4/30/19	1,350,005.57	1,522,426
5/31/19	1,273,969.13	1,425,679
6/30/19	1,363,634.75	1,526,156
7/31/19	1,377,263.92	1,548,090
8/31/19	1,348,570.92	1,523,567
9/30/19	1,371,525.32	1,552,074
10/31/19	1,377,981.25	1,585,691
11/30/19	1,392,327.75	1,643,250
12/31/19	1,428,989.97	1,692,847
1/31/20	1,386,892.07	1,692,183
2/29/20	1,292,561.58	1,552,884
3/31/20	1,121,051.6	1,361,083
4/30/20	1,245,786.13	1,535,565
5/31/20	1,273,071.81	1,608,701
6/30/20	1,284,765.67	1,640,694
7/31/20	1,360,385.98	1,733,205
8/31/20	1,419,634.88	1,857,788
9/30/20	1,370,520.66	1,787,198
10/31/20	1,350,251.3	1,739,670
11/30/20	1,464,071.56	1,930,101
12/31/20	1,525,746.68	2,004,310
1/31/21	1,489,968.36	1,984,075
2/28/21	1,567,090.52	2,038,786
3/31/21	1,633,081.65	2,128,076
4/30/21	1,715,769.33	2,241,648
5/31/21	1,776,194.94	2,257,305
6/30/21	1,745,187.06	2,310,001
7/31/21	1,765,063.9	2,364,875
8/31/21	1,784,940.75	2,436,781
9/30/21	1,728,490.51	2,323,447
10/31/21	1,805,612.67	2,486,231
11/30/21	1,729,285.58	2,469,004
12/31/21	1,815,475.54	2,579,656
1/31/22	1,811,109.32	2,446,166
2/28/22	1,798,010.65	2,372,924
3/31/22	1,855,644.8	2,461,030
4/30/22	1,742,123	2,246,424
5/31/22	1,768,320.34	2,250,545
6/30/22	1,628,601.2	2,064,776
7/31/22	1,708,939.7	2,255,158
8/31/22	1,653,925.29	2,163,188
9/30/22	1,520,318.87	1,963,962
10/31/22	1,645,192.85	2,122,967
11/30/22	1,745,615.98	2,241,607
12/31/22	1,716,224.78	2,112,458
1/31/23	1,823,902.07	2,245,192
2/28/23	1,767,229.81	2,190,411
3/31/23	1,795,565.94	2,270,831
4/30/23	1,834,291.98	2,306,275
5/31/23	1,780,453.34	2,316,299
6/30/23	1,881,518.86	2,469,349
7/31/23	1,937,246.58	2,548,677
8/31/23	1,895,686.92	2,508,098
9/30/23	1,826,735.68	2,388,517
10/31/23	1,794,621.4	2,338,295
11/30/23	1,898,520.54	2,551,841
12/31/23	1,968,607.84	2,667,773
1/31/24	1,984,768.8	2,712,603
2/29/24	2,016,080.68	2,857,444
3/31/24	2,126,177.27	2,949,381
4/30/24	2,072,644.06	2,828,915
5/31/24	2,146,378.48	2,969,185
6/30/24	2,165,569.63	3,075,726
7/31/24	2,253,444.89	3,113,165
8/31/24	2,313,038.45	3,188,680
9/30/24	2,371,621.96	3,256,781
10/31/24	2,340,310.09	3,227,247
11/30/24	2,391,823.17	3,416,690
12/31/24	2,283,068.59	3,335,242
1/31/25	2,382,051.77	3,428,120
2/28/25	2,376,672.25	3,383,389
3/31/25	2,376,672.25	3,192,755
4/30/25	2,331,484.27	3,171,105
5/31/25	2,406,797.56	3,370,709
6/30/25	2,489,642.18	3,542,119
7/31/25	2,484,262.66	3,621,614
8/31/25	2,591,853.07	3,695,030
9/30/25	2,679,001.31	3,829,899
10/31/25	2,677,925.4	3,919,570

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	14.43%	14.68%	10.35%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,570,982,219
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,839,951
InvestmentCompanyPortfolioTurnover	16.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,570,982,219 Number of Portfolio Holdings81 Portfolio Turnover Rate16.89% Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951
Holdings [Text Block]
Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1
Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179773
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Fund
Class Name	Class R6
Trading Symbol	FEVRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Fund (Class R6) | $22,903	S&P 500 Index | $33,475
3/1/17	10,000	10,000
3/31/17	9,917.71	10,012
4/30/17	9,893.51	10,114
5/31/17	9,932.23	10,257
6/30/17	9,995.16	10,321
7/31/17	10,111.32	10,533
8/31/17	10,106.48	10,565
9/30/17	10,319.46	10,783
10/31/17	10,464.66	11,035
11/30/17	10,624.39	11,373
12/31/17	10,782.66	11,500
1/31/18	11,248.02	12,158
2/28/18	10,819.68	11,710
3/31/18	10,713.91	11,412
4/30/18	10,766.8	11,456
5/31/18	10,909.58	11,732
6/30/18	10,861.98	11,804
7/31/18	11,084.09	12,244
8/31/18	11,136.97	12,643
9/30/18	11,131.68	12,715
10/31/18	10,703.34	11,846
11/30/18	10,872.56	12,087
12/31/18	10,177.14	10,996
1/31/19	10,996.69	11,877
2/28/19	11,241.34	12,258
3/31/19	11,247.45	12,496
4/30/19	11,510.44	13,002
5/31/19	10,862.14	12,176
6/30/19	11,632.77	13,034
7/31/19	11,742.85	13,221
8/31/19	11,498.21	13,012
9/30/19	11,693.93	13,255
10/31/19	11,755.09	13,543
11/30/19	11,877.41	14,034
12/31/19	12,188.83	14,458
1/31/20	11,829.75	14,452
2/29/20	11,025.14	13,262
3/31/20	9,568.86	11,624
4/30/20	10,626.16	13,114
5/31/20	10,865.54	13,739
6/30/20	10,965.29	14,012
7/31/20	11,603.66	14,802
8/31/20	12,109.03	15,866
9/30/20	11,690.1	15,264
10/31/20	11,517.21	14,858
11/30/20	12,488.06	16,484
12/31/20	13,012.96	17,118
1/31/21	12,707.65	16,945
2/28/21	13,372.55	17,412
3/31/21	13,935.67	18,175
4/30/21	14,641.27	19,145
5/31/21	15,156.91	19,278
6/30/21	14,892.31	19,728
7/31/21	15,061.92	20,197
8/31/21	15,231.54	20,811
9/30/21	14,749.83	19,843
10/31/21	15,407.94	21,234
11/30/21	14,763.4	21,086
12/31/21	15,493.26	22,031
1/31/22	15,463.43	20,891
2/28/22	15,344.14	20,266
3/31/22	15,836.23	21,018
4/30/22	14,866.96	19,186
5/31/22	15,098.1	19,221
6/30/22	13,905.16	17,634
7/31/22	14,591.1	19,260
8/31/22	14,121.38	18,475
9/30/22	12,988.09	16,773
10/31/22	14,046.82	18,131
11/30/22	14,904.24	19,144
12/31/22	14,661.21	18,041
1/31/23	15,573	19,175
2/28/23	15,096.93	18,707
3/31/23	15,330.93	19,394
4/30/23	15,669.82	19,697
5/31/23	15,201.83	19,782
6/30/23	16,073.27	21,089
7/31/23	16,549.33	21,767
8/31/23	16,194.3	21,420
9/30/23	15,605.27	20,399
10/31/23	15,330.93	19,970
11/30/23	16,218.51	21,794
12/31/23	16,828.99	22,784
1/31/24	16,958.51	23,167
2/29/24	17,226.19	24,404
3/31/24	18,167.37	25,189
4/30/24	17,709.73	24,160
5/31/24	18,340.06	25,358
6/30/24	18,504.12	26,268
7/31/24	19,263.97	26,588
8/31/24	19,764.78	27,233
9/30/24	20,274.23	27,814
10/31/24	20,006.55	27,562
11/30/24	20,446.92	29,180
12/31/24	19,516.85	28,485
1/31/25	20,372.61	29,278
2/28/25	20,326.6	28,896
3/31/25	20,326.6	27,268
4/30/25	19,940.13	27,083
5/31/25	20,575.05	28,787
6/30/25	21,292.78	30,251
7/31/25	21,246.77	30,930
8/31/25	22,166.94	31,557
9/30/25	22,912.28	32,709
10/31/25	22,903.08	33,475

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	14.48%	14.74%	10.03%
S&P 500 Index	21.45%	17.64%	14.96%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,570,982,219
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 10,839,951
InvestmentCompanyPortfolioTurnover	16.89%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,570,982,219 Number of Portfolio Holdings81 Portfolio Turnover Rate16.89% Net Investment Advisory Fees (net of waivers and reimbursements)$10,839,951
Holdings [Text Block]
Value	Value
Common Stocks	74.5%
Commodities	13.6%
Master Limited Partnerships	1.5%
Corporate Bonds	1.3%
Convertible Preferred Stocks	0.3%
Preferred Stocks	0.2%
Short-Term Investments	8.6%Footnote Reference1
Value	Value
Short-Term Investments	8.6%
OthersFootnote Reference4	0.4%
Real Estate	3.3%
Consumer Staples	5.0%
Materials	5.6%
Industrials	7.4%
Energy	7.8%
Financials	9.1%
Information Technology	10.8%
Communication Services	13.3%
Commodities	13.6%
Health Care	15.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	13.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.8%
Oracle Corp. (Software, United States)	3.8%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	3.7%
Alphabet, Inc., Class C (Interactive Media & Services, United States)	3.6%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	3.4%
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	3.2%
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.6%
Elevance Health, Inc. (Health Care Providers & Services, United States)	2.5%
Universal Health Services, Inc., Class B (Health Care Providers & Services, United States)	2.3%
Total	42.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030903
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class A
Trading Symbol	SGGDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$150	1.14%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class A) | $39,521	MSCI World Index | $30,490	FTSE Gold Mines Index | $48,858
10/31/15	9,500.39	10,000	10,000
11/30/15	8,823.99	9,950	9,197
12/31/15	8,785.56	9,775	9,343
1/31/16	8,993.09	9,191	10,116
2/29/16	11,206.77	9,122	13,592
3/31/16	11,644.9	9,741	14,259
4/30/16	13,996.93	9,895	18,105
5/31/16	12,621.07	9,951	16,021
6/30/16	15,196.01	9,839	19,660
7/31/16	16,356.66	10,255	21,417
8/31/16	14,327.45	10,264	17,711
9/30/16	14,727.14	10,318	18,437
10/31/16	13,827.83	10,118	17,131
11/30/16	12,067.65	10,264	14,420
12/31/16	12,029.22	10,510	14,911
1/31/17	13,228.29	10,763	16,721
2/28/17	13,151.43	11,062	16,367
3/31/17	13,128.37	11,180	16,163
4/30/17	12,990.02	11,345	15,847
5/31/17	13,182.18	11,585	15,975
6/30/17	12,936.21	11,630	15,383
7/31/17	13,151.43	11,908	15,996
8/31/17	13,889.32	11,925	17,184
9/30/17	13,036.13	12,192	16,040
10/31/17	12,682.56	12,423	15,451
11/30/17	12,544.2	12,692	15,516
12/31/17	13,005.39	12,864	16,270
1/31/18	13,136.06	13,543	16,732
2/28/18	12,006.16	12,982	14,808
3/31/18	12,190.63	12,699	15,196
4/30/18	12,236.75	12,845	15,324
5/31/18	12,259.81	12,925	15,227
6/30/18	12,029.22	12,919	15,166
7/31/18	11,429.68	13,323	14,402
8/31/18	10,176.79	13,487	12,497
9/30/18	10,084.56	13,563	12,455
10/31/18	10,053.81	12,567	12,891
11/30/18	10,038.44	12,709	13,099
12/31/18	10,937.75	11,743	14,430
1/31/19	11,760.19	12,657	15,552
2/28/19	11,575.72	13,037	15,187
3/31/19	11,714.07	13,209	15,363
4/30/19	11,083.79	13,677	14,232
5/31/19	11,299.01	12,888	14,823
6/30/19	13,089.94	13,737	17,980
7/31/19	13,312.84	13,805	18,653
8/31/19	15,080.72	13,523	20,779
9/30/19	13,804.77	13,810	18,765
10/31/19	14,342.82	14,162	19,514
11/30/19	14,050.74	14,556	18,523
12/31/19	15,149.89	14,992	20,377
1/31/20	15,357.43	14,901	20,246
2/29/20	14,342.82	13,642	18,784
3/31/20	13,551.12	11,836	17,023
4/30/20	17,494.25	13,129	23,736
5/31/20	18,124.53	13,764	24,159
6/30/20	18,970.04	14,128	25,928
7/31/20	21,714.08	14,803	30,335
8/31/20	21,829.38	15,793	29,869
9/30/20	20,753.28	15,248	27,797
10/31/20	20,199.86	14,780	26,538
11/30/20	18,823.99	16,670	24,083
12/31/20	19,631.3	17,377	25,107
1/31/21	18,915.17	17,204	24,248
2/28/21	17,490.69	17,645	21,278
3/31/21	17,802.05	18,232	22,127
4/30/21	18,705	19,080	23,333
5/31/21	20,705.49	19,355	26,780
6/30/21	18,572.67	19,644	22,595
7/31/21	19,024.14	19,995	23,259
8/31/21	18,269.09	20,493	21,637
9/30/21	17,062.57	19,642	19,727
10/31/21	17,856.54	20,755	20,925
11/30/21	17,599.67	20,300	21,148
12/31/21	18,106.92	21,168	21,915
1/31/22	17,139.86	20,048	20,493
2/28/22	18,720.18	19,541	23,046
3/31/22	20,300.51	20,077	25,725
4/30/22	19,050.4	18,409	23,651
5/31/22	18,051.89	18,423	21,407
6/30/22	16,526.6	16,827	18,199
7/31/22	15,929.06	18,163	16,584
8/31/22	14,851.92	17,404	15,279
9/30/22	15,103.52	15,786	15,410
10/31/22	15,134.97	16,920	15,388
11/30/22	17,485.8	18,096	17,990
12/31/22	17,823.88	17,327	18,524
1/31/23	19,537.87	18,554	20,701
2/28/23	17,454.35	18,108	17,432
3/31/23	19,758.01	18,667	20,591
4/30/23	20,135.4	18,994	21,531
5/31/23	18,845.98	18,805	19,551
6/30/23	18,319.21	19,942	19,242
7/31/23	18,916.74	20,612	19,864
8/31/23	18,232.72	20,119	18,306
9/30/23	17,021.92	19,252	16,775
10/31/23	17,532.97	18,693	17,891
11/30/23	19,239.1	20,445	19,842
12/31/23	19,075.28	21,449	20,258
1/31/24	17,520.71	21,707	17,912
2/29/24	16,592.72	22,627	16,545
3/31/24	19,154.6	23,354	19,816
4/30/24	19,876.36	22,487	20,966
5/31/24	20,962.98	23,491	21,938
6/30/24	20,161.9	23,969	21,417
7/31/24	22,271.68	24,391	24,289
8/31/24	22,850.68	25,036	25,477
9/30/24	23,413.82	25,494	25,964
10/31/24	24,175.24	24,988	25,582
11/30/24	22,826.89	26,135	23,874
12/31/24	21,045.75	25,454	21,599
1/31/25	23,682.71	26,352	25,318
2/28/25	24,655.97	26,163	25,553
3/31/25	27,683.9	24,998	29,539
4/30/25	29,397.51	25,220	31,857
5/31/25	30,171.13	26,713	32,652
6/30/25	30,869.88	27,865	33,843
7/31/25	30,370.77	28,224	34,017
8/31/25	35,494.95	28,960	41,912
9/30/25	41,450.99	29,891	50,772
10/31/25	39,521.1	30,490	48,858

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	63.44%	14.37%	15.32%
Class A - with sales charge	55.32%	13.20%	14.73%
MSCI World Index	22.02%	15.58%	11.79%
FTSE Gold Mines Index	90.98%	12.98%	17.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,558,900,218
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,936,888
InvestmentCompanyPortfolioTurnover	15.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,558,900,218 Number of Portfolio Holdings28 Portfolio Turnover Rate15.34% Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888
Holdings [Text Block]
Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1
Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%
Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030905
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class C
Trading Symbol	FEGOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$247	1.88%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	1.88%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class C) | $38,543	MSCI World Index | $30,490	FTSE Gold Mines Index | $48,858
10/31/15	10,000	10,000	10,000
11/30/15	9,282.05	9,950	9,197
12/31/15	9,230.77	9,775	9,343
1/31/16	9,435.9	9,191	10,116
2/29/16	11,752.14	9,122	13,592
3/31/16	12,205.13	9,741	14,259
4/30/16	14,666.67	9,895	18,105
5/31/16	13,213.68	9,951	16,021
6/30/16	15,897.44	9,839	19,660
7/31/16	17,102.57	10,255	21,417
8/31/16	14,965.81	10,264	17,711
9/30/16	15,384.62	10,318	18,437
10/31/16	14,435.9	10,118	17,131
11/30/16	12,581.2	10,264	14,420
12/31/16	12,529.92	10,510	14,911
1/31/17	13,777.78	10,763	16,721
2/28/17	13,692.31	11,062	16,367
3/31/17	13,658.12	11,180	16,163
4/30/17	13,504.28	11,345	15,847
5/31/17	13,692.31	11,585	15,975
6/30/17	13,435.9	11,630	15,383
7/31/17	13,641.03	11,908	15,996
8/31/17	14,401.71	11,925	17,184
9/30/17	13,504.28	12,192	16,040
10/31/17	13,128.21	12,423	15,451
11/30/17	12,982.91	12,692	15,516
12/31/17	13,452.99	12,864	16,270
1/31/18	13,572.65	13,543	16,732
2/28/18	12,393.16	12,982	14,808
3/31/18	12,589.75	12,699	15,196
4/30/18	12,623.93	12,845	15,324
5/31/18	12,641.03	12,925	15,227
6/30/18	12,384.62	12,919	15,166
7/31/18	11,760.69	13,323	14,402
8/31/18	10,470.09	13,487	12,497
9/30/18	10,367.52	13,563	12,455
10/31/18	10,333.34	12,567	12,891
11/30/18	10,307.69	12,709	13,099
12/31/18	11,222.22	11,743	14,430
1/31/19	12,059.83	12,657	15,552
2/28/19	11,863.25	13,037	15,187
3/31/19	12,000	13,209	15,363
4/30/19	11,350.43	13,677	14,232
5/31/19	11,555.56	12,888	14,823
6/30/19	13,384.62	13,737	17,980
7/31/19	13,598.29	13,805	18,653
8/31/19	15,401.71	13,523	20,779
9/30/19	14,076.93	13,810	18,765
10/31/19	14,623.93	14,162	19,514
11/30/19	14,316.24	14,556	18,523
12/31/19	15,427.35	14,992	20,377
1/31/20	15,623.93	14,901	20,246
2/29/20	14,589.75	13,642	18,784
3/31/20	13,769.23	11,836	17,023
4/30/20	17,769.23	13,129	23,736
5/31/20	18,401.71	13,764	24,159
6/30/20	19,239.32	14,128	25,928
7/31/20	22,017.1	14,803	30,335
8/31/20	22,111.11	15,793	29,869
9/30/20	21,017.1	15,248	27,797
10/31/20	20,444.45	14,780	26,538
11/30/20	19,042.74	16,670	24,083
12/31/20	19,842.99	17,377	25,107
1/31/21	19,102.33	17,204	24,248
2/28/21	17,655.44	17,645	21,278
3/31/21	17,965.49	18,232	22,127
4/30/21	18,861.18	19,080	23,333
5/31/21	20,859.26	19,355	26,780
6/30/21	18,706.15	19,644	22,595
7/31/21	19,154	19,995	23,259
8/31/21	18,378.88	20,493	21,637
9/30/21	17,155.92	19,642	19,727
10/31/21	17,939.65	20,755	20,925
11/30/21	17,672.67	20,300	21,148
12/31/21	18,174.23	21,168	21,915
1/31/22	17,189.98	20,048	20,493
2/28/22	18,761.33	19,541	23,046
3/31/22	20,332.69	20,077	25,725
4/30/22	19,072.15	18,409	23,651
5/31/22	18,053.36	18,423	21,407
6/30/22	16,516.54	16,827	18,199
7/31/22	15,912.17	18,163	16,584
8/31/22	14,824.3	17,404	15,279
9/30/22	15,074.68	15,786	15,410
10/31/22	15,091.95	16,920	15,388
11/30/22	17,423.09	18,096	17,990
12/31/22	17,751.18	17,327	18,524
1/31/23	19,443.41	18,554	20,701
2/28/23	17,362.65	18,108	17,432
3/31/23	19,641.99	18,667	20,591
4/30/23	20,004.61	18,994	21,531
5/31/23	18,709.53	18,805	19,551
6/30/23	18,182.87	19,942	19,242
7/31/23	18,761.33	20,612	19,864
8/31/23	18,070.63	20,119	18,306
9/30/23	16,861.89	19,252	16,775
10/31/23	17,354.02	18,693	17,891
11/30/23	19,028.98	20,445	19,842
12/31/23	18,863.74	21,449	20,258
1/31/24	17,306.18	21,707	17,912
2/29/24	16,380.3	22,627	16,545
3/31/24	18,907	23,354	19,816
4/30/24	19,607.9	22,487	20,966
5/31/24	20,663.58	23,491	21,938
6/30/24	19,858.84	23,969	21,417
7/31/24	21,926.93	24,391	24,289
8/31/24	22,480.73	25,036	25,477
9/30/24	23,025.87	25,494	25,964
10/31/24	23,752.73	24,988	25,582
11/30/24	22,411.5	26,135	23,874
12/31/24	20,652.9	25,454	21,599
1/31/25	23,216.4	26,352	25,318
2/28/25	24,167.52	26,163	25,553
3/31/25	27,120.52	24,998	29,539
4/30/25	28,778.19	25,220	31,857
5/31/25	29,511.91	26,713	32,652
6/30/25	30,182.22	27,865	33,843
7/31/25	29,674.96	28,224	34,017
8/31/25	34,657.02	28,960	41,912
9/30/25	40,454.32	29,891	50,772
10/31/25	38,543.02	30,490	48,858

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	62.23%	13.52%	14.44%
Class C - with sales charge	61.27%	13.52%	14.44%
MSCI World Index	22.02%	15.58%	11.79%
FTSE Gold Mines Index	90.98%	12.98%	17.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,558,900,218
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,936,888
InvestmentCompanyPortfolioTurnover	15.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,558,900,218 Number of Portfolio Holdings28 Portfolio Turnover Rate15.34% Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888
Holdings [Text Block]
Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1
Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%
Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030904
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class I
Trading Symbol	FEGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$119	0.90%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class I) | $4,271,570	MSCI World Index | $3,048,995	FTSE Gold Mines Index | $4,885,765
10/31/15	1,000,000.01	1,000,000	1,000,000
11/30/15	929,308.98	995,024	919,719
12/31/15	925,337.57	977,534	934,334
1/31/16	946,783.17	919,054	1,011,622
2/29/16	1,180,301.83	912,214	1,359,174
3/31/16	1,227,164.42	974,116	1,425,901
4/30/16	1,474,980.15	989,530	1,810,495
5/31/16	1,330,420.98	995,088	1,602,055
6/30/16	1,602,859.42	983,937	1,966,015
7/31/16	1,725,178.72	1,025,507	2,141,725
8/31/16	1,511,517.09	1,026,360	1,771,128
9/30/16	1,554,408.27	1,031,811	1,843,748
10/31/16	1,459,888.81	1,011,843	1,713,150
11/30/16	1,274,027.01	1,026,392	1,442,021
12/31/16	1,270,055.61	1,050,952	1,491,066
1/31/17	1,397,140.6	1,076,317	1,672,057
2/28/17	1,389,197.78	1,106,178	1,636,675
3/31/17	1,387,609.22	1,117,961	1,616,280
4/30/17	1,373,312.16	1,134,514	1,584,681
5/31/17	1,393,963.47	1,158,514	1,597,477
6/30/17	1,368,546.47	1,162,972	1,538,256
7/31/17	1,390,786.35	1,190,804	1,599,572
8/31/17	1,470,214.46	1,192,481	1,718,365
9/30/17	1,379,666.41	1,219,246	1,603,998
10/31/17	1,342,335.19	1,242,287	1,545,066
11/30/17	1,328,038.13	1,269,205	1,551,560
12/31/17	1,377,283.57	1,286,369	1,626,953
1/31/18	1,391,580.63	1,354,289	1,673,214
2/28/18	1,271,644.17	1,298,185	1,480,806
3/31/18	1,292,295.48	1,269,889	1,519,578
4/30/18	1,297,061.17	1,284,481	1,532,430
5/31/18	1,300,238.29	1,292,530	1,522,689
6/30/18	1,275,615.58	1,291,914	1,516,568
7/31/18	1,212,073.08	1,332,265	1,440,215
8/31/18	1,079,428.12	1,348,749	1,249,654
9/30/18	1,070,691.03	1,356,259	1,245,515
10/31/18	1,067,513.91	1,256,672	1,289,116
11/30/18	1,065,925.34	1,270,947	1,309,899
12/31/18	1,161,239.09	1,174,307	1,442,987
1/31/19	1,249,404.3	1,265,675	1,555,155
2/28/19	1,229,547.27	1,303,734	1,518,722
3/31/19	1,244,638.61	1,320,857	1,536,339
4/30/19	1,178,713.27	1,367,694	1,423,189
5/31/19	1,200,953.14	1,288,777	1,482,273
6/30/19	1,392,374.91	1,373,701	1,798,015
7/31/19	1,416,203.34	1,380,505	1,865,291
8/31/19	1,605,242.26	1,352,268	2,077,937
9/30/19	1,468,625.9	1,381,045	1,876,480
10/31/19	1,526,608.43	1,416,189	1,951,356
11/30/19	1,495,631.46	1,455,630	1,852,251
12/31/19	1,613,900.83	1,499,238	2,037,683
1/31/20	1,636,161.53	1,490,113	2,024,578
2/29/20	1,528,833.15	1,364,161	1,878,421
3/31/20	1,443,765.47	1,183,624	1,702,303
4/30/20	1,865,128.74	1,312,928	2,373,566
5/31/20	1,932,705.87	1,376,353	2,415,943
6/30/20	2,023,338.73	1,412,759	2,592,840
7/31/20	2,316,702.97	1,480,348	3,033,452
8/31/20	2,329,423.37	1,579,256	2,986,890
9/30/20	2,214,939.76	1,524,773	2,779,693
10/31/20	2,156,902.93	1,478,001	2,653,827
11/30/20	2,010,618.33	1,666,980	2,408,295
12/31/20	2,097,227.86	1,737,655	2,510,745
1/31/21	2,020,568.9	1,720,385	2,424,785
2/28/21	1,868,864.84	1,764,469	2,127,768
3/31/21	1,902,756.17	1,823,176	2,212,732
4/30/21	1,999,588.55	1,908,027	2,333,299
5/31/21	2,213,426.71	1,935,513	2,677,978
6/30/21	1,986,677.56	1,964,361	2,259,498
7/31/21	2,035,900.69	1,999,549	2,325,879
8/31/21	1,955,207.04	2,049,314	2,163,680
9/30/21	1,826,097.21	1,964,226	1,972,696
10/31/21	1,910,825.54	2,075,480	2,092,531
11/30/21	1,884,196.63	2,030,000	2,114,807
12/31/21	1,939,528.37	2,116,763	2,191,497
1/31/22	1,835,770.96	2,004,763	2,049,306
2/28/22	2,005,704.36	1,954,060	2,304,559
3/31/22	2,174,820.78	2,007,686	2,572,535
4/30/22	2,042,468.8	1,840,901	2,365,070
5/31/22	1,935,443.43	1,842,295	2,140,702
6/30/22	1,772,045.93	1,682,712	1,819,942
7/31/22	1,708,320.9	1,816,313	1,658,443
8/31/22	1,593,125.66	1,740,377	1,527,937
9/30/22	1,620,903.24	1,578,592	1,541,044
10/31/22	1,624,171.19	1,691,955	1,538,784
11/30/22	1,876,620.33	1,809,597	1,799,019
12/31/22	1,914,201.76	1,732,749	1,852,378
1/31/23	2,098,023.95	1,855,351	2,070,111
2/28/23	1,874,169.37	1,810,751	1,743,165
3/31/23	2,122,533.58	1,866,703	2,059,082
4/30/23	2,163,382.95	1,899,425	2,153,134
5/31/23	2,025,312.06	1,880,463	1,955,078
6/30/23	1,969,756.91	1,994,189	1,924,167
7/31/23	2,034,298.92	2,061,179	1,986,359
8/31/23	1,960,770.05	2,011,946	1,830,637
9/30/23	1,830,869.03	1,925,154	1,677,480
10/31/23	1,885,607.2	1,869,294	1,789,094
11/30/23	2,069,429.39	2,044,545	1,984,227
12/31/23	2,053,211.76	2,144,920	2,025,845
1/31/24	1,885,552.07	2,170,660	1,791,222
2/29/24	1,786,442.9	2,262,691	1,654,459
3/31/24	2,063,122.68	2,335,402	1,981,646
4/30/24	2,140,758.2	2,248,654	2,096,642
5/31/24	2,258,863.3	2,349,061	2,193,819
6/30/24	2,172,142.77	2,396,860	2,141,652
7/31/24	2,400,093.88	2,439,098	2,428,945
8/31/24	2,462,863.02	2,503,565	2,547,733
9/30/24	2,524,806.26	2,549,415	2,596,369
10/31/24	2,607,397.24	2,498,842	2,558,246
11/30/24	2,462,037.11	2,613,506	2,387,434
12/31/24	2,270,544.27	2,545,396	2,159,935
1/31/25	2,554,795.61	2,635,220	2,531,760
2/28/25	2,660,523.25	2,616,253	2,555,337
3/31/25	2,988,105.59	2,499,776	2,953,869
4/30/25	3,173,562.26	2,521,992	3,185,694
5/31/25	3,257,624.39	2,671,273	3,265,213
6/30/25	3,333,886.95	2,786,547	3,384,260
7/31/25	3,281,023.13	2,822,417	3,401,692
8/31/25	3,834,793.28	2,896,041	4,191,169
9/30/25	4,479,558.52	2,989,137	5,077,201
10/31/25	4,271,569.73	3,048,995	4,885,765

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	63.79%	14.64%	15.63%
MSCI World Index	22.02%	15.58%	11.79%
FTSE Gold Mines Index	90.98%	12.98%	17.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,558,900,218
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,936,888
InvestmentCompanyPortfolioTurnover	15.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,558,900,218 Number of Portfolio Holdings28 Portfolio Turnover Rate15.34% Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888
Holdings [Text Block]
Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1
Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%
Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179778
Shareholder Report [Line Items]
Fund Name	First Eagle Gold Fund
Class Name	Class R6
Trading Symbol	FEURX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$107	0.81%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Gold Fund (Class R6) | $30,788	MSCI World Index | $27,563	FTSE Gold Mines Index | $29,852
3/1/17	10,000	10,000	10,000
3/31/17	9,920.46	10,107	9,875
4/30/17	9,823.87	10,256	9,682
5/31/17	9,971.59	10,473	9,761
6/30/17	9,795.46	10,513	9,399
7/31/17	9,954.55	10,765	9,773
8/31/17	10,522.73	10,780	10,499
9/30/17	9,875	11,022	9,800
10/31/17	9,607.96	11,230	9,440
11/30/17	9,511.37	11,474	9,480
12/31/17	9,863.64	11,629	9,941
1/31/18	9,960.23	12,243	10,223
2/28/18	9,107.96	11,736	9,048
3/31/18	9,255.69	11,480	9,285
4/30/18	9,289.78	11,612	9,363
5/31/18	9,312.5	11,685	9,304
6/30/18	9,136.37	11,679	9,266
7/31/18	8,681.82	12,044	8,800
8/31/18	7,738.64	12,193	7,635
9/30/18	7,670.46	12,261	7,610
10/31/18	7,647.73	11,360	7,876
11/30/18	7,642.05	11,490	8,003
12/31/18	8,329.55	10,616	8,817
1/31/19	8,954.55	11,442	9,502
2/28/19	8,818.19	11,786	9,279
3/31/19	8,926.14	11,941	9,387
4/30/19	8,448.87	12,364	8,696
5/31/19	8,625	11,651	9,057
6/30/19	10,000	12,418	10,986
7/31/19	10,170.46	12,480	11,397
8/31/19	11,517.05	12,225	12,696
9/30/19	10,528.41	12,485	11,465
10/31/19	10,943.19	12,803	11,923
11/30/19	10,721.59	13,159	11,317
12/31/19	11,570.96	13,553	12,450
1/31/20	11,730.33	13,471	12,370
2/29/20	10,961.96	12,332	11,477
3/31/20	10,352.97	10,700	10,401
4/30/20	13,375.19	11,869	14,502
5/31/20	13,864.66	12,442	14,761
6/30/20	14,507.81	12,772	15,842
7/31/20	16,613.69	13,383	18,534
8/31/20	16,704.76	14,277	18,250
9/30/20	15,890.86	13,784	16,984
10/31/20	15,475.38	13,361	16,215
11/30/20	14,422.44	15,070	14,715
12/31/20	15,044.85	15,709	15,341
1/31/21	14,501.54	15,553	14,815
2/28/21	13,409.16	15,951	13,001
3/31/21	13,657.69	16,482	13,520
4/30/21	14,351.27	17,249	14,256
5/31/21	15,888.7	17,497	16,362
6/30/21	14,258.79	17,758	13,805
7/31/21	14,611.36	18,076	14,211
8/31/21	14,033.38	18,526	13,220
9/30/21	13,114.39	17,757	12,053
10/31/21	13,721.27	18,763	12,785
11/30/21	13,536.32	18,351	12,921
12/31/21	13,931.66	19,136	13,390
1/31/22	13,187.62	18,123	12,521
2/28/22	14,406.2	17,665	14,081
3/31/22	15,624.78	18,150	15,718
4/30/22	14,669.83	16,642	14,450
5/31/22	13,902.36	16,655	13,080
6/30/22	12,730.65	15,212	11,120
7/31/22	12,273.68	16,420	10,133
8/31/22	11,447.63	15,733	9,336
9/30/22	11,646.82	14,271	9,416
10/31/22	11,676.11	15,296	9,402
11/30/22	13,486.41	16,359	10,992
12/31/22	13,755.9	15,664	11,318
1/31/23	15,079.93	16,773	12,648
2/28/23	13,474.69	16,369	10,651
3/31/23	15,255.69	16,875	12,581
4/30/23	15,554.48	17,171	13,156
5/31/23	14,564.38	17,000	11,945
6/30/23	14,166	18,028	11,757
7/31/23	14,628.82	18,633	12,137
8/31/23	14,101.55	18,188	11,185
9/30/23	13,170.04	17,404	10,249
10/31/23	13,568.42	16,899	10,931
11/30/23	14,892.46	18,483	12,124
12/31/23	14,772.83	19,390	12,378
1/31/24	13,569.42	19,623	10,944
2/29/24	12,858.05	20,455	10,109
3/31/24	14,849.89	21,112	12,108
4/30/24	15,413.06	20,328	12,810
5/31/24	16,254.85	21,236	13,404
6/30/24	15,638.33	21,668	13,085
7/31/24	17,280.41	22,050	14,841
8/31/24	17,730.95	22,633	15,567
9/30/24	18,175.55	23,047	15,864
10/31/24	18,774.29	22,590	15,631
11/30/24	17,730.95	23,626	14,587
12/31/24	16,352.86	23,011	13,197
1/31/25	18,400.86	23,823	15,469
2/28/25	19,166.53	23,651	15,613
3/31/25	21,525.77	22,598	18,048
4/30/25	22,864.13	22,799	19,464
5/31/25	23,474.17	24,149	19,950
6/30/25	24,021.97	25,191	20,678
7/31/25	23,642.25	25,515	20,784
8/31/25	27,638.64	26,181	25,608
9/30/25	32,282.44	27,022	31,021
10/31/25	30,788.45	27,563	29,852

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	63.96%	14.75%	13.85%
MSCI World Index	22.02%	15.58%	12.41%
FTSE Gold Mines Index	90.98%	12.98%	13.45%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 4,558,900,218
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 25,936,888
InvestmentCompanyPortfolioTurnover	15.34%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$4,558,900,218 Number of Portfolio Holdings28 Portfolio Turnover Rate15.34% Net Investment Advisory Fees (net of waivers and reimbursements)$25,936,888
Holdings [Text Block]
Value	Value
Common Stocks	76.6%
Commodities	21.1%
Rights	0.1%
Short-Term Investments	2.2%Footnote Reference1
Value	Value
Short-Term Investments	2.2%
Commodities	21.1%
Materials	76.7%
Canada	51.9%
United StatesFootnote Reference5	31.3%
Australia	6.4%
United Kingdom	3.0%
South Africa	2.9%
Mexico	2.3%
Short-Term Investments	2.2%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)Footnote Reference3	12.9%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	9.5%
Silver bullion (Precious Metal)Footnote Reference3	7.8%
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	7.3%
Newmont Corp. (Metals & Mining, United States)	7.0%
Northern Star Resources Ltd. (Metals & Mining, Australia)	5.0%
Barrick Mining Corp. (Metals & Mining, Canada)	4.8%
DPM Metals, Inc. (Metals & Mining, Canada)	4.8%
Kinross Gold Corp. (Metals & Mining, Canada)	4.8%
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3%
Total	68.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000109583
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class A
Trading Symbol	FEBAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$121	1.12%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class A) | $18,762	Bloomberg U.S. Aggregate Bond Index | $12,071	MSCI World Index | $30,490	Composite Index | $21,523
10/31/15	9,503.99	10,000	10,000	10,000
11/30/15	9,418.43	9,974	9,950	9,960
12/31/15	9,188.22	9,941	9,775	9,842
1/31/16	8,912.76	10,078	9,191	9,543
2/29/16	8,972.59	10,150	9,122	9,527
3/31/16	9,487.09	10,243	9,741	9,950
4/30/16	9,787.01	10,282	9,895	10,060
5/31/16	9,725.5	10,285	9,951	10,095
6/30/16	9,740.57	10,470	9,839	10,099
7/31/16	10,040.27	10,536	10,255	10,381
8/31/16	10,107.92	10,524	10,264	10,381
9/30/16	10,152.38	10,517	10,318	10,412
10/31/16	10,053.11	10,437	10,118	10,259
11/30/16	9,957.43	10,190	10,264	10,251
12/31/16	10,120.87	10,205	10,510	10,404
1/31/17	10,317.98	10,225	10,763	10,562
2/28/17	10,457.79	10,293	11,062	10,767
3/31/17	10,580.59	10,288	11,180	10,833
4/30/17	10,713.84	10,367	11,345	10,963
5/31/17	10,887.31	10,447	11,585	11,136
6/30/17	10,942.9	10,437	11,630	11,157
7/31/17	11,031.2	10,481	11,908	11,336
8/31/17	11,041.94	10,575	11,925	11,387
9/30/17	11,188.1	10,525	12,192	11,518
10/31/17	11,298.3	10,531	12,423	11,652
11/30/17	11,374.06	10,518	12,692	11,797
12/31/17	11,432.15	10,566	12,864	11,914
1/31/18	11,723.07	10,444	13,543	12,237
2/28/18	11,373.89	10,345	12,982	11,886
3/31/18	11,354.39	10,412	12,699	11,761
4/30/18	11,364.76	10,334	12,845	11,808
5/31/18	11,397.39	10,408	12,925	11,886
6/30/18	11,313.98	10,395	12,919	11,876
7/31/18	11,506.17	10,398	13,323	12,100
8/31/18	11,393.5	10,465	13,487	12,221
9/30/18	11,429.97	10,397	13,563	12,230
10/31/18	11,000	10,315	12,567	11,653
11/30/18	11,016.89	10,377	12,709	11,760
12/31/18	10,689.81	10,567	11,743	11,310
1/31/19	11,211.88	10,679	12,657	11,886
2/28/19	11,412.64	10,673	13,037	12,098
3/31/19	11,481.25	10,878	13,209	12,286
4/30/19	11,631.12	10,881	13,677	12,549
5/31/19	11,286.35	11,074	12,888	12,203
6/30/19	11,757.17	11,213	13,737	12,747
7/31/19	11,696.8	11,238	13,805	12,796
8/31/19	11,615.85	11,529	13,523	12,772
9/30/19	11,777.82	11,468	13,810	12,908
10/31/19	11,923.61	11,502	14,162	13,120
11/30/19	11,982.49	11,496	14,556	13,337
12/31/19	12,255.48	11,488	14,992	13,573
1/31/20	11,995.73	11,709	14,901	13,628
2/29/20	11,422.65	11,920	13,642	13,035
3/31/20	10,321.36	11,850	11,836	11,969
4/30/20	11,040.46	12,061	13,129	12,839
5/31/20	11,218.01	12,117	13,764	13,235
6/30/20	11,387.24	12,193	14,128	13,478
7/31/20	11,761.78	12,375	14,803	13,946
8/31/20	11,958.87	12,275	15,793	14,460
9/30/20	11,750.25	12,269	15,248	14,157
10/31/20	11,521.13	12,214	14,780	13,871
11/30/20	12,443.87	12,334	16,670	14,990
12/31/20	12,825.24	12,351	17,377	15,379
1/31/21	12,696.96	12,262	17,204	15,244
2/28/21	12,763.98	12,085	17,645	15,390
3/31/21	13,226.95	11,934	18,232	15,620
4/30/21	13,648.9	12,028	19,080	16,106
5/31/21	14,115.06	12,068	19,355	16,266
6/30/21	13,990.29	12,153	19,644	16,457
7/31/21	14,001.09	12,288	19,995	16,708
8/31/21	13,937.5	12,265	20,493	16,945
9/30/21	13,574.91	12,159	19,642	16,464
10/31/21	13,981.59	12,155	20,755	17,021
11/30/21	13,519.15	12,191	20,300	16,818
12/31/21	14,082.78	12,160	21,168	17,232
1/31/22	14,161.53	11,898	20,048	16,536
2/28/22	14,091.87	11,765	19,541	16,212
3/31/22	14,033.81	11,439	20,077	16,298
4/30/22	13,660.09	11,005	18,409	15,239
5/31/22	13,947.34	11,076	18,423	15,285
6/30/22	13,075.06	10,902	16,827	14,394
7/31/22	13,544.76	11,168	18,163	15,221
8/31/22	13,054.99	10,853	17,404	14,667
9/30/22	12,225.38	10,384	15,786	13,595
10/31/22	12,830.51	10,249	16,920	14,111
11/30/22	13,677.29	10,626	18,096	14,907
12/31/22	13,582.66	10,578	17,327	14,500
1/31/23	14,315.78	10,904	18,554	15,294
2/28/23	13,908.39	10,622	18,108	14,916
3/31/23	14,138.24	10,891	18,667	15,344
4/30/23	14,436.5	10,957	18,994	15,542
5/31/23	13,944.19	10,838	18,805	15,381
6/30/23	14,339.51	10,800	19,942	15,918
7/31/23	14,581.02	10,792	20,612	16,234
8/31/23	14,323.51	10,723	20,119	15,960
9/30/23	13,948.98	10,451	19,252	15,385
10/31/23	13,645.87	10,286	18,693	15,020
11/30/23	14,228.79	10,751	20,445	16,137
12/31/23	14,690.58	11,163	21,449	16,859
1/31/24	14,685.18	11,132	21,707	16,962
2/29/24	14,680.66	10,975	22,627	17,298
3/31/24	15,084.47	11,076	23,354	17,695
4/30/24	14,919.45	10,797	22,487	17,122
5/31/24	15,319.52	10,980	23,491	17,697
6/30/24	15,160.09	11,084	23,969	17,980
7/31/24	15,759.78	11,343	24,391	18,338
8/31/24	16,270.98	11,505	25,036	18,734
9/30/24	16,518.21	11,660	25,494	19,040
10/31/24	16,212.08	11,370	24,988	18,625
11/30/24	16,278.03	11,491	26,135	19,216
12/31/24	15,662.53	11,303	25,454	18,790
1/31/25	16,163.52	11,363	26,352	19,228
2/28/25	16,614.49	11,613	26,163	19,314
3/31/25	17,005.93	11,617	24,998	18,801
4/30/25	17,355.12	11,663	25,220	18,931
5/31/25	17,590.38	11,579	26,713	19,549
6/30/25	17,897.29	11,757	27,865	20,175
7/31/25	17,696.1	11,726	28,224	20,310
8/31/25	18,427.9	11,866	28,960	20,725
9/30/25	18,805.86	11,996	29,891	21,215
10/31/25	18,762.48	12,071	30,490	21,523

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	15.65%	10.24%	7.04%
Class A - with sales charge	9.98%	9.13%	6.49%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI World Index	22.02%	15.58%	11.79%
Composite Index	15.56%	9.18%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,117,005,108
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 14,063,971
InvestmentCompanyPortfolioTurnover	12.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,117,005,108 Number of Portfolio Holdings247 Portfolio Turnover Rate12.45% Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971
Holdings [Text Block]
Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1
Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%
United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000109584
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class C
Trading Symbol	FEBCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$203	1.89%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.89%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class C) | $18,260	Bloomberg U.S. Aggregate Bond Index | $12,071	MSCI World Index | $30,490	Composite Index | $21,523
10/31/15	10,000	10,000	10,000	10,000
11/30/15	9,894.27	9,974	9,950	9,960
12/31/15	9,645.48	9,941	9,775	9,842
1/31/16	9,349.5	10,078	9,191	9,543
2/29/16	9,406.85	10,150	9,122	9,527
3/31/16	9,941.52	10,243	9,741	9,950
4/30/16	10,250.44	10,282	9,895	10,060
5/31/16	10,179.3	10,285	9,951	10,095
6/30/16	10,188.83	10,470	9,839	10,099
7/31/16	10,496.59	10,536	10,255	10,381
8/31/16	10,560.55	10,524	10,264	10,381
9/30/16	10,600.28	10,517	10,318	10,412
10/31/16	10,488.9	10,437	10,118	10,259
11/30/16	10,382.22	10,190	10,264	10,251
12/31/16	10,546.32	10,205	10,510	10,404
1/31/17	10,745.38	10,225	10,763	10,562
2/28/17	10,885.02	10,293	11,062	10,767
3/31/17	11,006.15	10,288	11,180	10,833
4/30/17	11,138.2	10,367	11,345	10,963
5/31/17	11,311.72	10,447	11,585	11,136
6/30/17	11,362.58	10,437	11,630	11,157
7/31/17	11,447.52	10,481	11,908	11,336
8/31/17	11,441.75	10,575	11,925	11,387
9/30/17	11,586.75	10,525	12,192	11,518
10/31/17	11,703.67	10,531	12,423	11,652
11/30/17	11,765.36	10,518	12,692	11,797
12/31/17	11,828.19	10,566	12,864	11,914
1/31/18	12,112.22	10,444	13,543	12,237
2/28/18	11,743.42	10,345	12,982	11,886
3/31/18	11,725.75	10,412	12,699	11,761
4/30/18	11,729.1	10,334	12,845	11,808
5/31/18	11,755.27	10,408	12,925	11,886
6/30/18	11,661.84	10,395	12,919	11,876
7/31/18	11,842.91	10,398	13,323	12,100
8/31/18	11,728.93	10,465	13,487	12,221
9/30/18	11,759.36	10,397	13,563	12,230
10/31/18	11,308.51	10,315	12,567	11,653
11/30/18	11,318.84	10,377	12,709	11,760
12/31/18	10,974.83	10,567	11,743	11,310
1/31/19	11,505.08	10,679	12,657	11,886
2/28/19	11,704.78	10,673	13,037	12,098
3/31/19	11,767.97	10,878	13,209	12,286
4/30/19	11,914.28	10,881	13,677	12,549
5/31/19	11,552.67	11,074	12,888	12,203
6/30/19	12,019.12	11,213	13,737	12,747
7/31/19	11,960.52	11,238	13,805	12,796
8/31/19	11,868.68	11,529	13,523	12,772
9/30/19	12,016.53	11,468	13,810	12,908
10/31/19	12,160.46	11,502	14,162	13,120
11/30/19	12,212.41	11,496	14,556	13,337
12/31/19	12,481.52	11,488	14,992	13,573
1/31/20	12,219.38	11,709	14,901	13,628
2/29/20	11,626.4	11,920	13,642	13,035
3/31/20	10,504.72	11,850	11,836	11,969
4/30/20	11,220.95	12,061	13,129	12,839
5/31/20	11,395.18	12,117	13,764	13,235
6/30/20	11,559.95	12,193	14,128	13,478
7/31/20	11,934.79	12,375	14,803	13,946
8/31/20	12,127.91	12,275	15,793	14,460
9/30/20	11,906.34	12,269	15,248	14,157
10/31/20	11,656.14	12,214	14,780	13,871
11/30/20	12,587.4	12,334	16,670	14,990
12/31/20	12,973.01	12,351	17,377	15,379
1/31/21	12,828.41	12,262	17,204	15,244
2/28/21	12,895.76	12,085	17,645	15,390
3/31/21	13,355.38	11,934	18,232	15,620
4/30/21	13,763.15	12,028	19,080	16,106
5/31/21	14,226.78	12,068	19,355	16,266
6/30/21	14,100.19	12,153	19,644	16,457
7/31/21	14,093.26	12,288	19,995	16,708
8/31/21	14,019.05	12,265	20,493	16,945
9/30/21	13,651.1	12,159	19,642	16,464
10/31/21	14,042.95	12,155	20,755	17,021
11/30/21	13,578.71	12,191	20,300	16,818
12/31/21	14,130.78	12,160	21,168	17,232
1/31/22	14,206.41	11,898	20,048	16,536
2/28/22	14,133.41	11,765	19,541	16,212
3/31/22	14,052.82	11,439	20,077	16,298
4/30/22	13,672.26	11,005	18,409	15,239
5/31/22	13,949.39	11,076	18,423	15,285
6/30/22	13,062.97	10,902	16,827	14,394
7/31/22	13,533.81	11,168	18,163	15,221
8/31/22	13,025.44	10,853	17,404	14,667
9/30/22	12,194.97	10,384	15,786	13,595
10/31/22	12,785.68	10,249	16,920	14,111
11/30/22	13,626.67	10,626	18,096	14,907
12/31/22	13,523.25	10,578	17,327	14,500
1/31/23	14,251.92	10,904	18,554	15,294
2/28/23	13,827.53	10,622	18,108	14,916
3/31/23	14,047.12	10,891	18,667	15,344
4/30/23	14,333.19	10,957	18,994	15,542
5/31/23	13,839.91	10,838	18,805	15,381
6/30/23	14,221.58	10,800	19,942	15,918
7/31/23	14,451.82	10,792	20,612	16,234
8/31/23	14,178.68	10,723	20,119	15,960
9/30/23	13,802.94	10,451	19,252	15,385
10/31/23	13,508.22	10,286	18,693	15,020
11/30/23	14,071.95	10,751	20,445	16,137
12/31/23	14,515.77	11,163	21,449	16,859
1/31/24	14,493.73	11,132	21,707	16,962
2/29/24	14,479.3	10,975	22,627	17,298
3/31/24	14,876.63	11,076	23,354	17,695
4/30/24	14,705.52	10,797	22,487	17,122
5/31/24	15,087.29	10,980	23,491	17,697
6/30/24	14,910.44	11,084	23,969	17,980
7/31/24	15,486.86	11,343	24,391	18,338
8/31/24	15,987.37	11,505	25,036	18,734
9/30/24	16,218.68	11,660	25,494	19,040
10/31/24	15,911.29	11,370	24,988	18,625
11/30/24	15,963.8	11,491	26,135	19,216
12/31/24	15,353.73	11,303	25,454	18,790
1/31/25	15,833.54	11,363	26,352	19,228
2/28/25	16,263.22	11,613	26,163	19,314
3/31/25	16,632.96	11,617	24,998	18,801
4/30/25	16,961.73	11,663	25,220	18,931
5/31/25	17,190.8	11,579	26,713	19,549
6/30/25	17,477.64	11,757	27,865	20,175
7/31/25	17,259.11	11,726	28,224	20,310
8/31/25	17,968.62	11,866	28,960	20,725
9/30/25	18,323.26	11,996	29,891	21,215
10/31/25	18,259.51	12,071	30,490	21,523

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	14.76%	9.39%	6.21%
Class C - with sales charge	13.76%	9.39%	6.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI World Index	22.02%	15.58%	11.79%
Composite Index	15.56%	9.18%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,117,005,108
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 14,063,971
InvestmentCompanyPortfolioTurnover	12.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,117,005,108 Number of Portfolio Holdings247 Portfolio Turnover Rate12.45% Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971
Holdings [Text Block]
Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1
Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%
United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000109585
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class I
Trading Symbol	FEBIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class I) | $2,021,864	Bloomberg U.S. Aggregate Bond Index | $1,207,072	MSCI World Index | $3,048,995	Composite Index | $2,152,280
10/31/15	1,000,000	1,000,000	1,000,000	1,000,000
11/30/15	991,190.27	997,358	995,024	995,958
12/31/15	967,131.86	994,135	977,534	984,167
1/31/16	938,292.44	1,007,816	919,054	954,258
2/29/16	943,854.23	1,014,965	912,214	952,704
3/31/16	998,351.1	1,024,277	974,116	994,990
4/30/16	1,031,167.74	1,028,209	989,530	1,005,965
5/31/16	1,024,900.35	1,028,473	995,088	1,009,458
6/30/16	1,026,716.61	1,046,952	983,937	1,009,926
7/31/16	1,058,605.31	1,053,571	1,025,507	1,038,081
8/31/16	1,065,013.62	1,052,366	1,026,360	1,038,124
9/30/16	1,069,903.64	1,051,750	1,031,811	1,041,189
10/31/16	1,059,565.52	1,043,705	1,011,843	1,025,914
11/30/16	1,049,681.03	1,019,017	1,026,392	1,025,058
12/31/16	1,067,198.72	1,020,455	1,050,952	1,040,353
1/31/17	1,089,259.72	1,022,457	1,076,317	1,056,235
2/28/17	1,103,293.44	1,029,329	1,106,178	1,076,657
3/31/17	1,117,509.33	1,028,789	1,117,961	1,083,312
4/30/17	1,130,876.26	1,036,728	1,134,514	1,096,280
5/31/17	1,150,466.76	1,044,708	1,158,514	1,113,570
6/30/17	1,155,625.79	1,043,657	1,162,972	1,115,692
7/31/17	1,165,244.61	1,048,148	1,190,804	1,133,634
8/31/17	1,166,645.67	1,057,549	1,192,481	1,138,659
9/30/17	1,182,353.26	1,052,512	1,219,246	1,151,823
10/31/17	1,194,225.62	1,053,122	1,242,287	1,165,151
11/30/17	1,202,513.92	1,051,770	1,269,205	1,179,700
12/31/17	1,208,941.3	1,056,597	1,286,369	1,191,438
1/31/18	1,240,062.26	1,044,429	1,354,289	1,223,694
2/28/18	1,203,275.51	1,034,528	1,298,185	1,188,638
3/31/18	1,201,471.34	1,041,163	1,269,889	1,176,142
4/30/18	1,202,828.4	1,033,419	1,284,481	1,180,752
5/31/18	1,206,549.97	1,040,794	1,292,530	1,188,562
6/30/18	1,198,959.82	1,039,514	1,291,914	1,187,637
7/31/18	1,218,608.39	1,039,761	1,332,265	1,210,007
8/31/18	1,206,917.85	1,046,452	1,348,749	1,222,104
9/30/18	1,211,052.68	1,039,713	1,356,259	1,223,039
10/31/18	1,166,658.89	1,031,497	1,256,672	1,165,290
11/30/18	1,168,702.26	1,037,654	1,270,947	1,176,015
12/31/18	1,134,188.27	1,056,718	1,174,307	1,131,004
1/31/19	1,188,902.54	1,067,939	1,265,675	1,188,607
2/28/19	1,210,474.04	1,067,321	1,303,734	1,209,776
3/31/19	1,218,025.73	1,087,815	1,320,857	1,228,602
4/30/19	1,235,246.17	1,088,094	1,367,694	1,254,867
5/31/19	1,198,837.3	1,107,409	1,288,777	1,220,333
6/30/19	1,248,158.19	1,121,316	1,373,701	1,274,712
7/31/19	1,242,002.17	1,123,782	1,380,505	1,279,622
8/31/19	1,234,690.38	1,152,902	1,352,268	1,277,180
9/30/19	1,251,153.21	1,146,761	1,381,045	1,290,767
10/31/19	1,266,946.94	1,150,215	1,416,189	1,312,030
11/30/19	1,273,471.64	1,149,630	1,455,630	1,333,687
12/31/19	1,302,824.72	1,148,828	1,499,238	1,357,288
1/31/20	1,275,415.31	1,170,937	1,490,113	1,362,780
2/29/20	1,215,638.36	1,192,012	1,364,161	1,303,477
3/31/20	1,098,467.14	1,184,998	1,183,624	1,196,906
4/30/20	1,175,377.22	1,206,062	1,312,928	1,283,869
5/31/20	1,194,547.03	1,211,678	1,376,353	1,323,473
6/30/20	1,211,785.27	1,219,310	1,412,759	1,347,812
7/31/20	1,252,005.67	1,237,523	1,480,348	1,394,554
8/31/20	1,274,369.45	1,227,534	1,579,256	1,445,957
9/30/20	1,252,386.87	1,226,861	1,524,773	1,415,709
10/31/20	1,227,139.61	1,221,383	1,478,001	1,387,124
11/30/20	1,325,919.91	1,233,367	1,666,980	1,498,985
12/31/20	1,366,970.46	1,235,067	1,737,655	1,537,942
1/31/21	1,353,550.34	1,226,212	1,720,385	1,524,360
2/28/21	1,362,060.17	1,208,504	1,764,469	1,538,992
3/31/21	1,410,735.98	1,193,414	1,823,176	1,562,028
4/30/21	1,456,121.6	1,202,842	1,908,027	1,610,582
5/31/21	1,505,134.48	1,206,772	1,935,513	1,626,608
6/30/21	1,493,176.36	1,215,251	1,964,361	1,645,726
7/31/21	1,494,544.71	1,228,839	1,999,549	1,670,774
8/31/21	1,488,121.84	1,226,499	2,049,314	1,694,451
9/30/21	1,448,581.85	1,215,880	1,964,226	1,646,371
10/31/21	1,492,418.91	1,215,545	2,075,480	1,702,140
11/30/21	1,444,282.42	1,219,141	2,030,000	1,681,775
12/31/21	1,504,950.22	1,216,021	2,116,763	1,723,181
1/31/22	1,513,671.68	1,189,823	2,004,763	1,653,626
2/28/22	1,506,464.09	1,176,549	1,954,060	1,621,154
3/31/22	1,500,582.79	1,143,863	2,007,686	1,629,832
4/30/22	1,460,726.57	1,100,455	1,840,901	1,523,855
5/31/22	1,491,895.35	1,107,551	1,842,295	1,528,478
6/30/22	1,398,437.41	1,090,175	1,682,712	1,439,446
7/31/22	1,449,216.96	1,116,813	1,816,313	1,522,087
8/31/22	1,396,858.42	1,085,256	1,740,377	1,466,703
9/30/22	1,307,909.13	1,038,366	1,578,592	1,359,547
10/31/22	1,373,298.18	1,024,917	1,691,955	1,411,084
11/30/22	1,464,673.44	1,062,609	1,809,597	1,490,709
12/31/22	1,454,778.44	1,057,816	1,732,749	1,450,035
1/31/23	1,533,977.26	1,090,358	1,855,351	1,529,438
2/28/23	1,490,386.46	1,062,167	1,810,751	1,491,561
3/31/23	1,515,397.88	1,089,148	1,866,703	1,534,370
4/30/23	1,547,768.61	1,095,749	1,899,425	1,554,228
5/31/23	1,494,979.05	1,083,818	1,880,463	1,538,149
6/30/23	1,537,800.31	1,079,952	1,994,189	1,591,769
7/31/23	1,564,067.27	1,079,200	2,061,179	1,623,408
8/31/23	1,536,546.58	1,072,306	2,011,946	1,595,995
9/30/23	1,496,400.63	1,045,057	1,925,154	1,538,463
10/31/23	1,465,182.28	1,028,565	1,869,294	1,501,967
11/30/23	1,528,305.88	1,075,145	2,044,545	1,613,662
12/31/23	1,577,154.22	1,116,300	2,144,920	1,685,903
1/31/24	1,576,862.94	1,113,235	2,170,660	1,696,190
2/29/24	1,576,646.84	1,097,507	2,262,691	1,729,753
3/31/24	1,620,514.17	1,107,641	2,335,402	1,769,493
4/30/24	1,602,988.64	1,079,664	2,248,654	1,712,179
5/31/24	1,646,477.87	1,097,968	2,349,061	1,769,661
6/30/24	1,629,556.16	1,108,362	2,396,860	1,797,968
7/31/24	1,693,359.11	1,134,250	2,439,098	1,833,777
8/31/24	1,748,888.9	1,150,549	2,503,565	1,873,398
9/30/24	1,775,911.16	1,165,955	2,549,415	1,904,017
10/31/24	1,744,428.29	1,137,040	2,498,842	1,862,468
11/30/24	1,751,866.82	1,149,062	2,613,506	1,921,622
12/31/24	1,685,663.2	1,130,257	2,545,396	1,878,995
1/31/25	1,740,140.92	1,136,253	2,635,220	1,922,767
2/28/25	1,787,901.65	1,161,253	2,616,253	1,931,386
3/31/25	1,830,567.72	1,161,690	2,499,776	1,880,084
4/30/25	1,868,662.57	1,166,255	2,521,992	1,893,065
5/31/25	1,894,482.4	1,157,905	2,671,273	1,954,876
6/30/25	1,928,057.52	1,175,709	2,786,547	2,017,514
7/31/25	1,906,657.67	1,172,608	2,822,417	2,030,968
8/31/25	1,986,244.17	1,186,633	2,896,041	2,072,472
9/30/25	2,027,525.94	1,199,578	2,989,137	2,121,488
10/31/25	2,021,864.39	1,207,072	3,048,995	2,152,280

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	15.90%	10.50%	7.29%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
MSCI World Index	22.02%	15.58%	11.79%
Composite Index	15.56%	9.18%	7.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,117,005,108
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 14,063,971
InvestmentCompanyPortfolioTurnover	12.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,117,005,108 Number of Portfolio Holdings247 Portfolio Turnover Rate12.45% Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971
Holdings [Text Block]
Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1
Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%
United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179790
Shareholder Report [Line Items]
Fund Name	First Eagle Global Income Builder Fund
Class Name	Class R6
Trading Symbol	FEBRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Income Builder Fund (Class R6) | $18,317	Bloomberg U.S. Aggregate Bond Index | $11,727	MSCI World Index | $27,563	Composite Index | $19,990
3/1/17	10,000	10,000	10,000	10,000
3/31/17	10,073.79	9,995	10,107	10,062
4/30/17	10,203.47	10,072	10,256	10,182
5/31/17	10,371.68	10,149	10,473	10,343
6/30/17	10,427.39	10,139	10,513	10,363
7/31/17	10,514.48	10,183	10,765	10,529
8/31/17	10,518.63	10,274	10,780	10,576
9/30/17	10,660.91	10,225	11,022	10,698
10/31/17	10,768.37	10,231	11,230	10,822
11/30/17	10,843.56	10,218	11,474	10,957
12/31/17	10,910.95	10,265	11,629	11,066
1/31/18	11,183.18	10,147	12,243	11,366
2/28/18	10,851.53	10,051	11,736	11,040
3/31/18	10,844.68	10,115	11,480	10,924
4/30/18	10,848.25	10,040	11,612	10,967
5/31/18	10,891.33	10,111	11,685	11,039
6/30/18	10,814.07	10,099	11,679	11,031
7/31/18	10,991.68	10,101	12,044	11,239
8/31/18	10,895.76	10,166	12,193	11,351
9/30/18	10,924.39	10,101	12,261	11,360
10/31/18	10,523.77	10,021	11,360	10,823
11/30/18	10,542.53	10,081	11,490	10,923
12/31/18	10,231.25	10,266	10,616	10,505
1/31/19	10,725.56	10,375	11,442	11,040
2/28/19	10,929.81	10,369	11,786	11,236
3/31/19	10,988.97	10,568	11,941	11,411
4/30/19	11,144.69	10,571	12,364	11,655
5/31/19	10,815.64	10,759	11,651	11,334
6/30/19	11,260.88	10,894	12,418	11,840
7/31/19	11,214.8	10,918	12,480	11,885
8/31/19	11,139.51	11,201	12,225	11,862
9/30/19	11,288.3	11,141	12,485	11,989
10/31/19	11,430.53	11,174	12,803	12,186
11/30/19	11,488.78	11,169	13,159	12,387
12/31/19	11,753.97	11,161	13,553	12,607
1/31/20	11,516.13	11,376	13,471	12,658
2/29/20	10,966.44	11,580	12,332	12,107
3/31/20	9,908.05	11,512	10,700	11,117
4/30/20	10,602.03	11,717	11,869	11,925
5/31/20	10,775.16	11,772	12,442	12,292
6/30/20	10,940.72	11,846	12,772	12,518
7/31/20	11,294.88	12,023	13,383	12,953
8/31/20	11,497.25	11,926	14,277	13,430
9/30/20	11,298.98	11,919	13,784	13,149
10/31/20	11,071.28	11,866	13,361	12,884
11/30/20	11,963.72	11,982	15,070	13,923
12/31/20	12,344.76	11,999	15,709	14,284
1/31/21	12,214.3	11,913	15,553	14,158
2/28/21	12,291.56	11,741	15,951	14,294
3/31/21	12,731.67	11,594	16,482	14,508
4/30/21	13,142.09	11,686	17,249	14,959
5/31/21	13,595.2	11,724	17,497	15,108
6/30/21	13,477.85	11,806	17,758	15,286
7/31/21	13,490.75	11,938	18,076	15,518
8/31/21	13,434.32	11,916	18,526	15,738
9/30/21	13,079.19	11,812	17,757	15,292
10/31/21	13,475.52	11,809	18,763	15,809
11/30/21	13,041.28	11,844	18,351	15,620
12/31/21	13,592.23	11,814	19,136	16,005
1/31/22	13,671.87	11,559	18,123	15,359
2/28/22	13,607.37	11,430	17,665	15,057
3/31/22	13,555.11	11,113	18,150	15,138
4/30/22	13,195.24	10,691	16,642	14,154
5/31/22	13,477.84	10,760	16,655	14,197
6/30/22	12,632.77	10,591	15,212	13,370
7/31/22	13,103.55	10,850	16,420	14,137
8/31/22	12,619.62	10,543	15,733	13,623
9/30/22	11,825.91	10,088	14,271	12,627
10/31/22	12,418.18	9,957	15,296	13,106
11/30/22	13,235.09	10,323	16,359	13,846
12/31/22	13,146.22	10,277	15,664	13,468
1/31/23	13,863.73	10,593	16,773	14,205
2/28/23	13,469.89	10,319	16,369	13,854
3/31/23	13,697.05	10,581	16,875	14,251
4/30/23	13,990.75	10,645	17,171	14,436
5/31/23	13,513.67	10,529	17,000	14,286
6/30/23	13,902.2	10,492	18,028	14,784
7/31/23	14,140.88	10,484	18,633	15,078
8/31/23	13,892.62	10,418	18,188	14,824
9/30/23	13,529.99	10,153	17,404	14,289
10/31/23	13,248.12	9,993	16,899	13,950
11/30/23	13,820.68	10,445	18,483	14,988
12/31/23	14,264.02	10,845	19,390	15,659
1/31/24	14,262.27	10,815	19,623	15,754
2/29/24	14,261.18	10,662	20,455	16,066
3/31/24	14,659.52	10,761	21,112	16,435
4/30/24	14,501.65	10,489	20,328	15,903
5/31/24	14,896.6	10,667	21,236	16,437
6/30/24	14,744.15	10,768	21,668	16,700
7/31/24	15,323.26	11,019	22,050	17,032
8/31/24	15,827.45	11,178	22,633	17,400
9/30/24	16,073.26	11,327	23,047	17,685
10/31/24	15,788.81	11,046	22,590	17,299
11/30/24	15,857.16	11,163	23,626	17,848
12/31/24	15,258	10,981	23,011	17,452
1/31/25	15,752.85	11,039	23,823	17,859
2/28/25	16,186.87	11,282	23,651	17,939
3/31/25	16,574.85	11,286	22,598	17,462
4/30/25	16,921.36	11,330	22,799	17,583
5/31/25	17,156.39	11,249	24,149	18,157
6/30/25	17,461.72	11,422	25,191	18,739
7/31/25	17,268.54	11,392	25,515	18,864
8/31/25	17,991.48	11,528	26,181	19,249
9/30/25	18,355.16	11,654	27,022	19,704
10/31/25	18,317.09	11,727	27,563	19,990

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	16.01%	10.59%	7.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.85%
MSCI World Index	22.02%	15.58%	12.41%
Composite Index	15.56%	9.18%	8.32%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 2,117,005,108
Holdings Count | Holding	247
Advisory Fees Paid, Amount	$ 14,063,971
InvestmentCompanyPortfolioTurnover	12.45%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,117,005,108 Number of Portfolio Holdings247 Portfolio Turnover Rate12.45% Net Investment Advisory Fees (net of waivers and reimbursements)$14,063,971
Holdings [Text Block]
Value	Value
Common Stocks	62.2%
Corporate Bonds	11.2%
U.S. Treasury Obligations	9.4%
Commodities	8.5%
Preferred Stocks	2.0%
Convertible Preferred Stocks	1.6%
Master Limited Partnerships	1.0%
Foreign Government Securities	0.8%
Loan Assignments	0.1%
Asset-Backed Securities	0.1%
Short-Term Investments	3.1%Footnote Reference1
Value	Value
Short-Term Investments	3.1%
OthersFootnote Reference3	7.0%
Real Estate	4.2%
Information Technology	5.0%
Materials	5.6%
Energy	6.3%
Industrials	8.0%
Health Care	8.4%
Commodities	8.5%
U.S. Treasury Obligations	9.4%
Financials	14.4%
Consumer Staples	20.1%
United StatesFootnote Reference5	50.1%
United Kingdom	9.6%
Canada	5.8%
South Korea	4.7%
Switzerland	4.6%
Hong Kong	4.4%
Mexico	3.6%
Japan	2.6%
Brazil	2.0%
Chile	1.4%
OthersFootnote Reference6	8.1%
Short-Term Investments	3.1%

Largest Holdings [Text Block]
Gold bullion (Precious Metal)	8.5%
British American Tobacco plc (Tobacco, United Kingdom)	3.2%
Unilever plc (Personal Care Products, United Kingdom)	2.4%
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.4%
Becton Dickinson & Co. (Health Care Equipment & Supplies, United States)	2.2%
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1%
Nestle SA (Registered) (Food Products, Switzerland)	2.0%
KT&G Corp. (Tobacco, South Korea)	1.8%
Power Corp. of Canada (Insurance, Canada)	1.8%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.6%
Total	28.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030908
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class A
Trading Symbol	FEFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class A) | $19,508	S&P 500 Index | $20,535
10/31/15	9,500.92	10,000
11/30/15	9,628.34	10,134
12/31/15	9,519.68	10,019
1/31/16	8,708.16	9,166
2/29/16	8,798.33	9,260
3/31/16	9,221.85	9,706
4/30/16	9,071.57	9,547
5/31/16	9,118.02	9,596
6/30/16	8,855.71	9,320
7/31/16	9,317.48	9,806
8/31/16	9,426.78	9,921
9/30/16	9,459.57	9,956
10/31/16	8,997.79	9,470
11/30/16	9,336.61	9,826
12/31/16	9,332.51	9,822
1/31/17	9,652.82	10,159
2/28/17	9,932.35	10,454
3/31/17	10,034.27	10,561
4/30/17	10,313.81	10,856
5/31/17	10,144.92	10,678
6/30/17	10,273.04	10,812
7/31/17	10,366.22	10,911
8/31/17	10,398.25	10,945
9/30/17	10,986.45	11,564
10/31/17	11,117.48	11,702
11/30/17	11,196.1	11,785
12/31/17	11,365.06	11,963
1/31/18	11,724.64	12,342
2/28/18	11,288.01	11,883
3/31/18	11,027.96	11,608
4/30/18	10,992.65	11,571
5/31/18	11,326.54	11,923
6/30/18	11,121.07	11,707
7/31/18	11,182.07	11,771
8/31/18	11,236.65	11,829
9/30/18	11,047.23	11,629
10/31/18	9,801.57	10,317
11/30/18	9,849.72	10,368
12/31/18	8,655.08	9,110
1/31/19	9,755.41	10,268
2/28/19	10,277.66	10,818
3/31/19	10,269.69	10,809
4/30/19	10,465.04	11,014
5/31/19	9,655.74	10,163
6/30/19	10,484.97	11,036
7/31/19	10,736.13	11,301
8/31/19	10,417.19	10,965
9/30/19	10,584.64	11,142
10/31/19	10,544.77	11,099
11/30/19	10,927.49	11,502
12/31/19	11,106.09	11,690
1/31/20	11,041.74	11,622
2/29/20	10,575.13	11,130
3/31/20	8,471.36	8,917
4/30/20	9,352.29	9,844
5/31/20	9,863.15	10,381
6/30/20	10,048.18	10,577
7/31/20	10,494.68	11,046
8/31/20	10,691.78	11,254
9/30/20	10,587.19	11,143
10/31/20	10,394.11	10,941
11/30/20	11,439.96	12,041
12/31/20	11,933.92	12,562
1/31/21	11,601.1	12,211
2/28/21	11,910.15	12,536
3/31/21	12,480.69	13,136
4/30/21	13,216.56	13,911
5/31/21	13,373.56	14,077
6/30/21	13,568.62	14,282
7/31/21	13,949.94	14,684
8/31/21	14,159.42	14,904
9/30/21	13,454.78	14,162
10/31/21	14,196.42	14,942
11/30/21	13,891.53	14,621
12/31/21	14,354.88	15,109
1/31/22	13,545.09	14,257
2/28/22	12,648.96	13,313
3/31/22	12,988.4	13,670
4/30/22	12,058.71	12,691
5/31/22	12,107.64	12,743
6/30/22	11,234.5	11,824
7/31/22	12,078.99	12,714
8/31/22	11,615.88	12,227
9/30/22	10,437.95	10,987
10/31/22	11,082.14	11,665
11/30/22	12,004.74	12,637
12/31/22	11,583.96	12,193
1/31/23	12,289.41	12,936
2/28/23	11,981.47	12,611
3/31/23	12,399.71	13,051
4/30/23	12,809.48	13,482
5/31/23	12,635.47	13,298
6/30/23	13,453.32	14,159
7/31/23	14,067.4	14,804
8/31/23	13,723.74	14,443
9/30/23	13,109.67	13,798
10/31/23	12,651.96	13,316
11/30/23	13,589.98	14,303
12/31/23	14,179.63	14,923
1/31/24	14,410.89	15,167
2/29/24	14,575.2	15,340
3/31/24	15,127.79	15,921
4/30/24	14,498.48	15,259
5/31/24	15,188.89	15,985
6/30/24	15,599.47	16,417
7/31/24	16,114.14	16,958
8/31/24	16,671.7	17,545
9/30/24	17,171.05	18,071
10/31/24	16,820.99	17,703
11/30/24	17,232.46	18,136
12/31/24	16,209.18	17,059
1/31/25	16,942.2	17,830
2/28/25	16,980.44	17,871
3/31/25	16,606.94	17,478
4/30/25	16,159.48	17,008
5/31/25	16,651.68	17,527
6/30/25	17,612.42	18,538
7/31/25	17,882	18,822
8/31/25	18,600.87	19,578
9/30/25	19,321.67	20,338
10/31/25	19,508.2	20,535

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	15.98%	13.42%	7.46%
Class A - with sales charge	10.18%	12.26%	6.91%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 448,997,226
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,889,164
InvestmentCompanyPortfolioTurnover	12.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$448,997,226 Number of Portfolio Holdings37 Portfolio Turnover Rate12.52% Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164
Holdings [Text Block]
Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%

Largest Holdings [Text Block]
Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000030907
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class C
Trading Symbol	FEAMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$178	1.65%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class C) | $19,052	S&P 500 Index | $20,535
10/31/15	9,999.99	10,000
11/30/15	10,129.69	10,134
12/31/15	10,010.13	10,019
1/31/16	9,149.86	9,166
2/29/16	9,239.33	9,260
3/31/16	9,679.79	9,706
4/30/16	9,511.17	9,547
5/31/16	9,555.91	9,596
6/30/16	9,277.18	9,320
7/31/16	9,755.49	9,806
8/31/16	9,862.16	9,921
9/30/16	9,889.69	9,956
10/31/16	9,401.06	9,470
11/30/16	9,748.61	9,826
12/31/16	9,738.76	9,822
1/31/17	10,065.11	10,159
2/28/17	10,350.67	10,454
3/31/17	10,447.1	10,561
4/30/17	10,732.66	10,856
5/31/17	10,550.94	10,678
6/30/17	10,677.03	10,812
7/31/17	10,769.75	10,911
8/31/17	10,792	10,945
9/30/17	11,396.5	11,564
10/31/17	11,526.3	11,702
11/30/17	11,600.47	11,785
12/31/17	11,767.02	11,963
1/31/18	12,131.33	12,342
2/28/18	11,674.89	11,883
3/31/18	11,398.51	11,608
4/30/18	11,356.64	11,571
5/31/18	11,695.83	11,923
6/30/18	11,473.89	11,707
7/31/18	11,528.33	11,771
8/31/18	11,578.58	11,829
9/30/18	11,377.57	11,629
10/31/18	10,087.81	10,317
11/30/18	10,129.68	10,368
12/31/18	8,897.17	9,110
1/31/19	10,020.44	10,268
2/28/19	10,554.27	10,818
3/31/19	10,537.58	10,809
4/30/19	10,726.65	11,014
5/31/19	9,892.54	10,163
6/30/19	10,737.77	11,036
7/31/19	10,988	11,301
8/31/19	10,654.36	10,965
9/30/19	10,821.18	11,142
10/31/19	10,771.13	11,099
11/30/19	11,160.39	11,502
12/31/19	11,336.03	11,690
1/31/20	11,257.27	11,622
2/29/20	10,779.07	11,130
3/31/20	8,624.38	8,917
4/30/20	9,518.89	9,844
5/31/20	10,030.84	10,381
6/30/20	10,216.49	10,577
7/31/20	10,660.93	11,046
8/31/20	10,857.83	11,254
9/30/20	10,745.32	11,143
10/31/20	10,542.79	10,941
11/30/20	11,594.82	12,041
12/31/20	12,087.36	12,562
1/31/21	11,737.31	12,211
2/28/21	12,044.5	12,536
3/31/21	12,616	13,136
4/30/21	13,351.82	13,911
5/31/21	13,501.84	14,077
6/30/21	13,687.58	14,282
7/31/21	14,066.2	14,684
8/31/21	14,266.23	14,904
9/30/21	13,551.85	14,162
10/31/21	14,287.66	14,942
11/30/21	13,973.33	14,621
12/31/21	14,431.32	15,109
1/31/22	13,609.67	14,257
2/28/22	12,700.61	13,313
3/31/22	13,032.77	13,670
4/30/22	12,088.75	12,691
5/31/22	12,132.45	12,743
6/30/22	11,251.37	11,824
7/31/22	12,091.94	12,714
8/31/22	11,619.12	12,227
9/30/22	10,432.69	10,987
10/31/22	11,072.68	11,665
11/30/22	11,984.45	12,637
12/31/22	11,560.14	12,193
1/31/23	12,253.02	12,936
2/28/23	11,943.05	12,611
3/31/23	12,346.01	13,051
4/30/23	12,748.1	13,482
5/31/23	12,565.33	13,298
6/30/23	13,371.34	14,159
7/31/23	13,977.04	14,804
8/31/23	13,628.31	14,443
9/30/23	13,007	13,798
10/31/23	12,546.74	13,316
11/30/23	13,467.27	14,303
12/31/23	14,034.72	14,923
1/31/24	14,253.36	15,167
2/29/24	14,409.53	15,340
3/31/24	14,955.1	15,921
4/30/24	14,316.71	15,259
5/31/24	14,996.96	15,985
6/30/24	15,381.05	16,417
7/31/24	15,885	16,958
8/31/24	16,430.95	17,545
9/30/24	16,902.36	18,071
10/31/24	16,544.53	17,703
11/30/24	16,944.46	18,136
12/31/24	15,925.83	17,059
1/31/25	16,644.12	17,830
2/28/25	16,666.57	17,871
3/31/25	16,287.22	17,478
4/30/25	15,836.68	17,008
5/31/25	16,309.75	17,527
6/30/25	17,246.89	18,538
7/31/25	17,496.19	18,822
8/31/25	18,187.43	19,578
9/30/25	18,882.07	20,338
10/31/25	19,052.48	20,535

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	15.16%	12.56%	6.66%
Class C - with sales charge	14.16%	12.56%	6.66%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 448,997,226
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,889,164
InvestmentCompanyPortfolioTurnover	12.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$448,997,226 Number of Portfolio Holdings37 Portfolio Turnover Rate12.52% Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164
Holdings [Text Block]
Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%

Largest Holdings [Text Block]
Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000124490
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class I
Trading Symbol	FEAIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class I) | $2,111,364	S&P 500 Index | $3,919,570
10/31/15	999,999.99	1,000,000
11/30/15	1,013,930.61	1,002,974
12/31/15	1,002,872.33	987,155
1/31/16	917,233.79	938,168
2/29/16	927,093.49	936,903
3/31/16	972,166.41	1,000,460
4/30/16	956,390.89	1,004,339
5/31/16	961,743.29	1,022,375
6/30/16	934,136.13	1,025,024
7/31/16	983,434.63	1,062,815
8/31/16	994,984.57	1,064,307
9/30/16	998,646.74	1,064,509
10/31/16	949,911.65	1,045,091
11/30/16	985,969.98	1,083,796
12/31/16	985,781.7	1,105,218
1/31/17	1,020,064.53	1,126,180
2/28/17	1,049,535.73	1,170,896
3/31/17	1,060,662.61	1,172,262
4/30/17	1,090,434.54	1,184,301
5/31/17	1,072,992.4	1,200,967
6/30/17	1,086,825.82	1,208,463
7/31/17	1,097,050.53	1,233,313
8/31/17	1,100,659.25	1,237,088
9/30/17	1,163,210.37	1,262,607
10/31/17	1,177,043.79	1,292,070
11/30/17	1,186,065.59	1,331,698
12/31/17	1,204,083.42	1,346,504
1/31/18	1,242,465.85	1,423,597
2/28/18	1,196,473.11	1,371,127
3/31/18	1,169,340.7	1,336,283
4/30/18	1,165,700.99	1,341,410
5/31/18	1,201,436.35	1,373,714
6/30/18	1,179,928.96	1,382,169
7/31/18	1,186,546.62	1,433,604
8/31/18	1,193,164.28	1,480,319
9/30/18	1,172,980.41	1,488,745
10/31/18	1,041,288.96	1,386,989
11/30/18	1,046,583.09	1,415,253
12/31/18	919,807.83	1,287,469
1/31/19	1,036,874.28	1,390,641
2/28/19	1,092,756.17	1,435,292
3/31/19	1,091,940.38	1,463,183
4/30/19	1,112,743.13	1,522,426
5/31/19	1,027,084.75	1,425,679
6/30/19	1,115,598.4	1,526,156
7/31/19	1,142,927.51	1,548,090
8/31/19	1,109,072.05	1,523,567
9/30/19	1,127,427.42	1,552,074
10/31/19	1,123,348.45	1,585,691
11/30/19	1,164,546.05	1,643,250
12/31/19	1,184,204.43	1,692,847
1/31/20	1,177,597.99	1,692,183
2/29/20	1,128,049.68	1,552,884
3/31/20	903,843.62	1,361,083
4/30/20	997,985.39	1,535,565
5/31/20	1,052,901.43	1,608,701
6/30/20	1,073,133.65	1,640,694
7/31/20	1,121,030.34	1,733,205
8/31/20	1,142,501.27	1,857,788
9/30/20	1,131,352.9	1,787,198
10/31/20	1,111,120.68	1,739,670
11/30/20	1,223,017.26	1,930,101
12/31/20	1,276,193.18	2,004,310
1/31/21	1,240,702.85	1,984,075
2/28/21	1,273,762.33	2,038,786
3/31/21	1,335,505.78	2,128,076
4/30/21	1,414,479.49	2,241,648
5/31/21	1,431,515.55	2,257,305
6/30/21	1,452,445.56	2,310,001
7/31/21	1,493,763.46	2,364,875
8/31/21	1,516,669.45	2,436,781
9/30/21	1,441,128.4	2,323,447
10/31/21	1,520,937.13	2,486,231
11/30/21	1,488,732.49	2,469,004
12/31/21	1,538,710.87	2,579,656
1/31/22	1,452,180.08	2,446,166
2/28/22	1,356,474.5	2,372,924
3/31/22	1,392,820.48	2,461,030
4/30/22	1,293,649.89	2,246,424
5/31/22	1,298,636.12	2,250,545
6/30/22	1,205,449.02	2,064,776
7/31/22	1,297,107.58	2,255,158
8/31/22	1,247,112	2,163,188
9/30/22	1,121,067.58	1,963,962
10/31/22	1,190,681.81	2,122,967
11/30/22	1,289,812.48	2,241,607
12/31/22	1,244,832.77	2,112,458
1/31/23	1,320,744.17	2,245,192
2/28/23	1,288,210.71	2,190,411
3/31/23	1,333,358.02	2,270,831
4/30/23	1,378,013.2	2,306,275
5/31/23	1,359,120.63	2,316,299
6/30/23	1,447,343.25	2,469,349
7/31/23	1,514,019.91	2,548,677
8/31/23	1,477,232.79	2,508,098
9/30/23	1,411,475.8	2,388,517
10/31/23	1,362,446.19	2,338,295
11/30/23	1,463,966.32	2,551,841
12/31/23	1,527,256.17	2,667,773
1/31/24	1,552,638.22	2,712,603
2/29/24	1,571,210.45	2,857,444
3/31/24	1,630,827.3	2,949,381
4/30/24	1,563,057.5	2,828,915
5/31/24	1,638,288.19	2,969,185
6/30/24	1,682,307.47	3,075,726
7/31/24	1,739,070.54	3,113,165
8/31/24	1,799,576.22	3,188,680
9/30/24	1,853,345.18	3,256,781
10/31/24	1,815,815.41	3,227,247
11/30/24	1,860,851.14	3,416,690
12/31/24	1,750,184.15	3,335,242
1/31/25	1,829,914.76	3,428,120
2/28/25	1,835,100.49	3,383,389
3/31/25	1,794,327.68	3,192,755
4/30/25	1,746,201.46	3,171,105
5/31/25	1,800,180.87	3,370,709
6/30/25	1,904,172.53	3,542,119
7/31/25	1,934,221.23	3,621,614
8/31/25	2,011,955.88	3,695,030
9/30/25	2,091,062.33	3,829,899
10/31/25	2,111,363.91	3,919,570

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	16.28%	13.70%	7.76%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 448,997,226
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,889,164
InvestmentCompanyPortfolioTurnover	12.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$448,997,226 Number of Portfolio Holdings37 Portfolio Turnover Rate12.52% Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164
Holdings [Text Block]
Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%

Largest Holdings [Text Block]
Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179782
Shareholder Report [Line Items]
Fund Name	First Eagle Rising Dividend Fund
Class Name	Class R6
Trading Symbol	FEFRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Rising Dividend Fund (Class R6) | $19,840	S&P 500 Index | $33,475
3/1/17	10,000	10,000
3/31/17	9,952.03	10,012
4/30/17	10,234.2	10,114
5/31/17	10,070.54	10,257
6/30/17	10,200.34	10,321
7/31/17	10,296.27	10,533
8/31/17	10,327.31	10,565
9/30/17	10,914.22	10,783
10/31/17	11,046.84	11,035
11/30/17	11,128.67	11,373
12/31/17	11,297.77	11,500
1/31/18	11,658.01	12,158
2/28/18	11,229.45	11,710
3/31/18	10,974.8	11,412
4/30/18	10,940.64	11,456
5/31/18	11,276.03	11,732
6/30/18	11,074.18	11,804
7/31/18	11,136.29	12,244
8/31/18	11,195.29	12,643
9/30/18	11,008.96	12,715
10/31/18	9,772.98	11,846
11/30/18	9,822.67	12,087
12/31/18	8,636.65	10,996
1/31/19	9,739.2	11,877
2/28/19	10,259.84	12,258
3/31/19	10,256.02	12,496
4/30/19	10,455.09	13,002
5/31/19	9,651.14	12,176
6/30/19	10,481.89	13,034
7/31/19	10,738.38	13,221
8/31/19	10,420.63	13,012
9/30/19	10,589.08	13,255
10/31/19	10,554.62	13,543
11/30/19	10,941.28	14,034
12/31/19	11,121.19	14,458
1/31/20	11,059.17	14,452
2/29/20	10,597.89	13,262
3/31/20	8,489.16	11,624
4/30/20	9,376.84	13,114
5/31/20	9,892.39	13,739
6/30/20	10,078.46	14,012
7/31/20	10,531.99	14,802
8/31/20	10,733.56	15,866
9/30/20	10,628.9	15,264
10/31/20	10,435.08	14,858
11/30/20	11,489.44	16,484
12/31/20	11,989.27	17,118
1/31/21	11,655.85	16,945
2/28/21	11,966.43	17,412
3/31/21	12,546.48	18,175
4/30/21	13,288.41	19,145
5/31/21	13,443.89	19,278
6/30/21	13,645.09	19,728
7/31/21	14,033.26	20,197
8/31/21	14,248.45	20,811
9/30/21	13,538.77	19,843
10/31/21	14,288.55	21,234
11/30/21	13,986	21,086
12/31/21	14,455.53	22,031
1/31/22	13,642.6	20,891
2/28/22	12,743.49	20,266
3/31/22	13,084.94	21,018
4/30/22	12,148.07	19,186
5/31/22	12,200.12	19,221
6/30/22	11,324.67	17,634
7/31/22	12,185.76	19,260
8/31/22	11,716.07	18,475
9/30/22	10,531.94	16,773
10/31/22	11,180.7	18,131
11/30/22	12,117.22	19,144
12/31/22	11,694.65	18,041
1/31/23	12,407.81	19,175
2/28/23	12,102.17	18,707
3/31/23	12,526.32	19,394
4/30/23	12,945.83	19,697
5/31/23	12,768.35	19,782
6/30/23	13,597.15	21,089
7/31/23	14,223.55	21,767
8/31/23	13,877.95	21,420
9/30/23	13,260.2	20,399
10/31/23	12,799.58	19,970
11/30/23	13,753.32	21,794
12/31/23	14,348.47	22,784
1/31/24	14,586.93	23,167
2/29/24	14,755.6	24,404
3/31/24	15,322.1	25,189
4/30/24	14,685.38	24,160
5/31/24	15,386.35	25,358
6/30/24	15,805.77	26,268
7/31/24	16,333.21	26,588
8/31/24	16,901.68	27,233
9/30/24	17,412.72	27,814
10/31/24	17,054.24	27,562
11/30/24	17,483.24	29,180
12/31/24	16,443.49	28,485
1/31/25	17,192.58	29,278
2/28/25	17,235.21	28,896
3/31/25	16,858.23	27,268
4/30/25	16,406.07	27,083
5/31/25	16,907.12	28,787
6/30/25	17,890.26	30,251
7/31/25	18,172.57	30,930
8/31/25	18,902.91	31,557
9/30/25	19,643.09	32,709
10/31/25	19,840.01	33,475

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	16.33%	13.71%	8.22%
S&P 500 Index	21.45%	17.64%	14.96%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 448,997,226
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,889,164
InvestmentCompanyPortfolioTurnover	12.52%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$448,997,226 Number of Portfolio Holdings37 Portfolio Turnover Rate12.52% Net Investment Advisory Fees (net of waivers and reimbursements)$1,889,164
Holdings [Text Block]
Value	Value
Common Stocks	95.9%
Master Limited Partnerships	3.0%
Short-Term Investments	1.1%Footnote Reference1
Value	Value
Short-Term Investments	1.1%
Real Estate	1.5%
Financials	1.8%
Energy	5.7%
Consumer Staples	8.1%
Consumer Discretionary	9.6%
Industrials	10.2%
Health Care	16.2%
Communication Services	18.3%
Information Technology	27.5%

Largest Holdings [Text Block]
Alphabet, Inc. (Interactive Media & Services, United States)	8.9%
TE Connectivity plc (Electronic Equipment, Instruments & Components, Ireland)	6.5%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	6.3%
Oracle Corp. (Software, United States)	6.1%
Meta Platforms, Inc., Class A (Interactive Media & Services, United States)	5.2%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	4.7%
Schindler Holding AG (Machinery, Switzerland)	4.5%
Comcast Corp., Class A (Media, United States)	4.3%
Home Depot, Inc. (The) (Specialty Retail, United States)	4.1%
Medtronic plc (Health Care Equipment & Supplies, United States)	4.0%
Total	54.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000228686
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FESAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Small Cap Opportunity Fund (Class A) | $10,989	S&P 500 Index | $16,968	Russell 2000® Value Index | $11,725	Russell 2000® Index | $11,392
7/1/21	9,502.35	10,000	10,000	10,000
7/31/21	9,211.27	10,238	9,642	9,639
8/31/21	9,183.1	10,549	9,900	9,855
9/30/21	8,901.41	10,058	9,702	9,564
10/31/21	9,164.32	10,763	10,072	9,971
11/30/21	8,882.63	10,688	9,728	9,555
12/31/21	9,286.38	11,167	10,124	9,769
1/31/22	8,788.73	10,589	9,534	8,828
2/28/22	9,136.15	10,272	9,692	8,923
3/31/22	9,211.27	10,654	9,882	9,034
4/30/22	8,441.31	9,725	9,115	8,138
5/31/22	8,582.16	9,743	9,290	8,151
6/30/22	7,539.91	8,938	8,372	7,480
7/31/22	8,403.76	9,763	9,182	8,261
8/31/22	8,103.29	9,364	8,892	8,092
9/30/22	7,117.37	8,502	7,986	7,317
10/31/22	7,953.05	9,190	8,991	8,122
11/30/22	8,347.42	9,704	9,266	8,312
12/31/22	7,962.44	9,145	8,658	7,772
1/31/23	8,957.75	9,719	9,484	8,530
2/28/23	8,882.63	9,482	9,266	8,386
3/31/23	8,460.09	9,830	8,601	7,985
4/30/23	8,215.96	9,984	8,387	7,842
5/31/23	8,046.95	10,027	8,222	7,769
6/30/23	9,014.08	10,690	8,875	8,401
7/31/23	9,389.67	11,033	9,545	8,915
8/31/23	8,882.63	10,858	9,085	8,469
9/30/23	8,300.47	10,340	8,612	7,970
10/31/23	7,690.14	10,122	8,099	7,426
11/30/23	8,356.81	11,047	8,828	8,099
12/31/23	9,280.46	11,549	9,926	9,088
1/31/24	8,978.66	11,743	9,475	8,735
2/29/24	9,252.16	12,370	9,785	9,229
3/31/24	9,752.03	12,768	10,214	9,559
4/30/24	9,148.42	12,246	9,563	8,886
5/31/24	9,686.01	12,854	10,011	9,332
6/30/24	9,525.67	13,315	9,842	9,246
7/31/24	10,308.48	13,477	11,041	10,185
8/31/24	10,044.4	13,804	10,834	10,033
9/30/24	10,025.54	14,099	10,841	10,103
10/31/24	9,742.6	13,971	10,671	9,957
11/30/24	10,751.75	14,791	11,701	11,049
12/31/24	9,853.3	14,438	10,726	10,137
1/31/25	10,216.11	14,840	10,946	10,403
2/28/25	9,557.32	14,647	10,527	9,846
3/31/25	8,908.07	13,821	9,895	9,176
4/30/25	8,507.06	13,728	9,498	8,964
5/31/25	9,146.76	14,592	9,897	9,443
6/30/25	9,690.99	15,334	10,387	9,956
7/31/25	9,843.75	15,678	10,570	10,129
8/31/25	10,674.41	15,996	11,465	10,852
9/30/25	10,951.29	16,580	11,696	11,190
10/31/25	10,989.48	16,968	11,725	11,392

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (7/1/21)
Class A - without sales charge	12.80%	3.41%
Class A - with sales charge	7.19%	2.20%
S&P 500 Index	21.45%	12.91%
Russell 2000® Value Index	9.87%	3.72%
Russell 2000® Index	14.41%	3.04%

Performance Inception Date	Jul. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,753,571,739
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 14,224,152
InvestmentCompanyPortfolioTurnover	47.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,753,571,739 Number of Portfolio Holdings245 Portfolio Turnover Rate47.31% Net Investment Advisory Fees (net of waivers and reimbursements)$14,224,152
Holdings [Text Block]
Value	Value
Common Stocks	94.3%
Exchange Traded Funds	0.5%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.2%Footnote Reference2
Value	Value
Short-Term Investments	5.2%
OthersFootnote Reference4	1.3%
Communication Services	1.6%
Consumer Staples	2.8%
Real Estate	3.2%
Energy	6.9%
Materials	9.4%
Consumer Discretionary	9.7%
Financials	9.9%
Health Care	10.4%
Information Technology	18.6%
Industrials	21.0%

Largest Holdings [Text Block]
Ameresco, Inc. (Construction & Engineering, United States)	1.3%
Coeur Mining, Inc. (Metals & Mining, United States)	1.2%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Hecla Mining Co. (Metals & Mining, United States)	1.0%
CECO Environmental Corp. (Machinery, United States)	1.0%
Graham Corp. (Machinery, United States)	1.0%
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels, United States)	0.9%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	0.9%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	0.9%
Total	10.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000228687
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Small Cap Opportunity Fund (Class I) | $1,204,777	S&P 500 Index | $1,746,423	Russell 2000® Value Index | $1,189,659	Russell 2000® Index | $1,146,118
4/27/21	1,000,000	1,000,000	1,000,000	1,000,000
4/30/21	984,000	998,800	990,000	984,900
5/31/21	1,021,000	1,005,776	1,020,807	986,931
6/30/21	1,020,793.78	1,029,256	1,014,622	1,006,052
7/31/21	999,399.9	1,053,705	978,304	969,725
8/31/21	996,343.63	1,085,744	1,004,499	991,416
9/30/21	966,799.7	1,035,246	984,375	962,184
10/31/21	995,324.88	1,107,778	1,021,908	1,003,115
11/30/21	964,762.19	1,100,102	987,002	961,315
12/31/21	1,008,568.71	1,149,404	1,027,253	982,789
1/31/22	954,574.62	1,089,926	967,359	888,173
2/28/22	992,268.61	1,057,292	983,366	897,654
3/31/22	1,001,437.41	1,096,549	1,002,608	908,826
4/30/22	917,899.4	1,000,928	924,800	818,753
5/31/22	932,161.99	1,002,764	942,548	819,990
6/30/22	819,080.04	919,992	849,436	752,552
7/31/22	913,824.37	1,004,819	931,676	831,120
8/31/22	881,224.17	963,841	902,215	814,113
9/30/22	774,254.77	875,073	810,277	736,092
10/31/22	865,942.83	945,920	912,284	817,128
11/30/22	907,711.84	998,781	940,157	836,214
12/31/22	866,815.56	941,237	878,472	781,942
1/31/23	974,912.56	1,000,379	962,302	858,155
2/28/23	967,774.08	975,971	940,116	843,660
3/31/23	920,864.06	1,011,803	872,701	803,350
4/30/23	895,369.48	1,027,595	850,939	788,907
5/31/23	877,013.39	1,032,062	834,201	781,619
6/30/23	983,070.82	1,100,256	900,467	845,166
7/31/23	1,023,862.14	1,135,601	968,418	896,851
8/31/23	968,793.86	1,117,521	921,834	851,984
9/30/23	905,567.31	1,064,240	873,822	801,825
10/31/23	839,281.42	1,041,862	821,697	747,142
11/30/23	911,686.01	1,137,011	895,662	814,765
12/31/23	1,012,075.8	1,188,666	1,007,138	914,316
1/31/24	980,255.97	1,208,641	961,389	878,755
2/29/24	1,010,022.9	1,273,177	992,840	928,442
3/31/24	1,064,424.54	1,314,141	1,036,353	961,679
4/30/24	998,732	1,260,465	970,319	893,993
5/31/24	1,058,265.87	1,322,965	1,015,698	938,842
6/30/24	1,040,816.28	1,370,436	998,580	930,158
7/31/24	1,126,011.31	1,387,117	1,120,278	1,024,661
8/31/24	1,098,297.26	1,420,764	1,099,251	1,009,355
9/30/24	1,096,244.37	1,451,108	1,099,952	1,016,409
10/31/24	1,065,450.99	1,437,948	1,082,746	1,001,729
11/30/24	1,175,280.72	1,522,357	1,187,183	1,111,612
12/31/24	1,077,739.29	1,486,067	1,088,259	1,019,809
1/31/25	1,117,308.46	1,527,450	1,110,614	1,046,547
2/28/25	1,045,459.18	1,507,520	1,068,095	990,568
3/31/25	974,651.18	1,422,580	1,003,998	923,141
4/30/25	930,916.84	1,412,933	963,682	901,815
5/31/25	1,001,724.83	1,501,870	1,004,164	949,972
6/30/25	1,062,119.88	1,578,244	1,053,855	1,001,605
7/31/25	1,078,780.58	1,613,664	1,072,466	1,018,980
8/31/25	1,169,373.16	1,646,376	1,163,299	1,091,783
9/30/25	1,200,611.98	1,706,469	1,186,683	1,125,752
10/31/25	1,204,777.16	1,746,423	1,189,659	1,146,118

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (4/27/21)
Class I	13.08%	4.22%
S&P 500 Index	21.45%	13.08%
Russell 2000® Value Index	9.87%	3.98%
Russell 2000® Index	14.41%	3.09%

Performance Inception Date	Apr. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,753,571,739
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 14,224,152
InvestmentCompanyPortfolioTurnover	47.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,753,571,739 Number of Portfolio Holdings245 Portfolio Turnover Rate47.31% Net Investment Advisory Fees (net of waivers and reimbursements)$14,224,152
Holdings [Text Block]
Value	Value
Common Stocks	94.3%
Exchange Traded Funds	0.5%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.2%Footnote Reference2
Value	Value
Short-Term Investments	5.2%
OthersFootnote Reference4	1.3%
Communication Services	1.6%
Consumer Staples	2.8%
Real Estate	3.2%
Energy	6.9%
Materials	9.4%
Consumer Discretionary	9.7%
Financials	9.9%
Health Care	10.4%
Information Technology	18.6%
Industrials	21.0%

Largest Holdings [Text Block]
Ameresco, Inc. (Construction & Engineering, United States)	1.3%
Coeur Mining, Inc. (Metals & Mining, United States)	1.2%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Hecla Mining Co. (Metals & Mining, United States)	1.0%
CECO Environmental Corp. (Machinery, United States)	1.0%
Graham Corp. (Machinery, United States)	1.0%
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels, United States)	0.9%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	0.9%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	0.9%
Total	10.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000228685
Shareholder Report [Line Items]
Fund Name	First Eagle Small Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FESRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Small Cap Opportunity Fund (Class R6) | $11,697	S&P 500 Index | $16,968	Russell 2000® Value Index | $11,725	Russell 2000® Index | $11,392
7/1/21	10,000	10,000	10,000	10,000
7/31/21	9,693.67	10,238	9,642	9,639
8/31/21	9,673.91	10,549	9,900	9,855
9/30/21	9,377.47	10,058	9,702	9,564
10/31/21	9,654.15	10,763	10,072	9,971
11/30/21	9,357.71	10,688	9,728	9,555
12/31/21	9,792.49	11,167	10,124	9,769
1/31/22	9,258.89	10,589	9,534	8,828
2/28/22	9,634.39	10,272	9,692	8,923
3/31/22	9,713.44	10,654	9,882	9,034
4/30/22	8,903.16	9,725	9,115	8,138
5/31/22	9,051.38	9,743	9,290	8,151
6/30/22	7,954.54	8,938	8,372	7,480
7/31/22	8,873.52	9,763	9,182	8,261
8/31/22	8,547.43	9,364	8,892	8,092
9/30/22	7,509.88	8,502	7,986	7,317
10/31/22	8,399.21	9,190	8,991	8,122
11/30/22	8,814.23	9,704	9,266	8,312
12/31/22	8,407.67	9,145	8,658	7,772
1/31/23	9,466.04	9,719	9,484	8,530
2/28/23	9,386.91	9,482	9,266	8,386
3/31/23	8,941.8	9,830	8,601	7,985
4/30/23	8,684.62	9,984	8,387	7,842
5/31/23	8,506.58	10,027	8,222	7,769
6/30/23	9,535.28	10,690	8,875	8,401
7/31/23	9,940.83	11,033	9,545	8,915
8/31/23	9,406.69	10,858	9,085	8,469
9/30/23	8,783.54	10,340	8,612	7,970
10/31/23	8,140.6	10,122	8,099	7,426
11/30/23	8,842.89	11,047	8,828	8,099
12/31/23	9,826.5	11,549	9,926	9,088
1/31/24	9,517.87	11,743	9,475	8,735
2/29/24	9,806.59	12,370	9,785	9,229
3/31/24	10,334.26	12,768	10,214	9,559
4/30/24	9,697.08	12,246	9,563	8,886
5/31/24	10,274.52	12,854	10,011	9,332
6/30/24	10,105.27	13,315	9,842	9,246
7/31/24	10,931.61	13,477	11,041	10,185
8/31/24	10,662.8	13,804	10,834	10,033
9/30/24	10,632.93	14,099	10,841	10,103
10/31/24	10,344.21	13,971	10,671	9,957
11/30/24	11,409.5	14,791	11,701	11,049
12/31/24	10,464.34	14,438	10,726	10,137
1/31/25	10,848.16	14,840	10,946	10,403
2/28/25	10,151.21	14,647	10,527	9,846
3/31/25	9,464.37	13,821	9,895	9,176
4/30/25	9,040.14	13,728	9,498	8,964
5/31/25	9,726.98	14,592	9,897	9,443
6/30/25	10,312.82	15,334	10,387	9,956
7/31/25	10,474.44	15,678	10,570	10,129
8/31/25	11,363.3	15,996	11,465	10,852
9/30/25	11,656.22	16,580	11,696	11,190
10/31/25	11,696.62	16,968	11,725	11,392

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (7/1/21)
Class R6	13.07%	3.68%
S&P 500 Index	21.45%	12.91%
Russell 2000® Value Index	9.87%	3.72%
Russell 2000® Index	14.41%	3.04%

Performance Inception Date	Jul. 01, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,753,571,739
Holdings Count | Holding	245
Advisory Fees Paid, Amount	$ 14,224,152
InvestmentCompanyPortfolioTurnover	47.31%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,753,571,739 Number of Portfolio Holdings245 Portfolio Turnover Rate47.31% Net Investment Advisory Fees (net of waivers and reimbursements)$14,224,152
Holdings [Text Block]
Value	Value
Common Stocks	94.3%
Exchange Traded Funds	0.5%
Rights	0.0%Footnote Reference1
Short-Term Investments	5.2%Footnote Reference2
Value	Value
Short-Term Investments	5.2%
OthersFootnote Reference4	1.3%
Communication Services	1.6%
Consumer Staples	2.8%
Real Estate	3.2%
Energy	6.9%
Materials	9.4%
Consumer Discretionary	9.7%
Financials	9.9%
Health Care	10.4%
Information Technology	18.6%
Industrials	21.0%

Largest Holdings [Text Block]
Ameresco, Inc. (Construction & Engineering, United States)	1.3%
Coeur Mining, Inc. (Metals & Mining, United States)	1.2%
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
TTM Technologies, Inc. (Electronic Equipment, Instruments & Components, United States)	1.1%
Hecla Mining Co. (Metals & Mining, United States)	1.0%
CECO Environmental Corp. (Machinery, United States)	1.0%
Graham Corp. (Machinery, United States)	1.0%
PBF Energy, Inc., Class A (Oil, Gas & Consumable Fuels, United States)	0.9%
Brookdale Senior Living, Inc. (Health Care Providers & Services, United States)	0.9%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	0.9%
Total	10.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000237506
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class A
Trading Symbol	FEMAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$124	1.20%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Smid Cap Opportunity Fund (Class A) | $11,761	S&P 500 Index | $16,692	Russell 2500™ Value Index | $12,683	Russell 2500™ Index | $12,946
8/15/22	9,496.68	10,000	10,000	10,000
8/31/22	8,755.94	9,212	9,208	9,190
9/30/22	7,768.28	8,364	8,277	8,315
10/31/22	8,518.52	9,041	9,151	9,112
11/30/22	9,002.85	9,546	9,610	9,497
12/31/22	8,404.82	8,996	9,039	8,932
1/31/23	9,412.63	9,561	9,942	9,825
2/28/23	9,079.86	9,328	9,661	9,595
3/31/23	8,661.52	9,670	9,165	9,235
4/30/23	8,661.52	9,821	9,043	9,115
5/31/23	8,461.86	9,864	8,785	8,955
6/30/23	9,498.2	10,516	9,566	9,718
7/31/23	9,802.45	10,854	10,127	10,201
8/31/23	9,450.66	10,681	9,737	9,800
9/30/23	8,851.68	10,172	9,216	9,253
10/31/23	8,271.71	9,958	8,699	8,691
11/30/23	9,051.34	10,867	9,488	9,473
12/31/23	9,849.95	11,361	10,484	10,489
1/31/24	9,626.97	11,552	10,190	10,214
2/29/24	10,169.88	12,169	10,598	10,770
3/31/24	10,683.7	12,560	11,120	11,214
4/30/24	10,034.15	12,047	10,421	10,463
5/31/24	10,567.36	12,644	10,860	10,898
6/30/24	10,392.86	13,098	10,641	10,735
7/31/24	10,926.07	13,258	11,503	11,532
8/31/24	11,119.97	13,579	11,503	11,503
9/30/24	11,255.7	13,869	11,666	11,674
10/31/24	11,110.28	13,743	11,519	11,566
11/30/24	11,944.03	14,550	12,535	12,704
12/31/24	10,964.48	14,203	11,635	11,747
1/31/25	11,343.23	14,599	12,031	12,163
2/28/25	10,614.86	14,408	11,586	11,592
3/31/25	10,003.02	13,596	10,957	10,865
4/30/25	9,779.65	13,504	10,640	10,641
5/31/25	10,469.18	14,354	11,247	11,278
6/30/25	11,081.02	15,084	11,755	11,798
7/31/25	11,314.1	15,423	11,959	12,026
8/31/25	11,595.73	15,735	12,587	12,657
9/30/25	11,799.68	16,310	12,716	12,860
10/31/25	11,760.83	16,692	12,683	12,946

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (8/15/22)
Class A - without sales charge	5.86%	6.89%
Class A - with sales charge	0.59%	5.18%
S&P 500 Index	21.45%	17.21%
Russell 2500™ Value Index	10.11%	7.66%
Russell 2500™ Index	11.94%	8.37%

Performance Inception Date	Aug. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 47,656,026
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 128,655
InvestmentCompanyPortfolioTurnover	66.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,656,026 Number of Portfolio Holdings71 Portfolio Turnover Rate66.26% Net Investment Advisory Fees (net of waivers and reimbursements)$128,655
Holdings [Text Block]
Value	Value
Common Stocks	97.1%
Short-Term Investments	2.9%Footnote Reference1
Value	Value
Short-Term Investments	2.9%
OthersFootnote Reference3	0.4%
Communication Services	1.4%
Materials	1.8%
Real Estate	2.5%
Energy	3.3%
Consumer Staples	4.9%
Consumer Discretionary	10.5%
Health Care	12.5%
Financials	16.3%
Information Technology	18.0%
Industrials	25.5%

Largest Holdings [Text Block]
Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.1%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.5%
nVent Electric plc (Electrical Equipment, United States)	2.5%
Evercore, Inc., Class A (Capital Markets, United States)	2.5%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.5%
Webster Financial Corp. (Banks, United States)	2.5%
Quanta Services, Inc. (Construction & Engineering, United States)	2.4%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.2%
Total	26.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000237507
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class I
Trading Symbol	FESMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Smid Cap Opportunity Fund (Class I) | $1,249,237	S&P 500 Index | $1,669,160	Russell 2500™ Value Index | $1,268,313	Russell 2500™ Index | $1,294,640
8/15/22	1,000,000	1,000,000	1,000,000	1,000,000
8/31/22	922,000	921,200	920,800	919,000
9/30/22	819,000	836,359	827,683	831,464
10/31/22	898,000	904,071	915,071	911,237
11/30/22	949,000	954,595	961,038	949,706
12/31/22	886,707.07	899,596	903,916	893,223
1/31/23	993,031.68	956,121	994,233	982,532
2/28/23	957,924.5	932,793	966,085	959,472
3/31/23	913,789.76	967,040	916,526	923,506
4/30/23	913,789.76	982,134	904,313	911,458
5/31/23	893,728.51	986,403	878,505	895,476
6/30/23	1,003,062.3	1,051,580	956,598	971,758
7/31/23	1,035,160.29	1,085,361	1,012,673	1,020,071
8/31/23	998,046.99	1,068,081	973,687	980,021
9/30/23	934,854.06	1,017,157	921,576	925,288
10/31/23	874,670.33	995,770	869,867	869,088
11/30/23	955,918.37	1,086,709	948,809	947,323
12/31/23	1,042,183.3	1,136,079	1,048,372	1,048,851
1/31/24	1,018,016.73	1,155,170	1,018,957	1,021,418
2/29/24	1,075,412.34	1,216,851	1,059,801	1,076,978
3/31/24	1,129,787.12	1,256,002	1,112,012	1,121,426
4/30/24	1,062,322.11	1,204,701	1,042,095	1,046,299
5/31/24	1,118,710.77	1,264,436	1,086,015	1,089,821
6/30/24	1,100,585.85	1,309,807	1,064,137	1,073,490
7/31/24	1,155,967.57	1,325,750	1,150,313	1,153,245
8/31/24	1,177,113.32	1,357,909	1,150,268	1,150,280
9/30/24	1,192,217.42	1,386,910	1,166,584	1,167,406
10/31/24	1,177,113.32	1,374,332	1,151,881	1,156,574
11/30/24	1,265,724.07	1,455,007	1,253,505	1,270,401
12/31/24	1,162,175.37	1,420,322	1,163,521	1,174,661
1/31/25	1,201,656.93	1,459,875	1,203,123	1,216,300
2/28/25	1,125,730.84	1,440,826	1,158,639	1,159,207
3/31/25	1,060,940.58	1,359,644	1,095,666	1,086,546
4/30/25	1,037,656.58	1,350,424	1,063,956	1,064,117
5/31/25	1,110,545.62	1,435,426	1,124,688	1,127,808
6/30/25	1,176,348.24	1,508,421	1,175,535	1,179,832
7/31/25	1,200,644.59	1,542,275	1,195,942	1,202,634
8/31/25	1,231,015.02	1,573,539	1,258,700	1,265,747
9/30/25	1,252,274.33	1,630,973	1,271,630	1,286,016
10/31/25	1,249,237.28	1,669,160	1,268,313	1,294,640

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (8/15/22)
Class I	6.13%	7.18%
S&P 500 Index	21.45%	17.21%
Russell 2500™ Value Index	10.11%	7.66%
Russell 2500™ Index	11.94%	8.37%

Performance Inception Date	Aug. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 47,656,026
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 128,655
InvestmentCompanyPortfolioTurnover	66.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,656,026 Number of Portfolio Holdings71 Portfolio Turnover Rate66.26% Net Investment Advisory Fees (net of waivers and reimbursements)$128,655
Holdings [Text Block]
Value	Value
Common Stocks	97.1%
Short-Term Investments	2.9%Footnote Reference1
Value	Value
Short-Term Investments	2.9%
OthersFootnote Reference3	0.4%
Communication Services	1.4%
Materials	1.8%
Real Estate	2.5%
Energy	3.3%
Consumer Staples	4.9%
Consumer Discretionary	10.5%
Health Care	12.5%
Financials	16.3%
Information Technology	18.0%
Industrials	25.5%

Largest Holdings [Text Block]
Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.1%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.5%
nVent Electric plc (Electrical Equipment, United States)	2.5%
Evercore, Inc., Class A (Capital Markets, United States)	2.5%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.5%
Webster Financial Corp. (Banks, United States)	2.5%
Quanta Services, Inc. (Construction & Engineering, United States)	2.4%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.2%
Total	26.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000237508
Shareholder Report [Line Items]
Fund Name	First Eagle U.S. Smid Cap Opportunity Fund
Class Name	Class R6
Trading Symbol	FEXRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle U.S. Smid Cap Opportunity Fund (Class R6) | $12,485	S&P 500 Index | $16,692	Russell 2500™ Value Index | $12,683	Russell 2500™ Index | $12,946
8/15/22	10,000	10,000	10,000	10,000
8/31/22	9,220	9,212	9,208	9,190
9/30/22	8,190	8,364	8,277	8,315
10/31/22	8,980	9,041	9,151	9,112
11/30/22	9,490	9,546	9,610	9,497
12/31/22	8,863.6	8,996	9,039	8,932
1/31/23	9,927.63	9,561	9,942	9,825
2/28/23	9,576.3	9,328	9,661	9,595
3/31/23	9,134.63	9,670	9,165	9,235
4/30/23	9,134.63	9,821	9,043	9,115
5/31/23	8,933.86	9,864	8,785	8,955
6/30/23	10,028.01	10,516	9,566	9,718
7/31/23	10,349.23	10,854	10,127	10,201
8/31/23	9,977.82	10,681	9,737	9,800
9/30/23	9,345.43	10,172	9,216	9,253
10/31/23	8,743.14	9,958	8,699	8,691
11/30/23	9,556.22	10,867	9,488	9,473
12/31/23	10,410.51	11,361	10,484	10,489
1/31/24	10,171.31	11,552	10,190	10,214
2/29/24	10,753.71	12,169	10,598	10,770
3/31/24	11,294.52	12,560	11,120	11,214
4/30/24	10,618.51	12,047	10,421	10,463
5/31/24	11,180.12	12,644	10,860	10,898
6/30/24	11,003.32	13,098	10,641	10,735
7/31/24	11,554.52	13,258	11,503	11,532
8/31/24	11,762.52	13,579	11,503	11,503
9/30/24	11,918.53	13,869	11,666	11,674
10/31/24	11,772.92	13,743	11,519	11,566
11/30/24	12,646.53	14,550	12,535	12,704
12/31/24	11,619.02	14,203	11,635	11,747
1/31/25	12,015.71	14,599	12,031	12,163
2/28/25	11,253.64	14,408	11,586	11,592
3/31/25	10,606.4	13,596	10,957	10,865
4/30/25	10,376.73	13,504	10,640	10,641
5/31/25	11,107.49	14,354	11,247	11,278
6/30/25	11,754.73	15,084	11,755	11,798
7/31/25	12,005.28	15,423	11,959	12,026
8/31/25	12,308.02	15,735	12,587	12,657
9/30/25	12,527.24	16,310	12,716	12,860
10/31/25	12,485.49	16,692	12,683	12,946

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (8/15/22)
Class R6	6.05%	7.16%
S&P 500 Index	21.45%	17.21%
Russell 2500™ Value Index	10.11%	7.66%
Russell 2500™ Index	11.94%	8.37%

Performance Inception Date	Aug. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 47,656,026
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 128,655
InvestmentCompanyPortfolioTurnover	66.26%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$47,656,026 Number of Portfolio Holdings71 Portfolio Turnover Rate66.26% Net Investment Advisory Fees (net of waivers and reimbursements)$128,655
Holdings [Text Block]
Value	Value
Common Stocks	97.1%
Short-Term Investments	2.9%Footnote Reference1
Value	Value
Short-Term Investments	2.9%
OthersFootnote Reference3	0.4%
Communication Services	1.4%
Materials	1.8%
Real Estate	2.5%
Energy	3.3%
Consumer Staples	4.9%
Consumer Discretionary	10.5%
Health Care	12.5%
Financials	16.3%
Information Technology	18.0%
Industrials	25.5%

Largest Holdings [Text Block]
Cardinal Health, Inc. (Health Care Providers & Services, United States)	3.1%
Fabrinet (Electronic Equipment, Instruments & Components, Thailand)	3.0%
Tenet Healthcare Corp. (Health Care Providers & Services, United States)	2.9%
Flex Ltd. (Electronic Equipment, Instruments & Components, United States)	2.5%
nVent Electric plc (Electrical Equipment, United States)	2.5%
Evercore, Inc., Class A (Capital Markets, United States)	2.5%
Coherent Corp. (Electronic Equipment, Instruments & Components, United States)	2.5%
Webster Financial Corp. (Banks, United States)	2.5%
Quanta Services, Inc. (Construction & Engineering, United States)	2.4%
Bio-Rad Laboratories, Inc., Class A (Life Sciences Tools & Services, United States)	2.2%
Total	26.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000232393
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class A
Trading Symbol	FERAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Real Assets Fund (Class A) | $12,728	MSCI World Index | $15,020	Consumer Price Index for Urban Consumers (CPI-U) | $11,633
11/30/21	9,496.68	10,000	10,000
12/31/21	9,905.04	10,427	10,071
1/31/22	9,876.55	9,876	10,133
2/28/22	9,952.52	9,626	10,204
3/31/22	10,398.86	9,890	10,310
4/30/22	9,857.55	9,068	10,350
5/31/22	10,056.98	9,075	10,447
6/30/22	9,097.82	8,289	10,583
7/31/22	9,563.16	8,947	10,578
8/31/22	9,145.3	8,573	10,586
9/30/22	8,319.09	7,776	10,631
10/31/22	9,088.32	8,335	10,687
11/30/22	9,772.08	8,914	10,713
12/31/22	9,510.87	8,536	10,717
1/31/23	10,210.76	9,140	10,776
2/28/23	9,712.21	8,920	10,812
3/31/23	9,827.26	9,196	10,818
4/30/23	9,961.49	9,357	10,862
5/31/23	9,309.53	9,263	10,878
6/30/23	9,740.97	9,824	10,906
7/31/23	10,201.17	10,154	10,925
8/31/23	9,980.66	9,911	10,980
9/30/23	9,654.68	9,484	11,024
10/31/23	9,376.64	9,208	11,034
11/30/23	9,894.37	10,072	11,050
12/31/23	10,424.15	10,566	11,073
1/31/24	10,112.11	10,693	11,111
2/29/24	10,151.11	11,146	11,155
3/31/24	10,775.2	11,504	11,194
4/30/24	10,385.15	11,077	11,226
5/31/24	10,745.94	11,572	11,231
6/30/24	10,463.16	11,807	11,230
7/31/24	10,970.22	12,015	11,246
8/31/24	11,155.5	12,333	11,266
9/30/24	11,399.28	12,559	11,292
10/31/24	11,126.24	12,310	11,318
11/30/24	11,340.77	12,874	11,349
12/31/24	10,583.52	12,539	11,391
1/31/25	10,865.48	12,981	11,444
2/28/25	11,087.01	12,888	11,469
3/31/25	11,046.74	12,314	11,463
4/30/25	11,056.81	12,424	11,488
5/31/25	11,469.67	13,159	11,498
6/30/25	11,812.05	13,727	11,531
7/31/25	11,812.05	13,904	11,553
8/31/25	12,335.69	14,266	11,597
9/30/25	12,929.82	14,725	11,633
10/31/25	12,728.42	15,020	11,633

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (11/30/21)
Class A - without sales charge	14.40%	7.76%
Class A - with sales charge	8.68%	6.35%
MSCI World Index	22.02%	10.94%
Consumer Price Index for Urban Consumers (CPI-U)	2.79%	3.94%

Performance Inception Date	Nov. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 16,602,335
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,602,335 Number of Portfolio Holdings68 Portfolio Turnover Rate38.78% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Common Stocks	89.6%
Master Limited Partnerships	4.5%
Commodities	2.4%
Exchange Traded Funds	1.4%
Short-Term Investments	2.1%Footnote Reference1
Value	Value
Short-Term Investments	2.1%
OthersFootnote Reference4	2.0%
Consumer Discretionary	1.6%
Consumer Staples	2.3%
Commodities	2.4%
Health Care	3.2%
Information Technology	6.6%
Utilities	6.8%
Industrials	9.8%
Energy	16.8%
Real Estate	19.2%
Materials	27.2%
United States	38.6%
Canada	16.9%
United Kingdom	9.7%
Mexico	8.3%
Hong Kong	4.4%
China	3.8%
Japan	3.5%
South Korea	3.0%
Indonesia	2.3%
Germany	1.8%
OthersFootnote Reference6	5.6%
Short-Term Investments	2.1%

Largest Holdings [Text Block]
Grupo Mexico SAB de CV (Metals & Mining, Mexico)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	3.1%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	3.1%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.1%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.8%
Gold bullion (Precious Metal)Footnote Reference3	2.4%
CRH plc (Construction Materials, United States)	2.4%
GDS Holdings Ltd., Class A (IT Services, China)	2.3%
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels, Indonesia)	2.3%
Total	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000232392
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class I
Trading Symbol	FEREX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Real Assets Fund (Class I) | $1,353,410	MSCI World Index | $1,501,968	Consumer Price Index for Urban Consumers (CPI-U) | $1,163,343
11/30/21	1,000,000	1,000,000	1,000,000
12/31/21	1,044,000	1,042,740	1,007,108
1/31/22	1,040,000	987,568	1,013,335
2/28/22	1,049,000	962,591	1,020,447
3/31/22	1,096,000	989,008	1,030,998
4/30/22	1,039,000	906,848	1,034,997
5/31/22	1,060,000	907,534	1,044,741
6/30/22	959,000	828,922	1,058,273
7/31/22	1,009,000	894,735	1,057,800
8/31/22	965,000	857,328	1,058,596
9/30/22	878,000	777,631	1,063,111
10/31/22	959,000	833,475	1,068,699
11/30/22	1,031,000	891,427	1,071,314
12/31/22	1,004,080.14	853,571	1,071,672
1/31/23	1,078,494.2	913,966	1,077,583
2/28/23	1,025,486.92	891,996	1,081,241
3/31/23	1,038,738.74	919,558	1,081,840
4/30/23	1,053,009.93	935,677	1,086,198
5/31/23	983,692.73	926,336	1,087,840
6/30/23	1,030,583.78	982,359	1,090,649
7/31/23	1,078,494.2	1,015,359	1,092,499
8/31/23	1,056,068.05	991,106	1,097,961
9/30/23	1,021,409.44	948,352	1,102,394
10/31/23	992,867.06	920,834	1,103,395
11/30/23	1,047,913.08	1,007,165	1,104,952
12/31/23	1,102,607.64	1,056,611	1,107,276
1/31/24	1,071,372.3	1,069,290	1,111,074
2/29/24	1,075,537.01	1,114,626	1,115,478
3/31/24	1,141,131.23	1,150,444	1,119,369
4/30/24	1,100,525.28	1,107,711	1,122,629
5/31/24	1,139,048.87	1,157,173	1,123,074
6/30/24	1,108,854.71	1,180,719	1,123,042
7/31/24	1,162,995.97	1,201,526	1,124,602
8/31/24	1,182,778.36	1,233,283	1,126,628
9/30/24	1,209,848.99	1,255,869	1,129,211
10/31/24	1,180,696	1,230,957	1,131,768
11/30/24	1,203,601.92	1,287,441	1,134,942
12/31/24	1,122,996.5	1,253,889	1,139,081
1/31/25	1,153,144.06	1,298,137	1,144,399
2/28/25	1,176,831.43	1,288,795	1,146,870
3/31/25	1,172,524.63	1,231,417	1,146,297
4/30/25	1,174,678.03	1,242,360	1,148,829
5/31/25	1,218,822.67	1,315,898	1,149,758
6/30/25	1,255,430.42	1,372,683	1,153,057
7/31/25	1,255,430.42	1,390,353	1,155,324
8/31/25	1,311,418.74	1,426,621	1,159,742
9/30/25	1,373,867.25	1,472,481	1,163,343
10/31/25	1,353,409.98	1,501,968	1,163,343

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (11/30/21)
Class I	14.63%	8.03%
MSCI World Index	22.02%	10.94%
Consumer Price Index for Urban Consumers (CPI-U)	2.79%	3.94%

Performance Inception Date	Nov. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 16,602,335
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,602,335 Number of Portfolio Holdings68 Portfolio Turnover Rate38.78% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Common Stocks	89.6%
Master Limited Partnerships	4.5%
Commodities	2.4%
Exchange Traded Funds	1.4%
Short-Term Investments	2.1%Footnote Reference1
Value	Value
Short-Term Investments	2.1%
OthersFootnote Reference4	2.0%
Consumer Discretionary	1.6%
Consumer Staples	2.3%
Commodities	2.4%
Health Care	3.2%
Information Technology	6.6%
Utilities	6.8%
Industrials	9.8%
Energy	16.8%
Real Estate	19.2%
Materials	27.2%
United States	38.6%
Canada	16.9%
United Kingdom	9.7%
Mexico	8.3%
Hong Kong	4.4%
China	3.8%
Japan	3.5%
South Korea	3.0%
Indonesia	2.3%
Germany	1.8%
OthersFootnote Reference6	5.6%
Short-Term Investments	2.1%

Largest Holdings [Text Block]
Grupo Mexico SAB de CV (Metals & Mining, Mexico)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	3.1%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	3.1%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.1%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.8%
Gold bullion (Precious Metal)Footnote Reference3	2.4%
CRH plc (Construction Materials, United States)	2.4%
GDS Holdings Ltd., Class A (IT Services, China)	2.3%
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels, Indonesia)	2.3%
Total	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000232391
Shareholder Report [Line Items]
Fund Name	First Eagle Global Real Assets Fund
Class Name	Class R6
Trading Symbol	FERRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Global Real Assets Fund (Class R6) | $13,533	MSCI World Index | $15,020	Consumer Price Index for Urban Consumers (CPI-U) | $11,633
11/30/21	10,000	10,000	10,000
12/31/21	10,440	10,427	10,071
1/31/22	10,400	9,876	10,133
2/28/22	10,490	9,626	10,204
3/31/22	10,960	9,890	10,310
4/30/22	10,390	9,068	10,350
5/31/22	10,600	9,075	10,447
6/30/22	9,590	8,289	10,583
7/31/22	10,090	8,947	10,578
8/31/22	9,650	8,573	10,586
9/30/22	8,780	7,776	10,631
10/31/22	9,590	8,335	10,687
11/30/22	10,310	8,914	10,713
12/31/22	10,042.73	8,536	10,717
1/31/23	10,787.02	9,140	10,776
2/28/23	10,256.84	8,920	10,812
3/31/23	10,389.39	9,196	10,818
4/30/23	10,521.93	9,357	10,862
5/31/23	9,838.82	9,263	10,878
6/30/23	10,297.63	9,824	10,906
7/31/23	10,787.02	10,154	10,925
8/31/23	10,552.52	9,911	10,980
9/30/23	10,205.87	9,484	11,024
10/31/23	9,930.58	9,208	11,034
11/30/23	10,470.95	10,072	11,050
12/31/23	11,030.58	10,566	11,073
1/31/24	10,707.68	10,693	11,111
2/29/24	10,749.34	11,146	11,155
3/31/24	11,405.55	11,504	11,194
4/30/24	11,009.74	11,077	11,226
5/31/24	11,395.14	11,572	11,231
6/30/24	11,093.07	11,807	11,230
7/31/24	11,634.71	12,015	11,246
8/31/24	11,832.61	12,333	11,266
9/30/24	12,093.01	12,559	11,292
10/31/24	11,801.36	12,310	11,318
11/30/24	12,030.51	12,874	11,349
12/31/24	11,225.09	12,539	11,391
1/31/25	11,527.02	12,981	11,444
2/28/25	11,764.24	12,888	11,469
3/31/25	11,731.89	12,314	11,463
4/30/25	11,742.68	12,424	11,488
5/31/25	12,184.78	13,159	11,498
6/30/25	12,551.4	13,727	11,531
7/31/25	12,551.4	13,904	11,553
8/31/25	13,112.12	14,266	11,597
9/30/25	13,748.31	14,725	11,633
10/31/25	13,532.65	15,020	11,633

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (11/30/21)
Class R6	14.67%	8.03%
MSCI World Index	22.02%	10.94%
Consumer Price Index for Urban Consumers (CPI-U)	2.79%	3.94%

Performance Inception Date	Nov. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 16,602,335
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,602,335 Number of Portfolio Holdings68 Portfolio Turnover Rate38.78% Net Investment Advisory Fees (net of waivers and reimbursements)$-
Holdings [Text Block]
Value	Value
Common Stocks	89.6%
Master Limited Partnerships	4.5%
Commodities	2.4%
Exchange Traded Funds	1.4%
Short-Term Investments	2.1%Footnote Reference1
Value	Value
Short-Term Investments	2.1%
OthersFootnote Reference4	2.0%
Consumer Discretionary	1.6%
Consumer Staples	2.3%
Commodities	2.4%
Health Care	3.2%
Information Technology	6.6%
Utilities	6.8%
Industrials	9.8%
Energy	16.8%
Real Estate	19.2%
Materials	27.2%
United States	38.6%
Canada	16.9%
United Kingdom	9.7%
Mexico	8.3%
Hong Kong	4.4%
China	3.8%
Japan	3.5%
South Korea	3.0%
Indonesia	2.3%
Germany	1.8%
OthersFootnote Reference6	5.6%
Short-Term Investments	2.1%

Largest Holdings [Text Block]
Grupo Mexico SAB de CV (Metals & Mining, Mexico)	3.6%
HCA Healthcare, Inc. (Health Care Providers & Services, United States)	3.2%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	3.1%
Samsung Electronics Co. Ltd. (Preference) (Technology Hardware, Storage & Peripherals, South Korea)	3.1%
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	3.1%
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels, United States)	2.8%
Gold bullion (Precious Metal)Footnote Reference3	2.4%
CRH plc (Construction Materials, United States)	2.4%
GDS Holdings Ltd., Class A (IT Services, China)	2.3%
United Tractors Tbk. PT (Oil, Gas & Consumable Fuels, Indonesia)	2.3%
Total	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000108220
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FEHAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$115	1.15%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class A) | $14,448	Bloomberg U.S. Corporate High Yield Index | $17,735	S&P Municipal Yield Index | $14,953	S&P Municipal Bond Index | $12,806
10/31/15	9,549.35	10,000	10,000	10,000
11/30/15	9,396.78	9,778	10,047	10,043
12/31/15	8,960.8	9,531	10,117	10,114
1/31/16	8,614.79	9,378	10,186	10,221
2/29/16	8,562.25	9,432	10,248	10,237
3/31/16	9,084.05	9,851	10,347	10,280
4/30/16	9,527.67	10,237	10,432	10,352
5/31/16	9,636.61	10,300	10,536	10,384
6/30/16	9,719.97	10,395	10,806	10,554
7/31/16	9,903.16	10,676	10,846	10,555
8/31/16	10,093.27	10,899	10,903	10,579
9/30/16	10,202	10,972	10,925	10,540
10/31/16	10,336.32	11,014	10,832	10,453
11/30/16	10,287.65	10,962	10,382	10,091
12/31/16	10,470.19	11,164	10,438	10,192
1/31/17	10,583.9	11,326	10,540	10,245
2/28/17	10,616.27	11,491	10,701	10,314
3/31/17	10,637.64	11,466	10,731	10,336
4/30/17	10,729.35	11,598	10,844	10,411
5/31/17	10,785.35	11,699	10,959	10,548
6/30/17	10,746.3	11,715	10,952	10,524
7/31/17	10,827.06	11,844	11,020	10,594
8/31/17	10,778.46	11,840	11,128	10,676
9/30/17	10,874.9	11,946	11,032	10,628
10/31/17	10,926.68	11,996	11,025	10,642
11/30/17	10,936.15	11,966	11,055	10,596
12/31/17	10,946.6	12,002	11,171	10,696
1/31/18	11,055.31	12,074	11,144	10,595
2/28/18	10,939.75	11,971	11,128	10,554
3/31/18	11,037.42	11,899	11,247	10,598
4/30/18	11,043.18	11,976	11,280	10,561
5/31/18	11,075.31	11,973	11,460	10,681
6/30/18	11,124.36	12,021	11,525	10,694
7/31/18	11,183.8	12,152	11,586	10,721
8/31/18	11,227.8	12,242	11,671	10,741
9/30/18	11,297.53	12,310	11,615	10,679
10/31/18	11,205.92	12,113	11,474	10,609
11/30/18	11,050.29	12,009	11,516	10,719
12/31/18	10,869.06	11,752	11,630	10,841
1/31/19	11,137.46	12,283	11,698	10,921
2/28/19	11,297.86	12,488	11,805	10,979
3/31/19	11,306.92	12,605	12,084	11,141
4/30/19	11,377.19	12,784	12,149	11,178
5/31/19	11,341.08	12,632	12,356	11,328
6/30/19	11,526.43	12,920	12,430	11,377
7/31/19	11,585.38	12,993	12,520	11,465
8/31/19	11,647.5	13,045	12,796	11,629
9/30/19	11,653.04	13,093	12,767	11,554
10/31/19	11,602.7	13,129	12,787	11,571
11/30/19	11,615.41	13,172	12,828	11,591
12/31/19	11,805.75	13,435	12,900	11,628
1/31/20	11,782	13,438	13,177	11,818
2/29/20	11,607.62	13,249	13,441	11,960
3/31/20	10,368.43	11,731	12,217	11,561
4/30/20	10,840.37	12,259	11,880	11,425
5/31/20	11,126.2	12,799	12,301	11,767
6/30/20	11,385.15	12,925	12,750	11,858
7/31/20	11,757.21	13,530	13,047	12,025
8/31/20	11,978.26	13,659	13,087	11,996
9/30/20	12,033.02	13,519	13,094	11,998
10/31/20	12,111.66	13,587	13,118	11,981
11/30/20	12,412.64	14,125	13,410	12,133
12/31/20	12,620.47	14,391	13,643	12,204
1/31/21	12,630.54	14,438	13,897	12,273
2/28/21	12,540.32	14,491	13,746	12,106
3/31/21	12,524.68	14,513	13,855	12,173
4/30/21	12,574.75	14,671	14,040	12,271
5/31/21	12,653.98	14,714	14,195	12,320
6/30/21	12,890.67	14,911	14,345	12,356
7/31/21	12,928.59	14,968	14,492	12,442
8/31/21	12,983.1	15,045	14,459	12,408
9/30/21	12,993.88	15,043	14,329	12,324
10/31/21	12,961.27	15,017	14,283	12,312
11/30/21	12,842.35	14,871	14,466	12,403
12/31/21	13,040.5	15,150	14,510	12,420
1/31/22	12,776.03	14,736	14,109	12,124
2/28/22	12,610.16	14,584	13,997	12,062
3/31/22	12,448.25	14,417	13,510	11,733
4/30/22	12,119.17	13,905	13,009	11,416
5/31/22	12,133.62	13,939	13,217	11,584
6/30/22	11,468.46	13,000	12,752	11,379
7/31/22	11,975.31	13,768	13,266	11,673
8/31/22	11,800.06	13,450	12,955	11,406
9/30/22	11,428.81	12,916	12,164	10,992
10/31/22	11,718.04	13,252	11,938	10,913
11/30/22	11,916.54	13,539	12,656	11,418
12/31/22	11,890.47	13,455	12,626	11,421
1/31/23	12,261.08	13,967	13,174	11,743
2/28/23	12,094.49	13,788	12,796	11,470
3/31/23	12,269.84	13,935	12,992	11,708
4/30/23	12,352.01	14,074	13,068	11,694
5/31/23	12,298.3	13,945	13,003	11,606
6/30/23	12,413.22	14,179	13,215	11,709
7/31/23	12,560.75	14,374	13,265	11,739
8/31/23	12,599.65	14,414	13,115	11,610
9/30/23	12,449.03	14,243	12,674	11,299
10/31/23	12,346.77	14,078	12,392	11,171
11/30/23	12,767.52	14,715	13,307	11,830
12/31/23	12,997.03	15,264	13,738	12,110
1/31/24	13,104.93	15,263	13,806	12,091
2/29/24	13,333.33	15,308	13,908	12,101
3/31/24	13,543.25	15,489	14,006	12,099
4/30/24	13,477.13	15,343	13,830	11,969
5/31/24	13,689.45	15,512	13,907	11,940
6/30/24	14,083.74	15,659	14,197	12,130
7/31/24	14,283.79	15,963	14,345	12,235
8/31/24	14,445.95	16,223	14,484	12,335
9/30/24	14,688.06	16,486	14,679	12,460
10/31/24	14,464.24	16,397	14,491	12,297
11/30/24	14,775.18	16,585	14,724	12,483
12/31/24	14,515.92	16,515	14,511	12,340
1/31/25	14,643.74	16,740	14,617	12,385
2/28/25	14,907.71	16,853	14,806	12,510
3/31/25	14,611.15	16,680	14,535	12,311
4/30/25	14,364.74	16,677	14,328	12,242
5/31/25	14,239.11	16,957	14,305	12,232
6/30/25	14,285.44	17,269	14,388	12,319
7/31/25	13,748.46	17,347	14,232	12,289
8/31/25	13,852.72	17,564	14,310	12,390
9/30/25	14,394.91	17,707	14,764	12,670
10/31/25	14,447.66	17,735	14,953	12,806

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class A - without sales charge	-0.11%	3.59%	4.23%
Class A - with sales charge	-2.59%	2.64%	3.75%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
S&P Municipal Yield Index	3.19%	2.65%	4.11%
S&P Municipal Bond Index	4.14%	1.34%	2.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 7,847,779,510
Holdings Count | Holding	1,836
Advisory Fees Paid, Amount	$ 28,068,019
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,847,779,510 Number of Portfolio Holdings1,836 Portfolio Turnover Rate82.00% Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019
Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000108221
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FEHCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$190	1.91%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class C) | $14,058	Bloomberg U.S. Corporate High Yield Index | $17,735	S&P Municipal Yield Index | $14,953	S&P Municipal Bond Index | $12,806
10/31/15	10,000	10,000	10,000	10,000
11/30/15	9,833.96	9,778	10,047	10,043
12/31/15	9,371.45	9,531	10,117	10,114
1/31/16	9,015.02	9,378	10,186	10,221
2/29/16	8,955.02	9,432	10,248	10,237
3/31/16	9,495.04	9,851	10,347	10,280
4/30/16	9,941.35	10,237	10,432	10,352
5/31/16	10,049	10,300	10,536	10,384
6/30/16	10,141.76	10,395	10,806	10,554
7/31/16	10,314.77	10,676	10,846	10,555
8/31/16	10,506.37	10,899	10,903	10,579
9/30/16	10,612.97	10,972	10,925	10,540
10/31/16	10,745.53	11,014	10,832	10,453
11/30/16	10,688.33	10,962	10,382	10,091
12/31/16	10,871.43	11,164	10,438	10,192
1/31/17	10,982.73	11,326	10,540	10,245
2/28/17	11,010.15	11,491	10,701	10,314
3/31/17	11,025.51	11,466	10,731	10,336
4/30/17	11,126.17	11,598	10,844	10,411
5/31/17	11,164.94	11,699	10,959	10,548
6/30/17	11,129.9	11,715	10,952	10,524
7/31/17	11,206.67	11,844	11,020	10,594
8/31/17	11,137.16	11,840	11,128	10,676
9/30/17	11,230.22	11,946	11,032	10,628
10/31/17	11,289.01	11,996	11,025	10,642
11/30/17	11,279.52	11,966	11,055	10,596
12/31/17	11,283.3	12,002	11,171	10,696
1/31/18	11,388.41	12,074	11,144	10,595
2/28/18	11,262.98	11,971	11,128	10,554
3/31/18	11,356.73	11,899	11,247	10,598
4/30/18	11,368.66	11,976	11,280	10,561
5/31/18	11,381.61	11,973	11,460	10,681
6/30/18	11,424.92	12,021	11,525	10,694
7/31/18	11,478.64	12,152	11,586	10,721
8/31/18	11,516.34	12,242	11,671	10,741
9/30/18	11,580.7	12,310	11,615	10,679
10/31/18	11,479.14	12,113	11,474	10,609
11/30/18	11,312.46	12,009	11,516	10,719
12/31/18	11,119.54	11,752	11,630	10,841
1/31/19	11,387.21	12,283	11,698	10,921
2/28/19	11,557.93	12,488	11,805	10,979
3/31/19	11,546.52	12,605	12,084	11,141
4/30/19	11,624.36	12,784	12,149	11,178
5/31/19	11,566.6	12,632	12,356	11,328
6/30/19	11,748.57	12,920	12,430	11,377
7/31/19	11,801.18	12,993	12,520	11,465
8/31/19	11,857.09	13,045	12,796	11,629
9/30/19	11,868.94	13,093	12,767	11,554
10/31/19	11,796.65	13,129	12,787	11,571
11/30/19	11,802.45	13,172	12,828	11,591
12/31/19	11,988.36	13,435	12,900	11,628
1/31/20	11,970.09	13,438	13,177	11,818
2/29/20	11,772.04	13,249	13,441	11,960
3/31/20	10,506.75	11,731	12,217	11,561
4/30/20	10,978.82	12,259	11,880	11,425
5/31/20	11,275.38	12,799	12,301	11,767
6/30/20	11,516.83	12,925	12,750	11,858
7/31/20	11,886.05	13,530	13,047	12,025
8/31/20	12,101.83	13,659	13,087	11,996
9/30/20	12,149.51	13,519	13,094	11,998
10/31/20	12,220.8	13,587	13,118	11,981
11/30/20	12,530.99	14,125	13,410	12,133
12/31/20	12,732.46	14,391	13,643	12,204
1/31/21	12,720.62	14,438	13,897	12,273
2/28/21	12,621.61	14,491	13,746	12,106
3/31/21	12,597.58	14,513	13,855	12,173
4/30/21	12,639.89	14,671	14,040	12,271
5/31/21	12,711.48	14,714	14,195	12,320
6/30/21	12,941.5	14,911	14,345	12,356
7/31/21	12,970.94	14,968	14,492	12,442
8/31/21	13,017.34	15,045	14,459	12,408
9/30/21	13,034.41	15,043	14,329	12,324
10/31/21	12,978.78	15,017	14,283	12,312
11/30/21	12,865.15	14,871	14,466	12,403
12/31/21	13,039.74	15,150	14,510	12,420
1/31/22	12,765.55	14,736	14,109	12,124
2/28/22	12,592.63	14,584	13,997	12,062
3/31/22	12,423.18	14,417	13,510	11,733
4/30/22	12,087.02	13,905	13,009	11,416
5/31/22	12,094.52	13,939	13,217	11,584
6/30/22	11,424.13	13,000	12,752	11,379
7/31/22	11,922.94	13,768	13,266	11,673
8/31/22	11,756.1	13,450	12,955	11,406
9/30/22	11,364.79	12,916	12,164	10,992
10/31/22	11,661.07	13,252	11,938	10,913
11/30/22	11,835.93	13,539	12,656	11,418
12/31/22	11,817.09	13,455	12,626	11,421
1/31/23	12,162.71	13,967	13,174	11,743
2/28/23	11,990.37	13,788	12,796	11,470
3/31/23	12,172.02	13,935	12,992	11,708
4/30/23	12,246.04	14,074	13,068	11,694
5/31/23	12,169.85	13,945	13,003	11,606
6/30/23	12,291.56	14,179	13,215	11,709
7/31/23	12,414.4	14,374	13,265	11,739
8/31/23	12,445.1	14,414	13,115	11,610
9/30/23	12,304.11	14,243	12,674	11,299
10/31/23	12,179.69	14,078	12,392	11,171
11/30/23	12,587.22	14,715	13,307	11,830
12/31/23	12,805.38	15,264	13,738	12,110
1/31/24	12,921.71	15,263	13,806	12,091
2/29/24	13,139.03	15,308	13,908	12,101
3/31/24	13,337.29	15,489	14,006	12,099
4/30/24	13,248.11	15,343	13,830	11,969
5/31/24	13,448.57	15,512	13,907	11,940
6/30/24	13,827.85	15,659	14,197	12,130
7/31/24	14,015.67	15,963	14,345	12,235
8/31/24	14,165.93	16,223	14,484	12,335
9/30/24	14,394.31	16,486	14,679	12,460
10/31/24	14,181.74	16,397	14,491	12,297
11/30/24	14,477.29	16,585	14,724	12,483
12/31/24	14,197.33	16,515	14,511	12,340
1/31/25	14,313.07	16,740	14,617	12,385
2/28/25	14,561.9	16,853	14,806	12,510
3/31/25	14,262.41	16,680	14,535	12,311
4/30/25	14,029.12	16,677	14,328	12,242
5/31/25	13,880.91	16,957	14,305	12,232
6/30/25	13,917.38	17,269	14,388	12,319
7/31/25	13,385.13	17,347	14,232	12,289
8/31/25	13,495.28	17,564	14,310	12,390
9/30/25	13,997.99	17,707	14,764	12,670
10/31/25	14,057.63	17,735	14,953	12,806

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class C - without sales charge	-0.88%	2.84%	3.46%
Class C - with sales charge	-1.82%	2.84%	3.46%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
S&P Municipal Yield Index	3.19%	2.65%	4.11%
S&P Municipal Bond Index	4.14%	1.34%	2.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 7,847,779,510
Holdings Count | Holding	1,836
Advisory Fees Paid, Amount	$ 28,068,019
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,847,779,510 Number of Portfolio Holdings1,836 Portfolio Turnover Rate82.00% Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019
Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000108222
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FEHIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class I) | $1,555,832	Bloomberg U.S. Corporate High Yield Index | $1,773,479	S&P Municipal Yield Index | $1,495,278	S&P Municipal Bond Index | $1,280,600
10/31/15	1,000,000	1,000,000	1,000,000	1,000,000
11/30/15	984,252.43	977,771	1,004,738	1,004,304
12/31/15	938,664.65	953,145	1,011,714	1,011,402
1/31/16	903,800.87	937,827	1,018,595	1,022,095
2/29/16	898,511.52	943,188	1,024,817	1,023,692
3/31/16	953,433.06	985,106	1,034,717	1,027,952
4/30/16	999,026.84	1,023,674	1,043,156	1,035,183
5/31/16	1,010,721.73	1,029,995	1,053,649	1,038,422
6/30/16	1,020,909.43	1,039,474	1,080,621	1,055,415
7/31/16	1,039,217.53	1,067,580	1,084,561	1,055,548
8/31/16	1,059,435.39	1,089,913	1,090,289	1,057,944
9/30/16	1,071,089.9	1,097,178	1,092,460	1,053,951
10/31/16	1,085,426.11	1,101,414	1,083,242	1,045,344
11/30/16	1,080,578.16	1,096,185	1,038,234	1,009,140
12/31/16	1,100,031.81	1,116,417	1,043,822	1,019,211
1/31/17	1,112,261.72	1,132,631	1,054,004	1,024,535
2/28/17	1,115,930.34	1,149,116	1,070,106	1,031,412
3/31/17	1,118,476.69	1,146,551	1,073,060	1,033,631
4/30/17	1,129,651.34	1,159,791	1,084,404	1,041,084
5/31/17	1,135,839.4	1,169,877	1,095,898	1,054,791
6/30/17	1,132,019.95	1,171,459	1,095,175	1,052,408
7/31/17	1,140,823.88	1,184,432	1,101,974	1,059,357
8/31/17	1,134,759.59	1,183,968	1,112,817	1,067,644
9/30/17	1,145,187	1,194,599	1,103,186	1,062,799
10/31/17	1,152,134.1	1,199,645	1,102,461	1,064,186
11/30/17	1,152,150.26	1,196,582	1,105,477	1,059,590
12/31/17	1,153,551.82	1,200,198	1,117,138	1,069,636
1/31/18	1,165,306.89	1,207,397	1,114,420	1,059,476
2/28/18	1,153,388.79	1,197,135	1,112,840	1,055,361
3/31/18	1,163,977.18	1,189,904	1,124,722	1,059,765
4/30/18	1,166,169.34	1,197,646	1,128,000	1,056,107
5/31/18	1,169,843.09	1,197,314	1,145,959	1,068,059
6/30/18	1,173,964.77	1,202,120	1,152,465	1,069,404
7/31/18	1,180,523.4	1,215,240	1,158,646	1,072,145
8/31/18	1,185,451.59	1,224,202	1,167,100	1,074,129
9/30/18	1,193,081.97	1,231,019	1,161,492	1,067,898
10/31/18	1,183,661.78	1,211,339	1,147,391	1,060,891
11/30/18	1,167,498.61	1,200,918	1,151,557	1,071,897
12/31/18	1,148,640.19	1,175,206	1,163,000	1,084,139
1/31/19	1,177,291.52	1,228,328	1,169,800	1,092,107
2/28/19	1,195,868.4	1,248,755	1,180,516	1,097,853
3/31/19	1,195,747.89	1,260,500	1,208,412	1,114,077
4/30/19	1,204,832.35	1,278,422	1,214,920	1,117,797
5/31/19	1,199,930.28	1,263,228	1,235,576	1,132,832
6/30/19	1,219,831.4	1,292,019	1,243,041	1,137,689
7/31/19	1,226,373.17	1,299,304	1,251,969	1,146,452
8/31/19	1,233,248.28	1,304,501	1,279,629	1,162,893
9/30/19	1,235,527.44	1,309,252	1,276,719	1,155,384
10/31/19	1,229,093.4	1,312,868	1,278,743	1,157,102
11/30/19	1,232,128.94	1,317,154	1,282,849	1,159,053
12/31/19	1,251,186.15	1,343,488	1,289,989	1,162,845
1/31/20	1,250,394.23	1,343,845	1,317,677	1,181,779
2/29/20	1,230,766.64	1,324,895	1,344,068	1,196,046
3/31/20	1,099,647.36	1,173,067	1,221,702	1,156,135
4/30/20	1,149,950.7	1,225,919	1,188,035	1,142,530
5/31/20	1,182,005.59	1,279,926	1,230,129	1,176,661
6/30/20	1,208,329.13	1,292,454	1,274,972	1,185,800
7/31/20	1,248,123.84	1,353,046	1,304,705	1,202,488
8/31/20	1,273,374.68	1,365,908	1,308,748	1,199,567
9/30/20	1,278,007.02	1,351,859	1,309,407	1,199,834
10/31/20	1,286,653.23	1,358,724	1,311,840	1,198,139
11/30/20	1,320,393.57	1,412,475	1,341,038	1,213,339
12/31/20	1,342,776.9	1,439,060	1,364,277	1,220,445
1/31/21	1,342,654.64	1,443,820	1,389,661	1,227,316
2/28/21	1,333,345.19	1,449,124	1,374,638	1,210,634
3/31/21	1,333,470.76	1,451,291	1,385,537	1,217,293
4/30/21	1,337,573.77	1,467,055	1,403,994	1,227,079
5/31/21	1,346,307.55	1,471,394	1,419,509	1,232,016
6/30/21	1,371,790.48	1,491,105	1,434,527	1,235,562
7/31/21	1,377,655.88	1,496,784	1,449,192	1,244,202
8/31/21	1,382,223.07	1,504,474	1,445,937	1,240,845
9/30/21	1,385,183.14	1,504,309	1,432,873	1,232,388
10/31/21	1,380,469.45	1,501,733	1,428,255	1,231,178
11/30/21	1,369,629.82	1,487,128	1,446,584	1,240,253
12/31/21	1,389,492.48	1,515,003	1,450,959	1,242,035
1/31/22	1,361,607.85	1,473,578	1,410,897	1,212,382
2/28/22	1,344,204.46	1,458,448	1,399,706	1,206,174
3/31/22	1,327,242.67	1,441,728	1,350,973	1,173,342
4/30/22	1,292,437.18	1,390,463	1,300,884	1,141,574
5/31/22	1,294,276.1	1,393,871	1,321,740	1,158,435
6/30/22	1,223,607.04	1,300,023	1,275,187	1,137,856
7/31/22	1,277,972.88	1,376,768	1,326,612	1,167,280
8/31/22	1,261,157.92	1,345,042	1,295,465	1,140,577
9/30/22	1,220,214.43	1,291,617	1,216,385	1,099,171
10/31/22	1,252,985.64	1,325,183	1,193,763	1,091,324
11/30/22	1,272,838.55	1,353,947	1,265,586	1,141,831
12/31/22	1,271,947.24	1,345,496	1,262,572	1,142,098
1/31/23	1,310,194.67	1,396,722	1,317,373	1,174,320
2/28/23	1,292,641.01	1,378,767	1,279,587	1,146,975
3/31/23	1,313,291.38	1,393,505	1,299,233	1,170,820
4/30/23	1,322,342.35	1,407,420	1,306,775	1,169,394
5/31/23	1,315,222.28	1,394,523	1,300,334	1,160,630
6/30/23	1,329,440.4	1,417,857	1,321,509	1,170,929
7/31/23	1,343,832.56	1,437,420	1,326,467	1,173,892
8/31/23	1,348,278.23	1,441,401	1,311,489	1,160,971
9/30/23	1,334,113.1	1,424,349	1,267,383	1,129,902
10/31/23	1,321,756.4	1,407,762	1,239,175	1,117,099
11/30/23	1,367,051.97	1,471,539	1,330,725	1,183,007
12/31/23	1,391,836.65	1,526,398	1,373,775	1,210,990
1/31/24	1,405,327.15	1,526,338	1,380,622	1,209,138
2/29/24	1,429,873.9	1,530,798	1,390,800	1,210,067
3/31/24	1,452,728.6	1,548,907	1,400,626	1,209,874
4/30/24	1,444,183.63	1,534,347	1,382,979	1,196,907
5/31/24	1,467,244.09	1,551,204	1,390,733	1,194,006
6/30/24	1,509,853.91	1,565,854	1,419,716	1,213,050
7/31/24	1,531,622.14	1,596,295	1,434,532	1,223,509
8/31/24	1,549,348.19	1,622,334	1,448,374	1,233,545
9/30/24	1,575,671.57	1,648,582	1,467,904	1,245,951
10/31/24	1,553,753.4	1,639,671	1,449,083	1,229,692
11/30/24	1,587,487.85	1,658,535	1,472,398	1,248,333
12/31/24	1,558,151.23	1,651,464	1,451,061	1,234,031
1/31/25	1,574,032.77	1,674,029	1,461,744	1,238,538
2/28/25	1,600,912.66	1,685,266	1,480,619	1,250,954
3/31/25	1,569,371.18	1,668,038	1,453,538	1,231,118
4/30/25	1,545,035.43	1,667,702	1,432,821	1,224,172
5/31/25	1,529,998.57	1,695,715	1,430,475	1,223,194
6/30/25	1,535,293.29	1,726,902	1,438,816	1,231,897
7/31/25	1,477,812.95	1,734,683	1,423,209	1,228,857
8/31/25	1,491,205.05	1,756,364	1,430,984	1,238,999
9/30/25	1,547,972.52	1,770,691	1,476,394	1,266,965
10/31/25	1,555,831.6	1,773,479	1,495,278	1,280,600

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	10 Years
Class I	0.13%	3.87%	4.52%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.90%
S&P Municipal Yield Index	3.19%	2.65%	4.11%
S&P Municipal Bond Index	4.14%	1.34%	2.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 7,847,779,510
Holdings Count | Holding	1,836
Advisory Fees Paid, Amount	$ 28,068,019
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,847,779,510 Number of Portfolio Holdings1,836 Portfolio Turnover Rate82.00% Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019
Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000179786
Shareholder Report [Line Items]
Fund Name	First Eagle High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FEHRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle High Yield Municipal Fund (Class R6) | $13,951	Bloomberg U.S. Corporate High Yield Index | $15,433	S&P Municipal Yield Index | $13,973	S&P Municipal Bond Index | $12,416
3/1/17	10,000	10,000	10,000	10,000
3/31/17	10,010.66	9,978	10,028	10,022
4/30/17	10,099.78	10,093	10,134	10,094
5/31/17	10,155.37	10,181	10,241	10,227
6/30/17	10,121.47	10,194	10,234	10,204
7/31/17	10,200.48	10,307	10,298	10,271
8/31/17	10,157.73	10,303	10,399	10,351
9/30/17	10,250.98	10,396	10,309	10,304
10/31/17	10,299.05	10,440	10,302	10,318
11/30/17	10,299.03	10,413	10,331	10,273
12/31/17	10,322.92	10,445	10,440	10,371
1/31/18	10,427.99	10,507	10,414	10,272
2/28/18	10,321.27	10,418	10,399	10,232
3/31/18	10,404.15	10,355	10,510	10,275
4/30/18	10,423.62	10,422	10,541	10,239
5/31/18	10,454.9	10,419	10,709	10,355
6/30/18	10,493.19	10,461	10,770	10,368
7/31/18	10,550.29	10,575	10,827	10,395
8/31/18	10,604.71	10,653	10,906	10,414
9/30/18	10,659.64	10,713	10,854	10,354
10/31/18	10,587.4	10,541	10,722	10,286
11/30/18	10,431.34	10,451	10,761	10,393
12/31/18	10,263.12	10,227	10,868	10,511
1/31/19	10,518.39	10,689	10,932	10,588
2/28/19	10,684.76	10,867	11,032	10,644
3/31/19	10,684.14	10,969	11,292	10,801
4/30/19	10,765.77	11,125	11,353	10,838
5/31/19	10,722.24	10,993	11,546	10,983
6/30/19	10,900.42	11,244	11,616	11,030
7/31/19	10,959.42	11,307	11,699	11,115
8/31/19	11,021.43	11,352	11,958	11,275
9/30/19	11,042.35	11,394	11,931	11,202
10/31/19	10,984.53	11,425	11,950	11,219
11/30/19	11,012.1	11,462	11,988	11,238
12/31/19	11,182.84	11,691	12,055	11,274
1/31/20	11,176.28	11,695	12,314	11,458
2/29/20	11,001.2	11,530	12,560	11,596
3/31/20	9,829.49	10,208	11,417	11,209
4/30/20	10,279.59	10,668	11,102	11,077
5/31/20	10,566.48	11,138	11,495	11,408
6/30/20	10,802.02	11,247	11,914	11,497
7/31/20	11,158.11	11,775	12,192	11,659
8/31/20	11,380.37	11,887	12,230	11,630
9/30/20	11,419.23	11,764	12,236	11,633
10/31/20	11,494.38	11,824	12,259	11,616
11/30/20	11,796.39	12,292	12,532	11,764
12/31/20	11,997.01	12,523	12,749	11,833
1/31/21	11,996.5	12,565	12,986	11,899
2/28/21	11,913.51	12,611	12,846	11,738
3/31/21	11,914.81	12,630	12,948	11,802
4/30/21	11,951.64	12,767	13,120	11,897
5/31/21	12,030.09	12,805	13,265	11,945
6/30/21	12,258.21	12,976	13,405	11,979
7/31/21	12,311.02	13,026	13,543	12,063
8/31/21	12,352.54	13,092	13,512	12,031
9/30/21	12,379.71	13,091	13,390	11,949
10/31/21	12,338.37	13,069	13,347	11,937
11/30/21	12,242.14	12,942	13,518	12,025
12/31/21	12,420.44	13,184	13,559	12,042
1/31/22	12,171.85	12,824	13,185	11,755
2/28/22	12,017.2	12,692	13,080	11,694
3/31/22	11,866.63	12,546	12,625	11,376
4/30/22	11,556.5	12,100	12,157	11,068
5/31/22	11,573.67	12,130	12,351	11,232
6/30/22	10,942.61	11,313	11,916	11,032
7/31/22	11,429.72	11,981	12,397	11,317
8/31/22	11,280.27	11,705	12,106	11,058
9/30/22	10,914.96	11,240	11,367	10,657
10/31/22	11,207.86	11,532	11,156	10,581
11/30/22	11,386.02	11,783	11,827	11,071
12/31/22	11,378.61	11,709	11,799	11,073
1/31/23	11,720.78	12,155	12,311	11,386
2/28/23	11,563.74	11,999	11,958	11,120
3/31/23	11,748.44	12,127	12,141	11,352
4/30/23	11,829.45	12,248	12,212	11,338
5/31/23	11,765.58	12,136	12,151	11,253
6/30/23	11,876.02	12,339	12,349	11,353
7/31/23	12,019.62	12,509	12,396	11,381
8/31/23	12,059.36	12,544	12,256	11,256
9/30/23	11,932.65	12,395	11,844	10,955
10/31/23	11,822.18	12,251	11,580	10,831
11/30/23	12,228.42	12,806	12,435	11,470
12/31/23	12,451.7	13,283	12,838	11,741
1/31/24	12,571.97	13,283	12,902	11,723
2/29/24	12,825.65	13,322	12,997	11,732
3/31/24	13,017.45	13,479	13,089	11,730
4/30/24	12,957.13	13,352	12,924	11,605
5/31/24	13,164.07	13,499	12,996	11,576
6/30/24	13,545.24	13,627	13,267	11,761
7/31/24	13,740.37	13,892	13,406	11,862
8/31/24	13,899.1	14,118	13,535	11,960
9/30/24	14,141.77	14,347	13,717	12,080
10/31/24	13,937.07	14,269	13,542	11,922
11/30/24	14,230.28	14,433	13,759	12,103
12/31/24	13,975.08	14,372	13,560	11,964
1/31/25	14,108.63	14,568	13,660	12,008
2/28/25	14,357.17	14,666	13,836	12,129
3/31/25	14,065.4	14,516	13,583	11,936
4/30/25	13,851.12	14,513	13,390	11,869
5/31/25	13,732.45	14,757	13,368	11,859
6/30/25	13,779.97	15,028	13,446	11,944
7/31/25	13,248.11	15,096	13,300	11,914
8/31/25	13,369	15,284	13,372	12,013
9/30/25	13,896.39	15,409	13,797	12,284
10/31/25	13,950.99	15,433	13,973	12,416

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 years	Since Inception (3/1/17)
Class R6	0.10%	3.95%	3.92%
Bloomberg U.S. Corporate High Yield Index	8.16%	5.47%	5.13%
S&P Municipal Yield Index	3.19%	2.65%	3.94%
S&P Municipal Bond Index	4.14%	1.34%	2.53%

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 7,847,779,510
Holdings Count | Holding	1,836
Advisory Fees Paid, Amount	$ 28,068,019
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$7,847,779,510 Number of Portfolio Holdings1,836 Portfolio Turnover Rate82.00% Net Investment Advisory Fees (net of waivers and reimbursements)$28,068,019
Holdings [Text Block]
Value	Value
Municipal Bonds	99.9%Footnote Reference1
Short-Term Investments	0.1%Footnote Reference2

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000247344
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class A
Trading Symbol	FDUAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class A) | $10,562	S&P Municipal Bond Index | $10,575	S&P Short Duration Municipal Yield Index | $10,627
1/2/24	9,746.59	10,000	10,000
1/31/24	9,819.76	9,985	10,034
2/29/24	9,858.66	9,992	10,041
3/31/24	9,909.43	9,991	10,040
4/30/24	9,934.88	9,884	9,932
5/31/24	9,990.56	9,860	9,908
6/30/24	10,134.98	10,017	10,066
7/31/24	10,241.75	10,103	10,153
8/31/24	10,339.61	10,186	10,236
9/30/24	10,421.21	10,289	10,339
10/31/24	10,360.28	10,154	10,204
11/30/24	10,490.06	10,308	10,359
12/31/24	10,446.21	10,190	10,240
1/31/25	10,525.19	10,227	10,277
2/28/25	10,634.55	10,330	10,381
3/31/25	10,590.71	10,166	10,216
4/30/25	10,505.58	10,109	10,158
5/31/25	10,523.64	10,101	10,150
6/30/25	10,572.8	10,173	10,222
7/31/25	10,314.05	10,148	10,197
8/31/25	10,419.47	10,231	10,281
9/30/25	10,579.29	10,462	10,513
10/31/25	10,561.91	10,575	10,627

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (1/2/24)
Class A - without sales charge	1.95%	4.49%
Class A - with sales charge	-0.57%	3.03%
S&P Municipal Bond Index	4.14%	3.08%
S&P Short Duration Municipal Yield Index	4.20%	4.38%

Performance Inception Date	Jan. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,558,753,154
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 3,539,670
InvestmentCompanyPortfolioTurnover	114.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,558,753,154 Number of Portfolio Holdings700 Portfolio Turnover Rate114.60% Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670
Holdings [Text Block]
Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000260319
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class C
Trading Symbol	FDYCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Period July 11, 2025 to October 31, 2025?

Based on a Hypothetical $10,000 Investment

Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class C	$49Footnote Reference1	1.60%Footnote Reference2
Footnote	Description
Footnote[1]	The cost of a $10,000 investment is based on the period July 11, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 49	[1]
Expense Ratio, Percent	1.60%	[2]
Expenses Short Period Footnote [Text Block]	The cost of a $10,000 investment is based on the period July 11, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class C) | $9,910	S&P Municipal Bond Index | $10,395	S&P Short Duration Municipal Yield Index | $10,197
7/11/25	10,000	10,000	10,000
7/31/25	9,790.53	9,975	9,973
8/31/25	9,884.48	10,058	10,061
9/30/25	10,030.74	10,285	10,180
10/31/25	9,910.01	10,395	10,197

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception (7/11/25)
Class C - without sales charge	0.09%
Class C - with sales charge	-0.90%
S&P Municipal Bond Index	4.04%
S&P Short Duration Municipal Yield Index	2.08%

Performance Inception Date	Jul. 11, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,558,753,154
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 3,539,670
InvestmentCompanyPortfolioTurnover	114.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,558,753,154 Number of Portfolio Holdings700 Portfolio Turnover Rate114.60% Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670
Holdings [Text Block]
Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since July 11, 2025 . For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000247345
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class I
Trading Symbol	FDUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class I	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class I) | $1,089,002	S&P Municipal Bond Index | $1,057,482	S&P Short Duration Municipal Yield Index | $1,062,652
1/2/24	1,000,000	1,000,000	1,000,000
1/31/24	1,007,698.89	998,471	1,003,352
2/29/24	1,011,451.89	999,238	1,004,124
3/31/24	1,017,506.89	999,079	1,003,963
4/30/24	1,020,340.8	988,371	993,203
5/31/24	1,026,339.67	985,976	990,796
6/30/24	1,041,426.76	1,001,701	1,006,598
7/31/24	1,051,649.03	1,010,338	1,015,278
8/31/24	1,062,993.92	1,018,626	1,023,606
9/30/24	1,071,641.3	1,028,870	1,033,900
10/31/24	1,065,593.39	1,015,444	1,020,409
11/30/24	1,078,124.16	1,030,837	1,035,877
12/31/24	1,073,871.97	1,019,027	1,024,009
1/31/25	1,083,225.9	1,022,749	1,027,749
2/28/25	1,094,731.73	1,033,001	1,038,052
3/31/25	1,090,437.61	1,016,622	1,021,592
4/30/25	1,081,882.33	1,010,886	1,015,828
5/31/25	1,083,964.39	1,010,078	1,015,016
6/30/25	1,089,256.06	1,017,265	1,022,238
7/31/25	1,062,775.13	1,014,754	1,019,715
8/31/25	1,073,865.89	1,023,129	1,028,131
9/30/25	1,090,574.08	1,046,223	1,051,338
10/31/25	1,089,002.3	1,057,482	1,062,652

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (1/2/24)
Class I	2.20%	4.77%
S&P Municipal Bond Index	4.14%	3.08%
S&P Short Duration Municipal Yield Index	4.20%	4.38%

Performance Inception Date	Jan. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,558,753,154
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 3,539,670
InvestmentCompanyPortfolioTurnover	114.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,558,753,154 Number of Portfolio Holdings700 Portfolio Turnover Rate114.60% Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670
Holdings [Text Block]
Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

C000247343
Shareholder Report [Line Items]
Fund Name	First Eagle Short Duration High Yield Municipal Fund
Class Name	Class R6
Trading Symbol	FDURX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Class R6	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	First Eagle Short Duration High Yield Municipal Fund (Class R6) | $10,892	S&P Municipal Bond Index | $10,575	S&P Short Duration Municipal Yield Index | $10,627
1/2/24	10,000	10,000	10,000
1/31/24	10,076.99	9,985	10,034
2/29/24	10,118.89	9,992	10,041
3/31/24	10,173.35	9,991	10,040
4/30/24	10,201.6	9,884	9,932
5/31/24	10,261.63	9,860	9,908
6/30/24	10,412.29	10,017	10,066
7/31/24	10,524.83	10,103	10,153
8/31/24	10,627.84	10,186	10,236
9/30/24	10,724.93	10,289	10,339
10/31/24	10,654.33	10,154	10,204
11/30/24	10,790.13	10,308	10,359
12/31/24	10,748.04	10,190	10,240
1/31/25	10,831.37	10,227	10,277
2/28/25	10,946.52	10,330	10,381
3/31/25	10,903.93	10,166	10,216
4/30/25	10,818.87	10,109	10,158
5/31/25	10,839.73	10,101	10,150
6/30/25	10,892.64	10,173	10,222
7/31/25	10,628.93	10,148	10,197
8/31/25	10,750.55	10,231	10,281
9/30/25	10,906.95	10,462	10,513
10/31/25	10,891.58	10,575	10,627

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception (1/2/24)
Class R6	2.23%	4.78%
S&P Municipal Bond Index	4.14%	3.08%
S&P Short Duration Municipal Yield Index	4.20%	4.38%

Performance Inception Date	Jan. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	visit https://www.firsteagle.com if you have questions about current performance.
AssetsNet	$ 1,558,753,154
Holdings Count | Holding	700
Advisory Fees Paid, Amount	$ 3,539,670
InvestmentCompanyPortfolioTurnover	114.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,558,753,154 Number of Portfolio Holdings700 Portfolio Turnover Rate114.60% Net Investment Advisory Fees (net of waivers and reimbursements)$3,539,670
Holdings [Text Block]
Value	Value
Municipal Bonds	99.2%Footnote Reference1
Corporate Bonds	0.8%
Short-Term Investments	0.0%Footnote Reference2Footnote Reference3

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by March 1, 2026 at https://www.firsteagle.com or upon request at 800.334.2143. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held BCP CC Holdings L.P.

[1]	The cost of a $10,000 investment is based on the period July 11, 2025 to October 31, 2025. Had the class been open for the full fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.